UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-08228

The Timothy Plan
(Exact name of registrant as specified in charter)

1055 Maitland Center Commons, Maitland, FL 32751
(Address of principal executive offices) (Zip code)

Art Ally, The Timothy Plan

1055 Maitland Center Commons, Maitland, FL 32751

(Name and address of agent for service)

Registrant’s telephone number, including area code:	800-846-7526

Date of fiscal year end:  9/30

Date of reporting period: 3/31/16

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

The Registrant’s audited annual financial reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

TIMOTHY PLAN

SEMI-ANNUAL REPORT

March 31, 2016

TIMOTHY PLAN FAMILY OF FUNDS

Small Cap Value

CLASS	TICKER	CUSIP
A	TPLNX	887432409
C	TSVCX	887432839
I	TPVIX	887432482

Large/Mid Cap Value

CLASS	TICKER	CUSIP
A	TLVAX	887432607
C	TLVCX	887432805
I	TMVIX	887432474

Aggressive Growth

CLASS	TICKER	CUSIP
A	TAAGX	887432813
C	TCAGX	887432698
I	TIAGX	887432524

Large/Mid Cap Growth

CLASS	TICKER	CUSIP
A	TLGAX	887432789
C	TLGCX	887432680
I	TPLIX	887432490

Growth & Income

CLASS	TICKER	CUSIP
A	TGIAX	887432383
C	TGCIX	887432375
I	TIGIX	887432367

Fixed Income

CLASS	TICKER	CUSIP
A	TFIAX	887432888
C	TFICX	887432862
I	TPFIX	887432466

High Yield Bond

CLASS	TICKER	CUSIP
A	TPHAX	887432615
C	TPHCX	887432623
I	TPHIX	887432458

International

CLASS	TICKER	CUSIP
A	TPIAX	887432631
C	TPICX	887432599
I	TPIIX	887432516

Emerging Markets

CLASS	TICKER	CUSIP
A	TPEMX	887432540
C	TPECX	887432532
I	TIEMX	887432391

Israel Common Values

CLASS	TICKER	CUSIP
A	TPAIX	887432565
C	TPCIX	887432557
I	TICIX	887432441

Defensive Strategies

CLASS	TICKER	CUSIP
A	TPDAX	887432581
C	TPDCX	887432573
I	TPDIX	887432433

Strategic Growth

CLASS	TICKER	CUSIP
A	TSGAX	887432763
C	TSGCX	887432672

Conservative Growth

CLASS	TICKER	CUSIP
A	TCGAX	887432730
C	TCVCX	887432664

March 31, 2016

Dear Shareholder:

This Semi-Annual Report covers the period from October 1, 2015 through March 31, 2016 and I am pleased to report that ten of our thirteen funds actually had positive returns during those volatile six months and the three that didn’t were only down slightly. As you may recall, we have been and are continuing to take a ‘dial back risk’ defensive stand during this period of economic uncertainty.

As a result, all our fund sub-advisors (managers) have agreed to continue to take an unusually more defensive position in managing our funds for the remainder of 2016. As you know, it is not possible to predict future events so please understand that this action, while intended to somewhat insulate against market declines, could also result in lower upside returns in the event the market moves strongly up.

Nevertheless, asset allocation has always tended to be and should continue to be considered by investors as a prudent approach to investing – particularly in these unsettled times.

Once again, we hope you understand just how seriously we take our responsibility for the trust you have placed in us to morally, ethically and economically look after your investment assets. Thank you for being part of the Timothy Plan family.

Sincerely,

Arthur D. Ally,

President

Fund Profile

As of March 31, 2016 (Unaudited)

 Aggressive Growth Fund

Top Ten Industries
(% of Net Assets)
Commercial Services	16.8%
Money Market Fund	15.7%
Banks	9.8%
Computers	7.2%
Retail	6.6%
Distribution/Wholesale	5.6%
Transportation	5.5%
Software	5.0%
Insurance	4.9%
Leisure Time	4.4%
Other Assets Less Liabilities - Net	18.5%

100.0%

 Large/Mid Cap Growth Fund

Top Ten Industries
(% of Net Assets)
Money Market Fund	15.6%
Retail	10.3%
Food	7.2%
Commercial Services	6.3%
Semiconductors	6.2%
Insurance	6.1%
Pharmaceuticals	4.7%
Electronics	4.5%
Banks	4.1%
Chemicals	3.7%
Other Assets Less Liabilities - Net	31.3%

100.0%

 Large/Mid Cap Value Fund

Top Ten Industries
(% of Net Assets)
Money Market Fund	16.0%
Electronics	11.3%
Oil & Gas	6.7%
REITS	5.8%
Computers	5.6%
Food	5.1%
Retail	4.8%
Pharmaceuticals	4.1%
Healthcare-Products	4.0%
Banks	3.4%
Other Assets Less Liabilities - Net	33.2%

100.0%

 High Yield Bond Fund

Top Ten Industries
(% of Net Assets)
Corporate Bonds	92.3%
Money Market Fund	4.6%
Other Assets Less Liabilities - Net	3.1%

100.0%

International Fund

Top Ten Industries
(% of Net Assets)
Money Market Fund	14.8%
Banks	8.2%
Auto Parts & Equipment	7.3%
Insurance	7.2%
Pharmaceuticals	5.9%
Food	5.8%
Diversified Financial Services	4.9%
Oil & Gas	4.5%
Healthcare-Products	3.8%
Healthcare-Services	3.5%
Other Assets Less Liabilities - Net	34.1%

100.0%

Small Cap Value Fund

Top Ten Industries
(% of Net Assets)
Banks	13.3%
Money Market Fund	10.1%
REITS	8.7%
Healthcare-Products	6.5%
Oil & Gas	6.0%
Building Materials	5.9%
Insurance	4.6%
Retail	4.2%
Electric	4.1%
Software	2.7%
Other Assets Less Liabilities - Net	33.9%

100.0%

Fixed Income Fund

Top Ten Industries
(% of Net Assets)
Government Mortgage - Backed Securities	34.7%
Government Notes & Bonds	28.4%
Corporate Bonds	26.2%
Money Market Fund	9.9%
Other Assets Less Liabilities - Net	0.8%

100.0%

Israel Common Values Fund

Top Ten Industries
(% of Net Assets)
Banks	10.4%
Food	10.3%
Money Market Fund	10.0%
Software	9.1%
Telecommunications	8.8%
Real Estate	7.8%
Oil & Gas	7.3%
Semiconductors	6.5%
Electronics	4.9%
Pharmaceuticals	4.4%
Other Assets Less Liabilities - Net	20.5%

100.0%

 Fund Profile

 As of March 31, 2016 (Unaudited)(Continued)

 Defensive Strategies Fund

Top Ten Industries
(% of Net Assets)
Treasury Inflation Protected Securities (TIPS)	27.2%
REITS	17.5%
ETF’s	13.5%
Alternative Investments	11.1%
Money Market Fund	8.8%
Oil & Gas	5.2%
Mining	4.7%
Chemicals	2.3%
Oil & Gas Services	1.9%
Corporate Bonds	1.6%
Other Assets Less Liabilities - Net	6.2%

100.0%

 Conservative Growth Fund

Top Ten Industries
(% of Net Assets)
Mutual Funds	95.7%
Money Market Fund	4.4%
Other Assets Less Liabilities - Net	(0.1)%

100.0%

 Growth & Income Fund

Top Ten Industries
(% of Net Assets)
Government Notes & Bonds	38.1%
Money Market Fund	14.5%
Insurance	6.9%
Oil & Gas	4.7%
Retail	3.7%
Household Products/Wares	3.5%
Exchange Traded Funds	3.5%
Electronics	3.1%
Auto Parts & Equipment	2.2%
Food	2.1%
Other Assets Less Liabilities - Net	17.7%

100.0%

Strategic Growth Fund

Top Ten Industries
(% of Net Assets)
Mutual Funds	96.5%
Money Market Fund	3.5%

100.0%

Emerging Markets Fund

Top Ten Industries
(% of Net Assets)
Banks	12.0%
Preferred Stock	9.3%
Retail	7.9%
Electric	6.1%
REITS	5.6%
Money Market Fund	5.1%
Diversified Financial Services	4.9%
Oil & Gas	4.9%
Iron/Steel	4.8%
Telecommunications	4.5%
Other Assets Less Liabilities - Net	34.9%

100.0%

Schedule of Investments  |  Aggressive Growth Fund

As of March 31, 2016 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 82.2%
	ADVERTISING - 3.6%
36,480	MDC Partners, Inc. - Cl. A	$860,928

	APPAREL - 0.9%
505	Carter’s, Inc.	53,217
4,265	Steven Madden Ltd. *	157,976

		211,193

	AUTO PARTS & EQUIPMENT - 0.1%
405	Dorman Products, Inc. *	22,040

	BANKS - 9.8%
5,380	Cardinal Financial Corp.	109,483
235,290	First BanCorp. *	687,047
1,625	Iberiabank Corp.	83,314
29,440	Popular, Inc.	842,278
12,225	PrivateBancorp., Inc.	471,885
4,250	State Bank Financial Corp.	83,980
2,700	Yadkin Financial Corp.	63,909

		2,341,896

	BIOTECHNOLOGY - 1.4%
735	BioMarin Pharmaceutical, Inc. *	60,623
2,025	Charles River Laboratories International, Inc. *	153,779
2,735	Isis Pharmaceuticals Inc. *	110,767

		325,169

	BUILDING MATERIALS - 0.3%
1,625	Apogee Enterprises, Inc.	71,321

	COMMERCIAL SERVICES - 16.8%
1,990	Advisory Board Co. *	64,178
1,200	AMN Healthcare Services, Inc. *	40,332
10,090	Cardtronics, Inc. *	363,139
3,015	Euronet Services, Inc. *	223,442
945	FTI Consulting Inc. *	33,557
5,525	Grand Canyon Education, Inc. *	236,139
5,060	INC Research Holdings, Inc. - Cl. A *	208,523
82,740	Information Services Group, Inc. *	325,168
12,430	KAR Auction Services, Inc.	474,080
24,325	On Assignment, Inc. *	898,079
17,700	SEI Investments Co.	761,985
10	Team Health Holdings, Inc. *	418
14,805	TrueBlue, Inc. *	387,150

		4,016,190

	COMPUTERS - 7.2%
7,155	Cognizant Technology Solutions Corp. - Cl. A *	448,619
6,200	Electronics For Imaging, Inc. *	262,818
2,050	IHS, Inc. *	254,528
6,400	Manhattan Associates, Inc. *	363,968
1,835	MAXIMUS, Inc.	96,594
9,370	WNS Holdings Ltd. (ADR) *	287,097

		1,713,624

The accompanying notes are an integral part of these financial statements.

Schedule of Investments  |  Aggressive Growth Fund

As of March 31, 2016 (Unaudited)(Continued)

Shares		Fair Value

	DISTRIBUTION/WHOLESALE - 5.6%
66,120	H&E Equipment Services, Inc.	$1,159,084
5,040	HD Supply Holdings, Inc. *	166,672

		1,325,756

	DIVERSIFIED FINANCIAL SERVICES - 1.9%
35,680	Cowen Group, Inc. *	135,941
965	E*TRADE Financial Corp. *	23,633
5,885	WageWorks, Inc. *	297,840

		457,414

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
970	Belden, Inc.	59,538

	ENGINEERING & CONSTRUCTION - 0.4%
835	SBA Communications Corp. - Cl. A *	83,641

	HEALTHCARE - PRODUCTS - 1.6%
1,675	Bruker Biosciences Corp.	46,900
1,605	Globus Medical, Inc. - Cl. A *	38,119
5,750	Masimo Corp.	240,580
10	NuVasive, Inc. *	487
3,195	Spectranetics Corp. *	46,391

		372,477

	HEALTHCARE - SERVICES - 0.9%
3,300	Centene Corp. *	203,181

	HOME BUILDERS - 0.0%
245	Lennar Corp. - Cl. A	11,848

	HOME FURNISHINGS - 0.5%
1,375	Harman International Industries, Inc.	122,430

	INSURANCE - 4.9%
18,035	Assured Guaranty Ltd.	456,286
93,630	MGIC Investment Corp. *	718,142

		1,174,428

	LEISURE TIME - 4.4%
21,810	Brunswick Corp.	1,046,444

	MEDIA - 0.2%
7,385	Tribune Publishing Co.	57,012

	OIL & GAS - 1.5%
1,220	Carrizo Oil & Gas, Inc. *	37,722
185	Concho Resources, Inc. *	18,692
4,010	Diamondback Energy, Inc. *	309,492

		365,906

	OIL & GAS SERVICES - 0.4%
7,750	Superior Energy Services, Inc.	103,773

The accompanying notes are an integral part of these financial statements.

Schedule of Investments  |  Aggressive Growth Fund

As of March 31, 2016 (Unaudited)(Continued)

Shares		Fair Value

	PHARMACEUTICALS - 1.1%
1,040	PharMerica Corp. *	$22,994
3,675	Quintiles Transnational Holdings, Inc. *	239,243

		262,237

	RETAIL - 6.6%
175	Domino’s Pizza, Inc.	23,076
6,250	Express, Inc. *	133,813
7,355	Kona Grill, Inc. *	95,247
28,205	MarineMax, Inc. *	549,151
10,075	Sonic Corp.	354,237
4,590	Tractor Supply Co.	415,211

		1,570,735

	SEMICONDUCTORS - 1.4%
325	Broadcom Ltd.	50,213
805	Cavium, Inc. *	49,234
1,055	Integrated Device Technology, Inc. *	21,564
500	IPG Photonics Corp. *	48,040
1,200	Monolithic Power System, Inc.	76,368
995	NXP Semiconductor NV *	80,664

		326,083

	SOFTWARE - 5.0%
1,370	Aspen Technology, Inc. *	49,498
2,800	Proofpoint, Inc. *	150,584
775	PTC, Inc. *	25,699
1,650	SPS Commerce, Inc. *	70,851
10,430	SS&C Technologies Holdings, Inc.	661,471
1,890	Tyler Technologies, Inc. *	243,073

		1,201,176

	TRANSPORTATION - 5.5%
300	JB Hunt Transport Services, Inc.	25,272
5,080	Old Dominion Freight Line, Inc. *	353,670
34,800	Werner Enterprises, Inc.	945,167

		1,324,109

	TOTAL COMMON STOCK (Cost $19,997,636)	19,630,549

	MASTER LIMITED PARTNERSHIPS - 2.6%
15,850	Lazard Ltd. - Cl. A (Cost $737,696)	614,980

	MONEY MARKET FUND - 15.7%
3,765,289	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.30% (A)	3,765,289

	(Cost $3,765,289)

	TOTAL INVESTMENTS - 100.5% (Cost $24,500,621) (B)	$24,010,818
	OTHER ASSETS LESS LIABILITIES - NET - (0.5) %	(126,448)

	NET ASSETS - 100.0%	$23,884,370

* Non-income producing securities.
ADR - American Depositary Receipt.
REIT - Real Estate Investment Trust.
(A) Variable rate security; the rate shown represents the yield at March 31, 2016.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $24,615,238 and differs from fair value by net unrealized depreciation of securities as follows:
	Unrealized appreciation	$764,152
	Unrealized depreciation	(1,368,572)

	Net unrealized depreciation	$(604,420)

The accompanying notes are an integral part of these financial statements.

Schedule of Investments  |  International Fund

As of March 31, 2016 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 84.1%
	AEROSPACE/DEFENSE - 1.3%
61,000	Airbus Group SE (ADR)	$1,009,550

	AIRLINES - 2.8%
17,300	International Consolidated Airlines Group SA	690,962
81,100	Japan Airlines Co. Ltd. (ADR) *	1,491,429

		2,182,391

	AUTO PARTS & EQUIPMENT - 7.3%
37,400	Continental AG (ADR)	1,696,090
52,000	Magna International, Inc.	2,233,920
22,700	Valeo SA (ADR)	1,764,925

		5,694,935

	BANKS - 8.2%
29,239	DBS Group Holdings Ltd. (ADR)	1,326,427
95,000	ICICI Bank Ltd. (ADR)	680,200
60,100	Intesa Sanpaolo SpA (ADR)	1,000,665
59,200	KBC Groep NV (ADR)	1,524,400
365,000	Mizuho Financial Group, Inc.	1,073,100
35,100	Swedbank AB (ADR)	751,842

		6,356,634

	BUILDING MATERIALS - 0.7%
100,000	Asahi Glass Co. Ltd. (ADR)	540,000

	CHEMICALS - 0.8%
7,300	Agrium, Inc.	644,517

	DIVERSIFIED FINANCIAL SERVICES - 4.9%
175,500	Daiwa Securities Group, Inc. (ADR)	1,082,835
37,600	ORIX Corp. (ADR)	2,684,264

		3,767,099

	ELECTRIC - 2.6%
42,400	Huaneng Power International, Inc. (ADR)	1,507,744
47,900	Power Assets Holdings Ltd. (ADR)	496,244

		2,003,988

	ELECTRONICS - 1.4%
45,900	Orbotech Ltd. *	1,091,502

	ENGINEERING & CONSTRUCTION - 2.5%
103,000	Vinci SA (ADR)	1,905,500

	FOOD - 5.8%
14,000	Kerry Group PLC (ADR)	1,292,900
118,800	Marine Harvest ASA (ADR)	1,820,016
66,200	Seven & I Holdings Co. Ltd. (ADR)	1,410,722

		4,523,638

	HAND/MACHINE TOOLS - 2.7%
104,650	Techtronic Industries Co. (ADR)	2,087,768

	HEALTHCARE - PRODUCTS - 3.8%
88,000	Smith & Nephew PLC (ADR)	2,932,160

	HEALTHCARE - SERVICES - 3.5%
62,500	Fresenius Medical Care AG & Co. (ADR)	2,755,000

	HOME BUILDERS - 2.1%
96,000	Sekisui House Ltd. (ADR)	1,637,760

	INSURANCE - 7.2%
262,000	Aegon NV (ADR)	1,441,000
47,900	Ageas (ADR)	1,896,361
75,200	Muenchener Rueckversicherungs AG (ADR)	1,526,560
33,900	Zurich Insurance Group AG (ADR)	725,121

		5,589,042

The accompanying notes are an integral part of these financial statements.

Schedule of Investments  |  International Fund

As of March 31, 2016 (Unaudited)(Continued)

Shares		Fair Value

	INTERNET - 1.3%
50,000	Tencent Holdings Ltd. (ADR)	$1,022,000

	MACHINERY - CONSTRUCTION & MINING - 1.0%
33,000	Atlas Copco AB	781,110

	METAL FABRICATE/HARDWARE - 0.9%
70,000	Assa Abloy AB (ADR)	685,300

	MINING - 0.4%
10,000	Rio Tinto PLC	282,700

	MISCELLANEOUS MANUFACTURING - 2.2%
43,538	FUJIFILM Holdings Corp. (ADR)	1,715,397

	OIL & GAS - 4.5%
20,200	Eni SpA (ADR)	610,444
43,000	TOTAL SA (ADR)	1,953,060
46,500	Woodside Petroleum Ltd. (ADR)	930,465

		3,493,969

	PHARMACEUTICALS - 5.9%
103,000	Ipsen SA	1,455,390
10,500	Ono Pharmaceutical Co. Ltd.	461,055
15,700	Shire PLC (ADR)	2,698,830

		4,615,275

	RETAIL - 1.2%
69,402	CK Hutchinson	904,308

	SEMICONDUCTORS - 2.1%
19,600	NXP Semiconductors NV *	1,588,972

	SOFTWARE - 2.5%
17,000	Amadeus IT Holdings SA	731,510
22,970	Open Text Corp.	1,189,846

		1,921,356

	TELECOMMUNICATIONS - 3.4%
10,000	Globe Telecom, Inc. (ADR)	483,600
51,000	Nippon Telegraph & Telephone Corp. (ADR)	2,205,240

		2,688,840

	TRANSPORTATION - 1.1%
6,400	Canadian Pacific Railway Ltd.	849,216

	TOTAL COMMON STOCK (Cost $58,818,323)	65,269,927

	MONEY MARKET FUND - 14.8%
11,463,795	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.30% (A)	11,463,795

	(Cost $11,463,795)

	TOTAL INVESTMENTS - 98.9% (Cost $70,282,118) (B)	$76,733,722
	OTHER ASSETS LESS LIABILITIES - NET - 1.1%	858,237

	NET ASSETS - 100.0%	$77,591,959

*Non-income producing securities.
(ADR) American Depositary Receipt.
(A) Variable rate security; the rate shown represents the yield at March 31, 2016.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $70,554,029 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$9,489,413
	Unrealized depreciation	(3,309,720)

	Net unrealized appreciation	$6,179,693

The accompanying notes are an integral part of these financial statements.

Schedule of Investments  |  International Fund

As of March 31, 2016 (Unaudited)(Continued)

Diversification of Assets
Country	% of Net Assets
Japan	18.43%
France	10.42%
Germany	7.70%
Canada	6.34%
Ireland	5.14%
Great Britain	5.03%
Hong Kong	4.50%
Belgium	4.41%
Netherlands	3.91%
China	3.26%
Sweden	2.86%
Norway	2.35%
Italy	2.08%
Singapore	1.71%
Israel	1.41%
Australia	1.20%
Spain	0.94%
Switzerland	0.93%
India	0.88%
Philippines	0.62%

Total	84.12%
Money Market Fund	14.77%
Other Assets Less Liabilities - Net	1.11%

Grand Total	100.00%

The accompanying notes are an integral part of these financial statements.

Schedule of Investments  |  Large/Mid Cap Growth Fund

As of March 31, 2016 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 82.4%
	AEROSPACE/DEFENSE - 1.8%
8,290	General Dynamics Corp.	$1,089,057

	APPAREL - 2.6%
915	Carter’s, Inc.	96,423
4,150	Steven Madden Ltd. *	153,716
21,330	VF Corp.	1,381,331

		1,631,470

	BANKS - 4.1%
44,435	BB&T Corp.	1,478,352
1,925	Iberiabank Corp.	98,695
34,395	Popular, Inc.	984,041

		2,561,088

	BIOTECHNOLOGY - 3.4%
1,555	BioMarin Pharmaceutical, Inc. *	128,256
16,060	Celgene Corp. *	1,607,445
4,725	Charles River Laboratories International, Inc. *	358,817

		2,094,518

	CHEMICALS - 3.7%
7,315	LyondellBasell Industries NV	626,018
14,385	Praxair, Inc.	1,646,363

		2,272,381

	COMMERCIAL SERVICES - 6.3%
13,505	Euronet Services, Inc.	1,000,856
24,315	KAR Auction Services, Inc.	927,374
44,975	SEI Investments Co.	1,936,174

		3,864,404

	COMPUTERS - 3.5%
16,560	Cognizant Technology Solutions Corp. - Cl. A *	1,038,312
5,010	IHS, Inc. *	622,042
6,610	Manhattan Associates, Inc. *	375,911
1,895	MAXIMUS, Inc.	99,753

		2,136,018

	DISTRIBUTION/WHOLESALE - 1.2%
22,360	HD Supply Holdings, Inc. *	739,445

	DIVERSIFIED FINANCIAL SERVICES - 0.0%
1,000	E*TRADE Financial Corp. *	24,490

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
1,735	Belden, Inc.	106,494

	ELECTRONICS - 4.5%
19,575	Amphenol Corp.	1,131,827
14,960	Honeywell International, Inc.	1,676,268

		2,808,095

	ENGINEERING & CONSTRUCTION - 0.5%
2,950	SBA Communications Corp. *	295,502

	FOOD - 7.2%
23,235	Hain Celestial Group, Inc. *	950,544
12,990	JM Smucker Co.	1,686,622
18,075	McCormick & Co., Inc.	1,798,100

		4,435,266

	HEALTHCARE - SERVICES - 1.3%
13,177	Centene Corp. *	811,319

	HOME BUILDERS - 0.2%
2,975	Lennar Corp.	143,871

The accompanying notes are an integral part of these financial statements.

Schedule of Investments  |  Large/Mid Cap Growth Fund

As of March 31, 2016 (Unaudited)(Continued)

Shares		Fair Value

	HOME FURNISHINGS - 0.3%
2,200	Harman International Industries, Inc.	$195,888

	HOUSEHOLD PRODUCTS/WARES - 2.4%
24,760	Jarden Corp. *	1,459,602

	INSURANCE - 6.1%
37,010	Assured Guaranty, Ltd.	936,353
17,850	Chubb Ltd.	2,126,828
95,875	MGIC Investment Corp. *	735,360

		3,798,541

	LEISURE TIME - 2.3%
29,345	Brunswick Corp.	1,407,973

	OIL & GAS - 2.5%
1	California Resources Corp.	1
380	Concho Resrouces, Inc. *	38,395
8,560	ConocoPhillips	344,711
5,995	Diamondback Energy, Inc. *	462,694
10,115	Occidental Petroleum Corp.	692,169

		1,537,970

	OIL & GAS SERVICES - 0.2%
10,150	Superior Energy Services, Inc.	135,909

	PHARMACEUTICALS - 4.7%
22,475	AbbVie, Inc.	1,283,772
15,860	Express Scripts Holding Co. *	1,089,423
8,620	Quintiles Transnational Holdings, Inc. *	561,162

		2,934,357

	RETAIL - 10.3%
305	Advance Auto Parts, Inc.	48,904
2,460	AutoZone, Inc. *	1,959,857
9,705	Costco Wholesale Corp.	1,529,314
360	Domino’s Pizza, Inc.	47,470
25,190	Lowe’s Cos, Inc.	1,908,143
9,525	Tractor Supply Co.	861,631

		6,355,319

	SEMICONDUCTORS - 6.2%
800	Broadcom Ltd.	123,600
865	IPG Photonics Corp. *	83,109
17,470	Linear Technology Corp.	778,463
24,700	Maxim Integrated Products, Inc.	908,466
2,400	Monolithic Power Systems, Inc.	152,736
45,420	NVIDIA Corp.	1,618,315
2,370	NXP Semiconductor NV *	192,136

		3,856,825

	SOFTWARE - 3.6%
13,600	Check Point Software Technologies Ltd. *	1,189,592
795	PTC, Inc. *	26,362
11,675	SS&C Technologies Holdings, Inc.	740,429
1,975	Tyler Technologies, Inc. *	254,004

		2,210,387

	TRANSPORTATION - 3.3%
325	JB Hunt Transportation Services, Inc.	27,378
8,975	Norfolk Southern Corp.	747,169
17,545	Old Dominion Freight Line, Inc. *	1,221,483

		1,996,030

	TOTAL COMMON STOCK (Cost $47,408,124)	50,902,219

	MASTER LIMITED PARTNERSHIPS - 1.6%
25,380	Lazard, Ltd. MLP - Cl. A (Cost $1,225,506)	984,744

The accompanying notes are an integral part of these financial statements.

Schedule of Investments  |  Large/Mid Cap Growth Fund

As of March 31, 2016 (Unaudited)(Continued)

Shares		Fair Value

	MONEY MARKET FUND - 15.6%
9,677,267	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.30% (A)	$9,677,267

	(Cost $9,677,267)

	TOTAL INVESTMENTS - 99.6% (Cost $58,310,897)(B)	$61,564,230
	OTHER ASSETS LESS LIABILITIES - NET - 0.4%	238,813

	NET ASSETS - 100.0%	$61,803,043

MLP - Master Limited Partnership.
*Non-income producing securities.
(A) Variable rate security; the rate shown represents the yield at March 31, 2016.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $58,371,217 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$5,149,021
	Unrealized depreciation	(1,956,009)

	Net unrealized appreciation	$3,193,012

The accompanying notes are an integral part of these financial statements.

Schedule of Investments  |  Small Cap Value Fund

As of March 31, 2016 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 81.7%
	APPAREL - 2.0%
27,955	Oxford Industries, Inc.	$1,879,415

	BANKS - 13.3%
56,817	Chemical Financial Corp.	2,027,799
61,308	Columbia Banking System, Inc.	1,834,335
72,800	Glacier Bancorp, Inc.	1,850,576
86,644	Heritage Commerce Corp.	867,306
98,404	Legacy Texas Financial Group, Inc.	1,933,639
55,674	Opus Bank	1,892,916
41,854	Wintrust Financial Corp.	1,855,806

		12,262,377

	BUILDING MATERIALS - 5.9%
31,211	Apogee Enterprises, Inc.	1,369,851
105,686	Continental Building Products, Inc. *	1,961,532
43,226	Trex Co., Inc. *	2,071,822

		5,403,205

	CHEMICALS - 2.1%
70,500	A. Schulman, Inc.	1,919,010

	COMMERCIAL SERVICES - 2.5%
62,618	Kelly Services, Inc. - Cl. A	1,197,256
40,736	TrueBlue, Inc. *	1,065,246

		2,262,502

	ELECTRIC - 4.1%
34,400	ALLETE, Inc.	1,928,808
29,500	NorthWestern Corp.	1,821,625

		3,750,433

	ELECTRICAL COMPONENTS & EQUIPMENT - 2.0%
15,145	Littelfuse, Inc.	1,864,501

	ELECTRONICS - 2.1%
29,625	OSI Systems, Inc. *	1,940,141

	ENTERTAINMENT - 2.2%
53,833	International Speedway Corp.	1,986,976

	FOOD - 2.2%
18,463	J & J Snack Foods Corp.	1,999,174

	HEALTHCARE - PRODUCTS - 6.5%
44,456	CONMED Corp.	1,864,485
31,000	Haemonetics Corp. *	1,084,380
28,565	Integra LifeSciences Holdings Corp. *	1,924,138
60,273	Merit Medical Systems, Inc. *	1,114,448

		5,987,451

	HOME FURNISHINGS - 1.8%
74,728	DTS, Inc. *	1,627,576

	INSURANCE - 4.6%
25,845	AMERISAFE, Inc.	1,357,896
69,129	Employers Holdings, Inc.	1,945,290
16,297	Safety Insurance Group, Inc.	929,907

		4,233,093

	INTERNET - 1.8%
80,900	AVG Technologies NV *	1,678,675

The accompanying notes are an integral part of these financial statements.

Schedule of Investments  |  Small Cap Value Fund

As of March 31, 2016 (Unaudited)(Continued)

Shares		Fair Value

	LEISURE TIME - 1.6%
106,162	ClubCorp Holdings, Inc.	$1,490,514

	MACHINERY - 2.1%
17,462	Alamo Group, Inc.	972,808
35,293	Gorman-Rupp Co.	915,147

		1,887,955

	MINING - 1.2%
47,400	US Silica Holdings, Inc.	1,076,928

	OFFICE FURNISHINGS - 2.6%
25,800	HNI Corp.	1,010,586
64,215	Knoll, Inc.	1,390,255

		2,400,841

	OIL & GAS - 6.0%
200,500	Callon Petroleum Co. *	1,774,425
66,900	RSP Permian, Inc. *	1,942,776
232,992	Synergy Resources Corp. *	1,810,348

		5,527,549

	OIL & GAS SERVICES - 1.0%
52,131	Matrix Service Co. *	922,719

	PACKAGING & CONTAINERS - 1.7%
110,800	KapStone Paper and Packaging Corp.	1,534,580

	RETAIL - 4.2%
29,600	Hibbett Sports, Inc. *	1,062,640
21,300	Lithia Motors, Inc.	1,860,129
50,008	Rush Enterprises, Inc. *	912,147

		3,834,916

	SAVINGS & LOANS - 2.4%
66,723	Berkshire Hills Bancorp, Inc.	1,794,181
20,000	Homestreet, Inc. *	416,200

		2,210,381

	SEMICONDUCTORS - 1.1%
28,100	MKS Instruments, Inc.	1,057,965

	SOFTWARE - 2.7%
105,450	Everyday Health, Inc. *	590,520
66,721	Omnicell, Inc. *	1,859,515

		2,450,035

	TRANSPORTATION - 2.0%
97,115	Heartland Express, Inc.	1,801,483

	TOTAL COMMON STOCK (Cost $73,727,568)	74,990,395

	REITs - 8.7%
45,393	CyrusOne, Inc.	2,072,190
99,600	STAG Industrial, Inc.	2,027,856
168,397	Summit Hotel Properties, Inc.	2,015,712
79,473	Terreno Realty Corp.	1,863,642

	TOTAL REITs (Cost $6,683,791)	7,979,400

The accompanying notes are an integral part of these financial statements.

Schedule of Investments  |  Small Cap Value Fund

As of March 31, 2016 (Unaudited)(Continued)

Shares		Fair Value

	MONEY MARKET FUND - 10.1%
9,304,669	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.30% (A)	$9,304,669

	(Cost $9,304,669)

	TOTAL INVESTMENTS - 100.5% (Cost $89,716,028)(B)	$92,274,464
	OTHER ASSETS LESS LIABILITIES - NET - (0.5) %	(449,531)

	NET ASSETS - 100.0%	$91,824,933

* Non-income producing securities.

REIT - Real Estate Investment Trust.

(A) Variable rate security; the rate shown represents the yield at March 31, 2016.

(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $90,103,891 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$7,127,287
	Unrealized depreciation	(4,956,714)

	Net unrealized appreciation	$2,170,573

The accompanying notes are an integral part of these financial statements.

Schedule of Investments  |  Large/Mid Cap Value Fund

As of March 31, 2016 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 76.3%
	AEROSPACE/DEFENSE - 2.8%
36,300	General Dynamics Corp.	$4,768,731

	APPAREL - 2.2%
59,100	VF Corp.	3,827,316

	AUTO PARTS & EQUIPMENT - 2.0%
89,600	BorgWarner, Inc.	3,440,640

	BANKS - 3.4%
88,200	East West Bancorp, Inc.	2,864,736
28,886	SVB Financial Group *	2,947,816

		5,812,552

	BEVERAGES - 2.4%
45,800	Dr. Pepper Snapple Group, Inc.	4,095,436

	CHEMICALS - 2.3%
13,850	Sherwin-Williams Co.	3,942,680

	COMPUTERS - 5.6%
91,600	Amdocs Ltd.	5,534,472
36,300	DST Systems, Inc.	4,093,551

		9,628,023

	DISTRIBUTION/WHOLESALE- 2.4%
42,200	Genuine Parts Co.	4,192,992

	DIVERSIFIED FINANCIAL SERVICES - 2.0%
113,600	Invesco, Ltd.	3,495,472

	ELECTRIC - 2.7%
77,600	WEC Energy Group, Inc	4,661,432

	ELECTRONICS - 11.3%
69,500	Amphenol Corp.	4,018,490
84,400	Avnet, Inc.	3,738,920
125,200	FLIR Systems, Inc.	4,125,340
36,800	Honeywell International, Inc.	4,123,440
57,000	TE Connectivity Ltd.	3,529,440

		19,535,630

	FOOD - 5.1%
28,100	JM Smucker Co.	3,648,504
52,300	McCormick & Co., Inc.	5,202,804

		8,851,308

	HEALTHCARE - PRODUCTS - 4.0%
20,500	CR Bard, Inc.	4,154,735
45,500	Jarden Corp. *	2,682,225

		6,836,960

	INSURANCE - 2.3%
33,300	Chubb Ltd.	3,967,695

	MACHINERY - DIVERSIFIED - 0.9%
36,800	Flowserve Corp.	1,634,288

The accompanying notes are an integral part of these financial statements.

Schedule of Investments  |  Large/Mid Cap Value Fund

As of March 31, 2016 (Unaudited)(Continued)

Shares		Fair Value

	MISCELLANEOUS MANUFACTURING - 2.2%
50,300	AO Smith Corp.	$3,838,393

	OIL & GAS - 6.7%
45,900	EOG Resources, Inc.	3,331,422
29,700	EQT Corp.	1,997,622
46,900	Exxon Mobil Corp.	3,920,371
65,500	Marathon Petroleum Corp.	2,435,290

		11,684,705

	PHARMACEUTICALS - 4.1%
44,800	Express Scripts Holding Co. *	3,077,312
47,500	Mead Johnson Nutrition Co.	4,036,075

		7,113,387

	RETAIL - 4.8%
23,475	Advance Auto Parts, Inc.	3,763,981
97,800	Dick’s Sporting Goods, Inc.	4,572,150

		8,336,131

	SEMICONDUCTORS - 2.6%
29,300	Broadcom Ltd.	4,526,850

	TEXTILES - 2.2%
20,100	Mohawk Industries, Inc. *	3,837,090

	TRANSPORTATION - 2.3%
49,600	Union Pacific Corp.	3,945,680

	TOTAL COMMON STOCK (Cost $110,536,152)	131,973,391

	MASTER LIMITED PATNERSHIPS - 1.8%
82,300	Lazard, Ltd. MLP - Cl. A (Cost $3,830,967)	3,193,240

	REITS - 5.8%
41,572	Alexandria Real Estate Equities, Inc.	3,778,479
26,600	Regency Centers Corp.	1,991,010
20,500	Simon Property Group, Inc.	4,257,645

	TOTAL REITs (Cost $9,207,624)	10,027,134

	MONEY MARKET FUND - 16.0%
27,735,627	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.30% (A)	27,735,627

	(Cost $27,735,627)

	TOTAL INVESTMENTS - 99.9% (Cost $151,310,370)(B)	$172,929,392
	OTHER ASSETS LESS LIABILITIES - NET - 0.1%	90,485

	NET ASSETS - 100.0%	$173,019,877

MLP - Master Limited Partnership.
* Non-income producing securities.
REIT - Real Estate Investment Trust.
(A) Variable rate security; the rate shown represents the yield at March 31, 2016.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $151,191,559 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$24,747,922
	Unrealized depreciation	(3,010,089)

	Net unrealized appreciation	$21,737,833

The accompanying notes are an integral part of these financial statements.

Schedule of Investments  |  Fixed Income Fund

As of March 31, 2016 (Unaudited)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	BONDS & NOTES - 89.3%
	CORPORATE BONDS - 26.2%
$ 1,000,000	ABB Finance USA, Inc.	2.875	5/8/2022	$1,030,115
1,000,000	Altera Corp.	1.750	5/15/2017	1,008,981
1,000,000	Boardwalk Pipelines LP	5.750	9/15/2019	999,669
750,000	Canadian National Railway Co.	5.800	6/1/2016	756,399
1,000,000	Cooperatieve Rabobank UA	4.625	12/1/2023	1,057,304
1,000,000	Delphi Automotive Systems Corp.	4.150	3/15/2024	1,029,918
325,000	Eaton Corp.	5.600	5/15/2018	351,558
1,170,000	Enable Midstream Partners LP (A)	3.900	5/15/2024	926,502
1,000,000	Energy Transfer Partners LP	6.700	7/1/2018	1,049,723
500,000	Enterprise Products Operating, LLC	6.125	10/15/2039	524,841
1,000,000	Glencore Funding, LLC	4.125	5/30/2023	818,713
750,000	Husky Energy, Inc.	3.950	4/15/2022	748,220
945,431	John Sevier Combined Cycle Generation LLC	4.626	1/15/2042	1,034,720
750,000	Johnson Controls, Inc.	5.000	3/30/2020	818,101
1,000,000	Kennametal, Inc.	3.875	2/15/2022	958,895
1,000,000	Kraft Foods Group Inc	3.500	6/6/2022	1,052,605
800,000	LYB International Finance BV	4.000	7/15/2023	840,638
500,000	ONEOK, Inc.	4.250	7/15/2023	417,500
1,250,000	Pentair Finance SA	4.650	9/15/2025	1,287,260
1,000,000	Phillips 66	2.950	5/1/2017	1,018,700
1,000,000	Plains All American Pipeline LP	3.650	6/1/2022	916,571
1,200,000	Sunoco Logistics Partners LP	4.250	4/1/2024	1,103,377
750,000	Tyco Electronics Group SA	6.550	10/1/2017	801,619
1,200,000	Ventas Realty LP/CAP Corp.	3.250	8/15/2022	1,203,806
1,000,000	Zimmer Biomet Holdings, Inc.	2.700	4/1/2020	1,014,958

	TOTAL CORPORATE BONDS (Cost $23,168,824)			22,770,693

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 63.1%
	GOVERNMENT NOTES & BONDS - 28.4%
1,000,000	Federal Home Loan Bank	5.000	11/17/2017	1,068,712
2,900,000	United States Treasury Note	3.875	5/15/2018	3,094,561
2,400,000	United States Treasury Note	2.125	8/31/2020	2,498,906
7,000,000	United States Treasury Note	3.125	5/15/2021	7,645,316
6,750,000	United States Treasury Note	2.250	11/15/2024	7,038,853
2,500,000	United States Treasury Note	4.500	2/15/2036	3,430,958

	TOTAL GOVERNMENT NOTES & BONDS (Cost $24,055,111)			24,777,306

	GOVERNMENT MORTGAGE-BACKED SECURITIES - 34.7%
31,707	GNMA Pool 3584	6.000	7/20/2034	36,669
83,630	GNMA Pool 3612	6.500	9/20/2034	101,100
243,012	GNMA Pool 3625	6.000	10/20/2034	284,640
89,129	GNMA Pool 3637	5.500	11/20/2034	100,578
152,635	GNMA Pool 3665	5.500	1/20/2035	172,518
82,692	GNMA Pool 3679	6.000	2/20/2035	96,063
167,223	GNMA Pool 3711	5.500	5/20/2035	188,999
131,009	GNMA Pool 3865	6.000	6/20/2036	149,217
90,474	GNMA Pool 3910	6.000	10/20/2036	103,798
121,835	GNMA Pool 4058	5.000	12/20/2037	132,802
180,362	GNMA Pool 4072	5.500	1/20/2038	201,019
659,786	GNMA Pool 4520	5.000	8/20/2039	731,436
420,285	GNMA Pool 4541	5.000	9/20/2039	467,263
774,332	GNMA Pool 4947	5.000	2/20/2041	856,693
334,078	GNMA Pool 5204	4.500	10/20/2041	363,800
3,328	GNMA Pool 585163	5.000	2/15/2018	3,427
3,717	GNMA Pool 585180	5.000	2/15/2018	3,837
2,318	GNMA Pool 592492	5.000	3/15/2018	2,393
2,422	GNMA Pool 599821	5.000	1/15/2018	2,494

The accompanying notes are an integral part of these financial statements.

Schedule of Investments  |  Fixed Income Fund

As of March 31, 2016 (Unaudited) (Continued)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	GOVERNMENT MORTGAGE-BACKED SECURITIES - 34.7% (Cont.)
$ 136,107	GNMA Pool 604182	5.500	4/15/2033	$156,104
82,839	GNMA Pool 663776	6.500	1/15/2037	98,626
437,405	GNMA Pool 701857	4.500	5/15/2039	477,659
990,086	GNMA Pool 701961	4.500	6/15/2039	1,080,505
281,047	GNMA Pool 734437	4.500	5/15/2041	306,218
788,907	GNMA Pool 737556	4.500	10/15/2040	861,092
750,174	GNMA Pool 752631	4.500	10/20/2040	813,477
895,751	GNMA Pool 783060	4.000	8/15/2040	961,177
34,732	GNMA Pool 781694	6.000	12/15/2031	39,297
309,184	GNMA Pool 782916	5.500	2/15/2040	347,317
470,175	GNMA Pool 783403	3.500	9/15/2041	496,621
3,381,032	GNMA Pool AD8801	3.500	3/15/2043	3,581,068
1,695,919	GNMA Pool AL9364	3.500	3/20/2045	1,798,925
2,758,080	GNMA Pool MA0155	4.000	6/20/2042	2,966,957
1,775,005	GNMA Pool MA0220	5.500	7/20/2042	1,881,625
805,517	GNMA Pool MA2681	5.000	3/20/2045	877,524
696,383	GNMA Pool MA2892	3.500	6/20/2045	737,126
1,232,203	GNMA Pool MA2893	4.000	6/20/2045	1,318,484
1,903,029	GNMA Pool MA2961	3.500	7/20/2045	2,014,368
943,345	GNMA Pool MA2962	4.000	7/20/2045	1,009,644
1,048,230	GNMA Pool MA3106	4.000	9/20/2045	1,122,210
1,170,104	GNMA Pool MA3173	3.500	1/20/2046	1,238,563
1,889,574	GNMA Pool MA3376	3.500	8/15/2040	2,000,126

	TOTAL GOVERNMENT MORTGAGE-BACKED SECURITIES (Cost $29,804,015)			30,183,459

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $53,859,126)			54,960,765

	TOTAL BONDS AND NOTES (Cost $77,027,950)			77,731,458

Shares
	MONEY MARKET FUND - 9.9%
8,642,029	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.30% (B)			8,642,029

	(Cost $8,642,029)

	TOTAL INVESTMENTS - 99.2% (Cost $85,669,979)(C)			$86,373,487
	OTHER ASSETS LESS LIABILITIES - NET - 0.8%			740,187

	NET ASSETS - 100.0%			$87,113,674

GNMA - Government National Mortgage Association.
(A) 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 2.0% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(B) Variable rate security; the rate shown represents the yield at March 31, 2016.
(C) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $85,669,979 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation		$1,631,619
		Unrealized depreciation		(928,111)

		Net unrealized appreciation		$703,508

The accompanying notes are an integral part of these financial statements.

Schedule of Investments  |  High Yield Bond Fund

As of March 31, 2016 (Unaudited)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS - 92.3%
$ 1,000,000	Aercap Ireland Capital, Ltd.	4.625	7/1/2022	$1,023,750
1,000,000	Ally Financial, Inc.	3.500	1/27/2019	983,750
500,000	AmeriGas Finance LLC	7.000	5/20/2022	515,000
500,000	Amsted Industries, Inc. (A)	5.000	3/15/2022	498,750
250,000	Amsted Industries, Inc. (A)	5.375	9/15/2024	241,563
500,000	Anixter, Inc.	5.625	5/1/2019	525,625
500,000	ArcelorMittal (B)	7.250	2/25/2022	497,250
1,000,000	Berry Plastics Corp.	5.125	7/15/2023	1,010,000
500,000	Bombardier, Inc. (A)	6.125	1/15/2023	381,250
500,000	Braskem Finance, Ltd.	6.450	2/3/2024	471,250
500,000	Calumet Specialty Product Partners LP	6.500	4/15/2021	357,500
500,000	Cascades, Inc. (A)	5.500	7/15/2022	483,437
500,000	Cemex Finance LLC (A)	6.000	4/1/2024	473,700
500,000	Centene Corp. (A)	6.125	2/15/2024	527,500
1,000,000	CIT Group, Inc.	3.875	2/19/2019	1,000,000
500,000	Cloud Peak Energy Resources LLC	8.500	12/15/2019	222,500
500,000	CommScope, Inc. (A)	5.000	6/15/2021	505,625
775,000	Corrections Corp. of America	4.125	4/1/2020	794,375
500,000	D.R. Horton, Inc.	4.750	2/15/2023	510,000
750,000	DaVita HealthCare Partners, Inc.	5.000	5/1/2025	744,375
500,000	DCP Midstream, LLC (A)	5.850	5/21/2043	260,000
500,000	Digicel, Ltd. (A)	6.000	4/15/2021	450,000
500,000	DuPont Fabros Technology LP	5.875	9/15/2021	526,250
500,000	Eldorado Gold Corp. (A)	6.125	12/15/2020	458,750
750,000	Energy Transfer Equity LP	5.875	1/15/2024	645,000
500,000	Family Tree Escrow, LLC. (A)	5.750	3/1/2023	532,500
500,000	Ferrellgas LP	6.750	1/15/2022	446,250
500,000	Ferrellgas LP (A)	6.750	6/15/2023	441,250
500,000	FTI Consulting, Inc.	6.000	11/15/2022	525,625
500,000	General Cable Corp. (B)	5.750	10/1/2022	397,500
500,000	Genesis Energy LP	5.750	2/15/2021	452,500
500,000	Geo Group, Inc.	5.125	4/1/2023	488,750
500,000	Gibraltar Industries, Inc. (B)	6.250	2/1/2021	510,000
500,000	Global Part / GLP Finance Corp.	6.250	7/15/2022	375,000
500,000	Group 1 Automotive, Inc. (B)	5.000	6/1/2022	497,500
1,000,000	HCA-The Healthcare Co.	5.250	4/15/2025	1,032,500
335,000	Heinz (H.J.) (A)	4.875	2/15/2025	369,382
750,000	Iron Mountain, Inc.	6.000	8/15/2023	791,250
500,000	Kinder Morgan, Inc. (A)	5.000	2/15/2021	510,775
500,000	Land O’ Lakes, Inc. (A)	6.000	11/15/2022	525,000
500,000	Legg Mason, Inc.	4.750	3/15/2026	507,966
625,000	LKQ Corp.	4.750	5/15/2023	610,938
500,000	Martin Midstream Partners LP	7.250	2/15/2021	436,250
500,000	MEDNAX, Inc. (A)	5.250	12/1/2023	521,250
500,000	Men’s Wearhouse, Inc.	7.000	7/1/2022	426,250
750,000	Millicom International Cellular SA (A)	4.750	5/22/2020	717,188
500,000	Molina Healthcare, Inc. (A)	5.375	11/15/2022	516,250
500,000	MPT Operating Partnership LP	6.375	2/15/2022	524,375
250,000	NGL Energy Partners LP	5.125	7/15/2019	152,500
500,000	NGL Energy Partners LP	6.875	10/15/2021	297,500
500,000	NuStar Logistics LP	6.750	2/1/2021	470,000
500,000	Omega Healthcare Investors, Inc.	5.875	3/15/2024	518,236
500,000	Oshkosh Corp.	5.375	3/1/2025	506,250
250,000	Parker Drilling Co.	6.750	7/15/2022	181,250
250,000	Parker Drilling Co.	7.500	8/1/2020	197,187

The accompanying notes are an integral part of these financial statements.

Schedule of Investments  |  High Yield Bond Fund

As of March 31, 2016 (Continued) (Unaudited)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS - 92.3% (Cont.)
$ 500,000	Regency Energy Partners LP	4.500	11/1/2023	$441,854
750,000	Reynolds Group Issuer, Inc.	5.750	10/15/2020	771,562
500,000	Rose Rock Midstream LP	5.625	7/15/2022	335,000
500,000	Scotts Miracle-Gro Co. (A)	6.000	10/15/2023	530,000
500,000	Sealed Air Corp. (A)	5.250	4/1/2023	531,250
200,000	Sealed Air Corp. (A)	6.500	12/1/2020	227,000
500,000	SemGroup LP	7.500	6/15/2021	403,750
750,000	SLM Corp.	4.875	6/17/2019	725,625
500,000	Steel Dynamics, Inc.	5.250	4/15/2023	503,750
500,000	Suburban Propane Partners LP	5.500	6/1/2024	485,000
500,000	Summit Midstream Holdings LLC	7.500	7/1/2021	395,000
500,000	Sunoco LP (A)	5.500	8/1/2020	499,375
100,000	Sunoco LP (A)	6.375	4/1/2023	100,562
500,000	Targa Resources Partners LP	4.250	11/15/2023	441,250
500,000	Tempur Sealy International, Inc. (A)	5.625	10/15/2023	516,875
1,000,000	Tenet Healthcare Corp.	4.375	10/1/2021	1,007,500
500,000	Tesoro Corp.	5.375	10/1/2022	494,375
391,000	Tesoro Logistics LP	5.875	10/1/2020	389,534
500,000	Toll Brothers Finance Corp.	4.875	11/15/2025	496,250
500,000	Treehouse Foods, Inc. (A)	6.000	2/15/2024	532,500
500,000	Tullow Oil PLC (A)	6.000	11/1/2020	362,500
500,000	United Rentals North America, Inc.	4.625	7/15/2023	498,750
500,000	United States Steel Corp.	7.500	3/15/2022	359,000
100,000	USG Corp. (A)	5.875	11/1/2021	105,000
500,000	USG Corp. (B)	9.750	1/15/2018	561,750
500,000	VeriSign, Inc.	4.625	5/1/2023	507,500
500,000	WhiteWave Foods Co.	5.375	10/1/2022	540,625
500,000	WPX Energy, Inc.	5.250	9/15/2024	350,000
750,000	WR Grace & Co. (A)	5.125	10/1/2021	781,875

	TOTAL BONDS & NOTES (Cost $45,065,027)			42,481,384

Shares
	MONEY MARKET FUND - 4.6%
2,099,559	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.30% (B)
	(Cost $2,099,559)			2,099,559

	TOTAL INVESTMENTS - 96.9% (Cost $47,164,586)(C)			$44,580,943
	OTHER ASSETS LESS LIABILITIES - NET - 3.1%			1,433,042

	NET ASSETS - 100.0%			$46,013,985

(A) 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 24.4% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(B) Variable rate security; the rate shown represents the yield at March 31, 2016.

(C) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $47,164,586 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation	$633,751
			Unrealized depreciation	(3,217,394)

			Net unrealized depreciation	$(2,583,643)

The accompanying notes are an integral part of these financial statements.

Schedule of Investments  |  Israel Common Values Fund

As of March 31, 2016 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 85.1%
	AEROSPACE/DEFENSE - 3.2%
6,501	Elbit Systems Ltd.	$609,729

	APPAREL - 2.1%
14,500	Delta-Galil Industries Ltd.	392,945

	AUTO PARTS & EQUIPMENT - 1.8%
9,200	Mobileye NV *	343,068

	BANKS - 10.4%
20,500	Bank Hapoalim BM (ADR)	518,035
106,000	Bank Leumi Le-Israel BM *	380,283
28,300	First International Bank Of Israel	350,495
215,000	Israel Discount Bank Ltd. *	363,669
31,000	Mizrahi Tefahot Bank Ltd.	363,324

		1,975,806

	BUILDING MATERIALS - 1.7%
9,600	Caesar Stone Sdot-Yam Ltd. *	329,760

	CHEMICALS - 1.4%
62,700	Israel Chemicals Ltd.	268,983

	COMPUTERS - 0.8%
24,210	Matrix IT Ltd.	154,846

	ELECTRIC - 0.2%
4,200	Kenon Holdings Ltd. *	33,252
1	Ormat Technologies, Inc.	15

		33,267

	ELECTRONICS - 4.9%
20,896	Ituran Location and Control Ltd.	410,606
21,500	Orbotech Ltd. *	511,270

		921,876

	ENERGY-ALTERNATE SOURCES - 0.1%
6,360	Energix-Renewable Energies Ltd. *	5,159

	FOOD - 10.3%
17,000	Frutarom Industries Ltd.	890,644
20,000	Osem Investments Ltd. *	436,838
8,500	Rami Levi Chain Stores	329,810
89,000	Shufersal Ltd.	298,702

		1,955,994

	HOME BUILDERS - 2.2%
1,200	Bayside Land Corp.	413,914

	OIL & GAS - 7.3%
620,000	Avner Oil Exploration LP	353,183
1,786,664	Isramco Negev 2 LP	305,998
770,000	Oil Refineries Ltd. *	294,878
1,900	Paz Oil Co. Ltd.	301,609
2,100,000	Ratio Oil Exploration 1992 LP *	128,450

		1,384,118

	PHARMACEUTICALS - 4.4%
45,000	Opko Health, Inc. *	467,550
2,600	Taro Pharmaceutical Industries Ltd. *	372,450

		840,000

	REAL ESTATE - 7.8%
121,000	Amot Investments Ltd.	435,062
9,100	Azrieli Group	356,962
30,000	Gazit-Globe Ltd.	273,576
11,366	Melisron Ltd.	408,956

		1,474,556

The accompanying notes are an integral part of these financial statements.

Schedule of Investments  |  Israel Common Values Fund

As of March 31, 2016 (Unaudited)(Continued)

Shares		Fair Value

	SEMICONDUCTORS - 6.5%
8,500	Mellanox Technologies Ltd. *	$461,805
34,000	Nova Measuring Instruments Ltd. *	353,940
33,100	Tower Semiconductor Ltd. *	401,172
1,411	Tower Semiconductor Ltd. * #	17,379

		1,234,296

	SOFTWARE - 9.1%
5,100	Check Point Software Technologies Ltd. *	446,097
9,600	Cyber-Ark Software Ltd. *	409,248
63,783	Magic Software Enterprises Ltd.	431,811
35,900	Sapiens International Corp.	430,081

		1,717,237

	TELECOMMUNICATIONS - 8.8%
56,000	Audiocodes Ltd. *	260,400
56,000	Cellcom Israel, Ltd. *	395,360
9,900	NICE Systems Ltd. (ADR)	641,421
10,717	Silicom Ltd.	365,878

		1,663,059

	TEXTILES - 2.1%
26,100	Fox Wizel Ltd	392,243

	TOTAL COMMON STOCK (Cost $13,147,959)	16,110,856

	REITS - 2.2%
52,000	Alony Hetz Properties & Investments Ltd. (Cost $325,311)	409,340

	MONEY MARKET FUND - 10.0%
1,899,252	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.30% (A)	1,899,252

	(Cost $1,899,252)

	TOTAL INVESTMENTS - 97.3% (Cost $15,372,522) (B)	$18,419,448
	OTHER ASSETS LESS LIABILITIES - NET - 2.7%	511,330

	NET ASSETS - 100.0%	$18,930,778

*Non-income producing securities.
(ADR) American Depositary Receipt.
# Tel Aviv Stock Exchange (ILS).
(A) Variable rate security; the rate shown represents the yield at March 31, 2016.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $15,972,858 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$3,688,142
	Unrealized depreciation	(1,241,552)

	Net unrealized appreciation	$2,446,590

Diversification of Assets
Country	% of Net Assets
Israel	84.62%
United States	2.47%
Singapore	0.18%

Total	87.27%
Money Market Fund	10.03%
Other Assets Less Liabilities - Net	2.70%

Grand Total	100.00%

The accompanying notes are an integral part of these financial statements.

Schedule of Investments  |  Defensive Strategies Fund

As of March 31, 2016 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 17.3%
	AGRICULTURE - 0.2%
726	Andersons, Inc.	$22,804
3,215	Bunge Ltd.	182,194

		204,998

	CHEMICALS - 2.3%
261	Agrium, Inc.	23,044
959	American Vanguard Corp.	15,133
9,535	CF Industries Holdings, Inc.	298,827
2,298	FMC Corp.	92,770
5,759	Intrepid Potash, Inc. *	6,392
15,960	K+S AG	373,905
13,033	Mosaic Co.	351,891
10,853	Potash Corp. of Saskatchewan, Inc.	184,718
768	Rayonier Advanced Materials, Inc.	7,296
4,735	Sociedad Quimica Minera de Chile, SA (ADR)	97,304
5,372	Syngenta AG (ADR)	444,909

		1,896,189

	COAL - 0.0%
73	Peabody Energy Corp.	169

	ENVIRONMENTAL CONTROL - 0.0%
1,300	Kurita Water Industries Ltd.	29,682

	FOOD - 1.2%
764	BRF SA (ADR)	10,864
7,477	Cal-Maine Foods, Inc.	388,131
867	Darling Ingredients, Inc *	11,418
1,214	Ingredion, Inc.	129,643
5,814	Pilgrim’s Pride Corp. *	147,676
4,162	Tyson Foods, Inc.	277,439

		965,171

	IRON/STEEL - 0.9%
1,178	Allegheny Technologies, Inc.	19,201
6,888	ArcelorMittal (ADR)	31,547
15,100	Hitachi Metals Ltd.	155,929
3,701	JFE Holdings, Inc.	49,904
1,483	Nippon Steel & Sumitomo Metal Corp.	28,514
2,640	Nucor Corp.	124,872
1,839	POSCO (ADR)	87,040
502	Reliance Steel & Aluminum Co.	34,733
11,215	Severstal PAO (ADR)	118,655
841	Steel Dynamics, Inc.	18,931
2,358	Thyssenkrupp AG	49,051
1,660	United States Steel Corp.	26,643

		745,020

	MACHINERY - CONSTRUCTION & MINING - 0.0%
2,525	Joy Global, Inc.	40,577

	MACHINERY - DIVERSIFIED - 0.5%
4,531	AGCO Corp.	225,191
2,315	CNH Industrial NV	15,649
10,000	Kubota Corp.	136,663

		377,503

The accompanying notes are an integral part of these financial statements.

Schedule of Investments  |  Defensive Strategies Fund

As of March 31, 2016 (Unaudited) (Continued)

Shares		Fair Value

	MINING - 4.7%
4,712	Agnico Eagle Mines Ltd.	$170,386
8,885	Anglo American PLC *	70,501
1,459	AngloGold Ashanti Ltd. (ADR)	19,974
2,159	Antofagasta PLC	14,565
10,419	BHP Billiton Ltd.	269,852
234	BHP Billiton PLC (ADR)	5,319
451	Cameco Corp.	5,791
11,212	Cia de Minas Buenaventura SAA (ADR) *	82,520
1,877	Coeur d’Alene Mines Corp. *	10,549
2,600	Detour Gold Corp. *	41,061
6,686	Eldorado Gold Corp.	21,128
4,798	First Quantum Minerals Ltd.	25,344
5,652	Franco-Nevada Corp.	346,920
1,351	Freeport-McMoRan Copper & Gold, Inc.	13,969
52,642	Glencore International PLC	119,009
35,187	Gold Fields Ltd. (ADR)	138,637
2,337	Goldcorp, Inc.	37,930
7,047	Harmony Gold Mining Co Ltd. (ADR) *	25,651
5,932	Hecla Mining Co.	16,491
312	Hycroft Mining Corp. *		0
6,495	IAMGOLD Corp. *	14,354
549	KAZ Minerals PLC *	1,344
11,648	Kinross Gold Corp. *	39,603
5	Lonmin PLC *	10
45,406	MMC Norilsk Nickel PJSC (ADR)	586,191
4,211	New Gold, Inc. *	15,707
5,535	Newmont Mining Corp.	147,120
2,818	Pan American Silver Corp.	30,632
4,734	Randgold Resources Ltd. (ADR)	429,895
11,596	Rio Tinto PLC (ADR)	327,819
2,436	Royal Gold, Inc.	124,942
13,225	Silver Wheaton Corp.	219,270
5,571	South32 Ltd. (ADR) *	30,529
5,502	Southern Copper Corp.	152,460
17,000	Sumitomo Metal Mining Co. Ltd.	168,972
9,000	Tahoe Resources, Inc.	90,493
3,943	Teck Resources Ltd.	30,146
21,857	Turquoise Hill Resources Ltd. *	55,517
987	Vedanta Ltd. (ADR)	5,428
7,265	Yamana Gold, Inc.	22,086

		3,928,115

The accompanying notes are an integral part of these financial statements.

Schedule of Investments  |  Defensive Strategies Fund

As of March 31, 2016 (Unaudited) (Continued)

Shares			Fair Value

		OIL & GAS - 5.2%
492		Anadarko Petroleum Corp.	$22,912
1,276		Apache Corp.	62,282
2,603		California Resources Corp.	2,681
7,967		Canadian Natural Resources Ltd.	215,109
2,966		Cenovus Energy, Inc.	38,710
901		Chesapeake Energy Corp.	3,712
525		Cimarex Energy Co.	51,067
2,170		ConocoPhillips	87,386
682		Devon Energy Corp.	18,714
1,026		Ecopetrol SA (ADR)	8,834
1,870		Encana Corp.	11,388
1,233		Ensco PLC - Cl. A	12,786
9,066		EOG Resources, Inc.	658,010
65,800		Inpex Corp.	499,514
23,323		Lukoil PJSC (ADR)	895,953
10,433		Marathon Oil Corp.	116,224
647		Noble Energy, Inc.	20,322
5,493		NovaTek OAO (GDR)	493,546
3,223		Occidental Petroleum Corp.	220,550
7,011		Petroleo Brasileiro SA (ADR) *	40,944
244		Pioneer Natural Resources Co.	34,341
590		Reliance Industries Ltd. (GDR) (A)	18,084
78,279		Rosneft Oil Company (GDR)	355,543
0	^	Royal Dutch Shell PLC	10
64		Seventy Seven Energy, Inc. *	37
1,829		Southwestern Energy Co. *	14,760
19,620		Statoil ASA (ADR)	305,287
5,171		Surgutneftegas OAO (ADR)	30,302
850		Total SA	38,791
2,350		Transocean Ltd.	21,479
166		Valero Energy Corp.	10,647
1,739		YPF SA (ADR)	31,093

			4,341,018

		OIL & GAS SERVICES - 1.9%
3,073		Baker Hughes, Inc.	134,690
1,449		Cameron International Corp. *	97,155
9,592		FMC Technologies, Inc. *	262,437
16,441		Halliburton Co.	587,273
14,558		National Oilwell Varco, Inc.	452,754
552		NOW, Inc. *	9,781

			1,544,090

		PIPELINES - 0.1%
2,338		Kinder Morgan, Inc.	41,757
292		TransCanada Corp.	11,514

			53,271

		WATER - 0.3%
1,420		American Water Works Co.	97,881
12,830		Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	84,678
963		Severn Trent PLC	30,075
2,116		United Utilities Group PLC	28,069

			240,703

		TOTAL COMMON STOCK (Cost $17,501,112)	14,366,506

The accompanying notes are an integral part of these financial statements.

Schedule of Investments  |  Defensive Strategies Fund

As of March 31, 2016 (Unaudited) (Continued)

Shares				Fair Value

	EXCHANGE TRADED FUNDS - 13.5%
61,300	iShares Silver Trust *			$899,884
154,300	PowerShares DB Agriculture Fund *			3,178,580
97,400	PowerShares DB Base Metals Fund *			1,209,708
181,200	PowerShares DB Commodity Index Tracking Fund *			2,408,148
121,700	PowerShares DB Energy Fund *			1,270,548
58,300	PowerShares DB US Dollar Index Bearish Fund *			1,301,256
7,850	SPDR Gold Shares *			923,160

	TOTAL EXCHANGE TRADED FUNDS (Cost $13,518,967)			11,191,284

	REITS - 17.5%
2,230	American Campus Communites, Inc.			105,011
5,900	Apartment Investment & Management Co.			246,738
3,550	AvalonBay Communities, Inc.			675,210
4,600	Boston Properties, Inc.			584,568
29,000	DDR Corp.			515,910
15,900	DiamondRock Hospitality Co.			160,908
9,000	Douglas Emmett, Inc.			270,990
4,833	Education Realty Trust, Inc.			201,053
2,700	Equity Lifestyle Properties, Inc.			196,371
10,600	Equity Residential			795,318
954	Essex Property Trust, Inc.			223,102
3,800	Extra Space Storage, Inc.			355,148
1,700	Federal Realty Investment Trust			265,285
11,700	FelCor Lodging Trust, Inc.			95,004
17,600	Hospitality Properties Trust			467,456
23,500	Kimco Realty Corp.			676,330
8,263	Macerich Co.			654,760
3,708	Mid-America Apartment Communities, Inc.			378,995
6,100	National Retail Properties, Inc.			281,820
15,294	Prologis, Inc.			675,689
3,500	PS Business Parks, Inc.			351,785
4,200	Public Storage			1,158,486
5,812	Rayonier, Inc.			143,440
3,200	Regency Centers Corp.			239,520
8,029	Simon Property Group, Inc.			1,667,543
6,350	SL Green Realty Corp.			615,188
6,400	Summit Hotel Properties, Inc.			76,608
5,000	Taubman Centers, Inc.			356,150
12,300	UDR, Inc.			473,919
5,359	Ventas, Inc.			337,402
10,300	Weingarten Realty Investors			386,456
7,600	Welltower, Inc.			526,984
14,000	Weyerhaeuser Co.			433,720

	TOTAL REITS (Cost $10,920,540)			14,592,867

Par Value		Coupon Rate %	Maturity
	BONDS & NOTES - 30.4%
	COPORATE BONDS - 1.6%
$ 400,000	Energy Transfer Partners LP	6.700	7/1/2018	419,889
400,000	LYB International Finance BV	4.000	7/15/2023	420,319
500,000	Welltower, Inc.	3.750	3/15/2023	500,225

	TOTAL CORPORATE BONDS (Cost $1,323,247)			1,340,433

The accompanying notes are an integral part of these financial statements.

Schedule of Investments  |  Defensive Strategies Fund

As of March 31, 2016 (Unaudited) (Continued)

Par Value		Coupon Rate %	Maturity	Fair Value

	GOVERNMENT MORTGAGE-BACKED SECURITIES - 1.6%
$ 601,686	GNMA Pool MA0155	4.000	6/20/2042	$647,254
292,856	GNMA Pool 4947	5.000	2/20/2041	324,006
334,078	GNMA Pool 5204	4.500	10/20/2041	363,799

	TOTAL GOVERNMENT MORTGAGE-BACKED SECURITIES (Cost $1,308,856)			1,335,059

	TREASURY INFLATION PROTECTED SECURITIES (TIPS) - 27.2%
1,820,000	TIPS	0.125	4/15/2016	1,954,224
1,500,000	TIPS	0.125	4/15/2019	1,532,949
2,495,000	TIPS	1.375	1/15/2020	2,928,010
500,000	TIPS	1.250	7/15/2020	584,415
2,240,000	TIPS	1.125	1/15/2021	2,594,875
1,945,000	TIPS	0.125	1/15/2023	2,014,934
3,230,000	TIPS	0.625	1/15/2024	3,418,561
795,000	TIPS	2.375	1/15/2025	1,191,052
700,000	TIPS	2.000	1/15/2026	979,356
950,000	TIPS	1.750	1/15/2028	1,247,202
1,350,000	TIPS	2.500	1/15/2029	1,873,586
1,660,000	TIPS	2.125	2/15/2041	2,316,171

	TREASURY INFLATION PROTECTED SECURITIES (TIPS) (Cost $22,082,200)			22,635,335

	TOTAL BONDS AND NOTES (Cost $24,714,303)			25,310,827

Ounces
	ALTERNATIVE INVESTMENTS - 11.1%
6,744	Gold Bars *			8,307,463
57,827	Silver Bars *			892,788

	TOTAL ALTERNATIVE INVESTMENTS (Cost $8,900,255)			9,200,251

Shares
	MONEY MARKET FUND - 8.8%
7,316,398	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.30% (B) (Cost $7,316,398)			7,316,398

	TOTAL INVESTMENTS - 98.6% (Cost $82,871,575) (C)			$81,978,133
	OTHER ASSETS LESS LIABILITIES - NET - 1.4%			1,134,268

	NET ASSETS - 100.0%			$83,112,401

GNMA - Government National Mortgage Association.

REIT - Real Estate Investment Trust.

(ADR) American Depositary Receipt.

(GDR) Global Depositary Receipt.

* Non-income producing securities/investments.

^ Fractional shares.

(A) 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 0.0% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(B) Variable rate security; the rate shown represents the yield at March 31, 2016

(C) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $82,236,335 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$ 6,500,958
Unrealized depreciation	(6,759,160)

Net unrealized depreciation	$ (258,202)

The accompanying notes are an integral part of these financial statements.

Schedule of Investments  |  Strategic Growth Fund

As of March 31, 2016 (Unaudited)

Shares		Fair Value

	MUTUAL FUNDS - 96.5% (A)
218,692	Timothy Plan Aggressive Growth Fund	$1,443,370
861,418	Timothy Plan Defensive Strategies Fund *	9,389,460
183,815	Timothy Plan Emerging Markets Fund *	1,340,011
299,644	Timothy Plan Fixed Income Fund	3,089,333
427,581	Timothy Plan Growth & Income Fund	4,506,703
381,349	Timothy Plan High Yield Bond Fund	3,268,162
714,251	Timothy Plan International Fund	5,935,428
124,808	Timothy Plan Israel Common Values Fund *	1,451,518
492,857	Timothy Plan Large/Mid Cap Growth Fund	3,504,212
223,548	Timothy Plan Large/Mid-Cap Value Fund	3,697,478
128,716	Timothy Plan Small Cap Value Fund	1,960,340

	TOTAL MUTUAL FUNDS (Cost $41,191,211)	39,586,015

	MONEY MARKET FUND - 3.5%
1,438,277	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.30% (B)	1,438,277

	(Cost $1,438,277)

	TOTAL INVESTMENTS - 100.0% (Cost $42,629,488) (C)	$41,024,292
	OTHER ASSETS LESS LIABILITIES - NET - (0.0) %	(13,627)

	NET ASSETS - 100.0%	$41,010,665

* Non-income producing securities.
(A) Affiliated Funds - Class A.
(B) Variable rate security; the rate shown represents the yield at March 31, 2016.
(C) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $43,430,994 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$197,212
	Unrealized depreciation	(2,603,914)

	Net unrealized depreciation	$(2,406,702)

The accompanying notes are an integral part of these financial statements.

Schedule of Investments  |  Conservative Growth Fund

As of March 31, 2016 (Unaudited)

Shares		Fair Value

	MUTUAL FUNDS - 95.7% (A)
166,981	Timothy Plan Aggressive Growth Fund	$1,102,076
1,025,847	Timothy Plan Defensive Strategies Fund *	11,181,729
151,150	Timothy Plan Emerging Markets Fund *	1,101,881
1,334,526	Timothy Plan Fixed Income Fund	13,758,965
571,308	Timothy Plan Growth & Income Fund	6,021,591
318,453	Timothy Plan High Yield Bond Fund	2,729,140
756,838	Timothy Plan International Fund	6,289,322
142,945	Timothy Plan Israel Common Values Fund *	1,662,454
406,727	Timothy Plan Large/Mid Cap Growth Fund	2,891,831
190,824	Timothy Plan Large/Mid-Cap Value Fund	3,156,228
153,853	Timothy Plan Small Cap Value Fund	2,343,173

	TOTAL MUTUAL FUNDS (Cost $54,723,039)	52,238,390

	MONEY MARKET FUND - 4.4%
2,405,777	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.30% (B)	2,405,777

	(Cost $2,405,777)

	TOTAL INVESTMENTS - 100.1% (Cost $57,128,816) (C)	$54,644,167
	OTHER ASSETS LESS LIABILITIES - NET - (0.1) %	(70,159)

	NET ASSETS - 100.0%	$54,574,008

* Non-income producing securities.
(A) Affiliated Funds - Class A.
(B) Variable rate security; the rate shown represents the yield at March 31, 2016.
(C) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $57,267,233 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$60,899
	Unrealized depreciation	(2,683,965)

	Net unrealized depreciation	$(2,623,066)

The accompanying notes are an integral part of these financial statements.

Schedule of Investments  |  Emerging Markets Fund

As of March 31, 2016 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 78.2%
	AEROSPACE/DEFENSE - 2.6%
7,820	Embraer SA (ADR)	$206,135

	AGRICULTURE - 0.7%
5,029	Adecoagro SA *	58,085

	AIRLINES - 2.8%
3,207	Copa Holdings SA - Cl. A	217,274

	APPAREL - 0.8%
17,500	Yue Yuen Industrial Holdings Ltd.	60,123

	AUTO MANUFACTURERS - 2.0%
3,700	Kia Motors Corp.	156,294

	AUTO PARTS & EQUIPMENT - 3.0%
2,268	China Yuchai International Ltd.	22,340
989	Hyundai Mobis Co. Ltd.	215,372

		237,712

	BANKS - 12.0%
29,407	Akbank TAS	83,734
22,600	Banco do Brasil SA	124,577
5,955	Erste Group Bank AG *	167,563
18,990	Grupo Aval Acciones y Valores SA (ADR)	146,793
20,423	Sberbank of Russia (ADR)	141,736
5,639	Standard Chartered PLC	38,297
34,666	Turkiye Garanti Bankasi AS	101,416
87,174	Turkiye Vakiflar Bankasi Tao	145,775

		949,891

	BUILDING MATERIALS - 2.8%
30,038	Cemex SAB de CV (ADR) *	218,677
373,450	Urbi Desarrollos Urbanos SAB de CV * (A)	1,002

		219,679

	CHEMICALS - 3.4%
6,603	Sociedad Quimica y Minera de Chile SA (ADR)	135,692
44,900	Synthos SA	46,327
218,500	Yingde Gases	83,659

		265,678

	COMMERCIAL SERVICES - 3.2%
30,500	Estacio Participacoes SA	101,115
42,900	ITE Group PLC	90,634
12,300	Kroton Educacional SA	39,875
22,400	Mills Estruturas e Servicos de Engenharia SA *	20,811

		252,435

	DIVERSIFIED FINANCIAL SERVICES - 4.9%
8,481	Hana Financial Group, Inc.	183,947
3,100	KB Financial Group, Inc.	86,351
3,420	Shinhan Financial Group Co. Ltd.	121,137

		391,435

	ELECTRIC - 6.1%
21,890	Centrais Eletricas Brasileiras SA (ADR) *	38,964
8,600	Cia Paranaense de Energia (ADR)	44,807
10,480	Cia Paranaense de Energia	83,002
436,707	Enersis Americas SA	121,127
8,187	Reliance Infrastructure Ltd. (GDR)	198,535

		486,435

	FOOD - 3.7%
194,000	First Pacific Co. Ltd.	144,806
82,000	Marfrig Alimentos SA *	151,294

		296,100

	IRON/STEEL - 4.8%
890	POSCO	170,851
11,739	Ternium SA (ADR)	211,067

		381,918

The accompanying notes are an integral part of these financial statements.

Schedule of Investments  |  Emerging Markets Fund

As of March 31, 2016 (Unaudited) (Continued)

Shares		Fair Value

	OIL & GAS - 4.9%
9,512	Aygaz AS	$41,201
6,624	Lukoil OAO (ADR)	256,018
19,701	Petroleo Brasileiro SA (ADR) *	89,245

		386,464

	RETAIL - 7.9%
21,641	Arcos Dorados Holdings, Inc. *	81,154
1,828,000	Bosideng International Holdings Ltd.	146,108
171,200	Chow Tai Fook Jewellery Group Ltd.	107,041
124,500	Lifestyle International Holdings Ltd.	167,883
54,000	Luk Fook Holdings International Ltd.	122,522

		624,708

	SEMICONDUCTORS - 3.2%
11,000	MediaTek, Inc.	84,347
146	Samsung Electronics Co., Ltd.	167,525

		251,872

	TELECOMMUNICATIONS - 4.5%
336,900	Jasmine Broadband Internet Infrastructure Fund	79,087
36,817	Mobile TeleSystems PJSC	132,086
490,700	XL Axiata TBK PT *	148,259

		359,432

	TEXTILES - 1.1%
119,500	Weiqiao Textile Co.	86,116

	TRANSPORTATION - 1.6%
29,577	Globaltrans Investment PLC (GDR) *	127,921

	WATER - 2.2%
25,800	Cia de Saneamento Basico do Estado de Sao Paulo	173,836

	TOTAL COMMON STOCK (Cost $8,195,714)	6,189,543

	STOCK RIGHTS - 0.0%
20,927,802	Urbi Desarrollos Urbanos SAB (Cost $1)	0

	PREFERRED STOCK - 9.3%
34,700	Alpargatas SA	76,432
11,320	Banco Bradesco SA	86,182
15,300	Cia Brasileira de Distribuicao	215,812
3,600	Cia Paranaense de Energia	28,922
1,914	Hyundai Mobis Co. Ltd.	174,088
238,761	Surgutneftegas OAO *	159,778

	TOTAL PREFERRED STOCK (Cost $755,823)	741,214

	REITS - 5.6%
172,800	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	176,076
118,890	Macquarie Mexico Real Estate Management SA de CV	161,488
55,832	PLA Administradora Industrial S de RL de CV	104,589

	TOTAL REITs (Cost $458,668)	442,153

	MONEY MARKET FUND - 5.1%
402,890	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.30% (B) (Cost $402,890)	402,890

	TOTAL INVESTMENTS - 98.2% (Cost $9,813,096) (C)	$7,775,800
	OTHER ASSETS LESS LIABILITIES - NET - 1.8%	140,297

	NET ASSETS - 100.0%	$7,916,097

ADR-American Depositary Receipt.
GDR-Global Depositary Receipt.
* Non-income producing securities.
(A) Illiquid security; the Advisor has determined the security to be illiquid. On March 31, 2016, the securities amounted to 0.0% of net assets.
(B) Variable rate security; the rate shown represents the yield at March 31, 2016.
(C) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $9,849,269 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$216,122
	Unrealized depreciation	(2,289,591)

	Net unrealized depreciation	$(2,073,469)

The accompanying notes are an integral part of these financial statements.

Schedule of Investments  |  Emerging Markets Fund

As of March 31, 2016 (Unaudited) (Continued)

Diversification of Assets
Country	% of Net Assets
Brazil	18.71%
South Korea	16.11%
Hong Kong	10.51%
Russia	8.71%
Turkey	6.93%
Mexico	6.14%
Luxembourg	3.40%
Chile	3.24%
Panama	2.74%
India	2.51%
Austria	2.12%
Indonesia	1.87%
Colombia	1.85%
Great Britian	1.63%
Cyprus	1.62%
China	1.09%
Taiwan	1.07%
Argentina	1.03%
Thailand	1.00%
Poland	0.59%
Singapore	0.28%

Total	93.15%
Money Market Fund	5.09%
Other Assets Less Liabilities - Net	1.76%

Grand Total	100.00%

The accompanying notes are an integral part of these financial statements.

Schedule of Investments  |  Growth & Income Fund

As of March 31, 2016 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 42.4%
	AUTO PARTS & EQUIPMENT - 2.2%
10,000	Cooper Tire & Rubber Co.	$370,200
12,000	Goodyear Tire & Rubber Co.	395,760

		765,960

	BEVERAGES - 1.3%
5,300	Dr Pepper Snapple Group, Inc.	473,926

	CHEMICALS - 2.0%
4,700	Celanese Corp.	307,850
9,000	Innospec, Inc.	390,240

		698,090

	COMMERCIAL SERVICES - 1.4%
8,000	Deluxe Corp.	499,920

	DISTRIBUTION/WHOLESALE - 0.8%
7,900	Ingram Micro, Inc.	283,689

	ELECTRIC - 1.6%
7,500	IDACORP, Inc.	559,425

	ELECTRONICS - 3.1%
2,900	Arrow Electronics, Inc. *	186,789
5,900	Avnet, Inc.	261,370
27,000	Orbotech Ltd. *	642,060

		1,090,219

	FOOD - 2.1%
8,000	Cal-Maine Foods, Inc.	415,280
3,500	Sanderson Farms, Inc.	315,630

		730,910

	GAS - 1.1%
18,500	CenterPoint Energy, Inc.	387,020

	HOME FURNISHINGS - 0.9%
4,500	American Woodmark Corp. *	335,655

	HOUSEHOLD PRODUCTS/WARES - 3.5%
21,000	ACCO Brands Corp. *	188,580
6,000	Avery Dennison Corp.	432,660
6,000	Helen of Troy Ltd. *	622,140

		1,243,380

	INSURANCE - 6.9%
8,000	American Financial Group, Inc.	562,960
18,000	AmTrust Financial Services, Inc.	465,840
6,000	Argo Group International Holdings Ltd.	344,340
2,200	Chubb Ltd.	262,130
3,000	RenaissanceRE Holdings Ltd.	359,490
12,000	XL Group PLC	441,600

		2,436,360

The accompanying notes are an integral part of these financial statements.

Schedule of Investments  |  Growth & Income Fund

As of March 31, 2016 (Unaudited)(Continued)

Shares		Fair Value

	MINING - 0.8%
10,000	Newmont Mining Corp.	$265,800

	MISCELLANEOUS MANUFACTURER - 1.1%
15,000	Smith & Wesson Holding Corp.	399,300

	OIL & GAS - 4.7%
4,000	Exxon Mobil Corp.	334,360
7,000	HollyFrontier Corp.	247,240
6,000	Tesoro Corp.	516,060
9,000	Valero Energy Corp.	577,260

		1,674,920

	PACKAGING & CONTAINERS - 0.5%
3,400	Crown Holdings, Inc. *	168,606

	PHARMACEUTICALS - 0.5%
10,000	Omega Protein Corp. *	169,400

	RETAIL - 3.7%
20,000	Express, Inc.	428,200
8,000	Foot Locker, Inc.	516,000
7,000	Vista Outdoor, Inc. *	363,370

		1,307,570

	SEMICONDUCTORS - 0.3%
9,500	Tower Semiconductor Ltd. *	115,140

	SOFTWARE - 0.8%
2,900	Synnex Corp.	268,511

	TELECOMMUNICATIONS - 2.1%
18,000	Inteliquent, Inc.	288,900
100,000	Vonage Holdings Corp. *	457,000

		745,900

	TRANSPORTATION - 1.0%
60,000	Tsakos Energy Navigation Ltd.	370,801

	TOTAL COMMON STOCK (Cost $13,865,626)	14,990,502

	EXCHANGE TRADED FUNDS - 3.5%
30,000	iShares Gold Trust *	356,400
30,000	iShares Silver Trust *	440,400
3,700	SPDR Gold Shares *	435,120

	TOTAL EXCHANGE TRADED FUNDS (Cost $1,163,723)	1,231,920

The accompanying notes are an integral part of these financial statements.

Schedule of Investments  |  Growth & Income Fund

As of March 31, 2016 (Unaudited) (Continued)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	BONDS & NOTES - 39.5%
	CORPORATE BONDS - 1.4%
$ 250,000	ConocoPhillips Co.	3.350	11/15/2024	$241,956
250,000	Exxon Mobil Corp.	2.709	3/6/2025	251,690

	TOTAL CORPORATE BONDS (Cost $505,591)			493,646

	GOVERNMENT NOTES & BONDS - 38.1%
250,000	Federal Farm Credit Banks	2.850	4/3/2025	250,048
250,000	Federal Home Loan Banks	2.780	2/19/2025	250,001
3,000,000	United States Treasury Note	0.250	5/15/2016	2,999,889
1,000,000	United States Treasury Note	1.000	9/30/2016	1,002,910
2,000,000	United States Treasury Note	1.000	3/31/2017	2,007,618
2,000,000	United States Treasury Note	1.625	8/15/2022	2,015,820
2,000,000	United States Treasury Note	1.750	5/15/2023	2,027,930
1,000,000	United States Treasury Note	3.875	8/15/2040	1,253,652
1,500,000	United States Treasury Note	3.125	2/15/2042	1,668,660

	TOTAL GOVERNMENT NOTES & BONDS (Cost $12,962,847)			13,476,528

	TOTAL BONDS & NOTES (Cost $13,468,438)			13,970,174

Shares	MONEY MARKET FUND -14.5%
5,135,174	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.30% (A)			5,135,174

	(Cost $5,135,174)

	TOTAL INVESTMENTS - 99.9% (Cost $33,632,961)(B)			$35,327,770
	OTHER ASSETS LESS LIABILITIES - NET - 0.1%			13,134

	NET ASSETS - 100.0%			$35,340,904

* Non-income producing securities.
(A) Variable rate security; the rate shown represents the yield at March 31, 2016.

(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $33,649,710 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation		$2,153,731
		Unrealized depreciation		(475,670)

		Net unrealized appreciation		$1,678,061

The accompanying notes are an integral part of these financial statements.

Timothy Plan Funds

Statements of Assets and Liabilities (Unaudited)

March 31, 2016

	Aggressive Growth Fund	International Fund	Large/Mid Cap Growth Fund	Small Cap Value Fund	Large/Mid Cap Value Fund	Fixed Income Fund
ASSETS:
Investments, at cost	$24,500,621	$70,282,118	$58,310,897	$89,716,028	$151,310,370	$85,669,979

Investments, at value	$24,010,818	$76,733,722	$61,564,230	$92,274,464	$172,929,392	$86,373,487
Dividends and interest receivable	8,441	138,966	37,540	75,296	162,442	582,109
Receivable for fund shares sold	39,517	769,804	129,256	306,959	104,202	389,534
Receivable for securities sold	60,192	-	317,876	-	-	-
Receivable for foreign tax reclaims	-	89,014	-	-	3,901	-
Prepaid expenses and other assets	20,046	36,246	18,218	43,511	66,457	36,287

Total Assets	24,139,014	77,767,752	62,067,120	92,700,230	173,266,394	87,381,417

LIABILITIES:
Payable for fund shares redeemed	5,515	93,989	40,816	142,709	69,905	190,375
Payable to related parties	2,847	-	13,674	-	-	8,559
Accrued advisory fees	14,798	60,940	41,870	60,665	114,816	27,754
Accrued 12b-1 fees	7,921	18,780	16,883	23,889	1,393	22,986
Payable for securities purchased	197,206	-	137,420	631,042	-	-
Accrued expenses and other liabilities	26,357	2,084	13,414	16,992	60,403	18,069

Total Liabilities	254,644	175,793	264,077	875,297	246,517	267,743

Net Assets	$23,884,370	$77,591,959	$61,803,043	$91,824,933	$173,019,877	$87,113,674

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$25,852,438	$89,119,435	$59,866,670	$94,424,512	$153,046,078	$86,686,084
Accumulated net investment income (loss)	(48,496)	(600,645)	(34,928)	(234,945)	(143,003)	(8,953)
Accumulated net realized loss from investments	(1,429,769)	(17,378,423)	(1,282,032)	(4,923,070)	(1,501,487)	(266,965)
Net unrealized appreciation (depreciation) on investments	(489,803)	6,451,592	3,253,333	2,558,436	21,618,289	703,508

Net Assets	$23,884,370	$77,591,959	$61,803,043	$91,824,933	$173,019,877	$87,113,674

Class A
Net Assets	$20,110,736	$70,001,590	$53,794,748	$80,898,732	$148,743,436	$77,675,463
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,046,232	8,428,022	7,561,549	5,310,893	8,990,437	7,537,216
Net Asset Value, offering price and redemption price per share	$6.60	$8.31	$7.11	$15.23	$16.54	$10.31

Offering Price Per Share (NAV / 0.945) *(NAV / 0.955)	$6.99	$8.80	$7.52	$16.12	$17.50	$10.80	*

Class C
Net Assets	$3,483,122	$5,351,298	$7,169,110	$9,208,603	$19,926,231	$9,160,005
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	627,814	663,915	1,201,015	785,578	1,438,789	922,004
Net Asset Value, offering price and redemption price per share	$5.55	$8.06	$5.97	$11.72	$13.85	$9.93

Minimum Redemption Price Per Share (NAV * 0.99)	$5.49	$8.72	$7.17	$11.60	$13.71	$9.84

Class I
Net Assets	$290,512	$2,239,071	$839,185	$1,717,598	$4,350,210	$278,206
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	43,612	269,211	116,882	111,901	261,505	27,177
Net Asset Value, offering price and redemption price per share	$6.66	$8.32	$7.18	$15.35	$16.64	$10.24

The accompanying notes are an integral part of these financial statements.

Timothy Plan Funds

Statements of Assets and Liabilities (Unaudited) (Continued)

March 31, 2016

	High Yield Bond Fund		Israel Common Values Fund	Defensive Strategies Fund	Strategic Growth Fund	Conservative Growth Fund	Emerging Markets Fund	Growth & Income Fund
ASSETS:
Investments, at cost	$47,164,586		$15,372,522	$73,971,320	$42,629,488	$57,128,816	$9,813,096	$33,632,961

Investments, at value	$44,580,943		$18,419,448	$72,777,882	$41,024,292	$54,644,167	$7,775,800	$35,327,770
Gold and Silver Investments, at fair value (Cost $8,900,255)	-		-	9,200,251	-	-	-	-
Cash	-		1,913	86	-	-	-	-
Brazilian Real (BRL)(Cost $3,749)	-		-	-	-	-	671	-
South Korean Won (KRW)(Cost $10,154)	-		-	-	-	-	87,209	-
Dividends and interest receivable	712,604		52,986	123,332	-	-	12,472	52,873
Receivable for fund shares sold	859,917		18,562	13,564	36,494	5,997	2,019	3,658
Receivable for securities sold	-		459,000	1,155,853	-	-	83,411	-
Deposit with broker	-		-	39,745	-	-	-	-
Receivable for foreign tax reclaims	-		-	7,284	-	-	2,053	1,290
Prepaid expenses and other assets	36,916		8,030	49,553	10,161	13,072	-	24,508

Total Assets	46,190,380		18,959,939	83,367,550	41,070,947	54,663,236	7,963,635	35,410,099

LIABILITIES:
Payable for securities purchased	-		-	-	-	-	10,193	-
Payable for fund shares redeemed	122,147		1,633	193,910	7,624	26,989	-	18,795
Payable to related parties	-		840	-	5,611	4,590	3,103	-
Accrued advisory fees	20,554		15,501	38,508	22,273	29,829	7,524	22,929
Accrued 12b-1 fees	10,771		6,041	22,731	4,189	6,023	2,019	8,935
Accrued expenses and other liabilities	22,923		5,146	-	20,585	21,797	24,699	18,536

Total Liabilities	176,395		29,161	255,149	60,282	89,228	47,538	69,195

Net Assets	$46,013,985		$18,930,778	$83,112,401	$41,010,665	$54,574,008	$7,916,097	$35,340,904

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$51,150,425		$18,291,412	$85,318,610	$44,046,367	$56,622,516	$11,462,967	$35,483,223
Accumulated net investment income (loss)	84,138		(769,402)	807,604	(61,431)	(57,340)	(63,242)	(21,010)
Accumulated net realized loss from investments	(2,636,935)		(1,638,472)	(2,116,011)	(1,369,075)	493,481	(1,436,967)	(1,816,118)
Net unrealized appreciation (depreciation) investments	(2,583,643)		3,047,240	(897,802)	(1,605,196)	(2,484,649)	(2,046,661)	1,694,809

Net Assets	$46,013,985		$18,930,778	$83,112,401	$41,010,665	$54,574,008	$7,916,097	$35,340,904

Class A
Net Assets	$42,285,028		$14,936,875	$70,258,397	$33,529,333	$44,230,571	$6,941,526	$30,636,109
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	4,935,360		1,283,796	6,442,997	3,984,465	4,543,107	952,359	2,907,286
Net Asset Value, offering price and redemption price per share	$8.57		$11.63	$10.90	$8.42	$9.74	$7.29	$10.54

Offering Price Per Share (NAV / 0.945) *(NAV / 0.955)	$8.96	*	$12.31	$11.54	$8.91	$10.31	$7.71	$11.15

Class C
Net Assets	$2,819,539		$3,727,304	$12,532,264	$7,481,332	$10,343,437	$715,338	$3,271,649
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	325,342		331,034	1,188,899	972,595	1,147,996	100,116	315,938
Net Asset Value, offering price and redemption price per share	$8.67		$11.26	$10.54	$7.69	$9.01	$7.15	$10.36

Minimum Redemption Price Per Share (NAV * 0.99)	$8.58		$11.15	$10.44	$7.62	$8.92	$7.07	$10.25

Class I
Net Assets	$909,418		$266,599	$321,740	$-	$-	$259,233	$1,433,146
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	106,036		22,860	29,506	-	-	35,429	135,469
Net Asset Value, offering price and redemption price per share	$8.58		$11.66	$10.90	$-	$-	$7.32	$10.58

The accompanying notes are an integral part of these financial statements.

Timothy Plan Funds

Statements of Operations (Unaudited)

For the Six Months Ended March 31, 2016

	Aggressive Growth Fund	International Fund	Large/Mid Cap Growth Fund	Small Cap Value Fund	Large/Mid Cap Value Fund	Fixed Income Fund
Investment Income:
Interest income	$2,384	$8,334	$8,880	$14,610	$28,917	$1,051,034
Dividend Income	111,128	329,333	396,412	619,316	1,261,930	-
Foreign tax withheld	-	(58,138)	-	-	-	-

Total Investment Income	113,512	279,529	405,292	633,926	1,290,847	1,051,034

Operating Expenses:
Investment advisory fees	92,342	350,803	267,900	366,407	695,045	237,022
12b-1 Fees:
Class A	22,514	79,591	68,798	94,788	176,143	87,435
Class C	17,104	22,937	34,023	45,118	94,080	43,683
Administration fees	20,553	51,570	65,435	37,800	127,366	68,660
Registration fees	11,440	12,671	14,589	17,690	18,459	13,790
Custody fees	10,116	5,427	7,355	6,678	12,025	7,467
Non 12b-1 shareholder servicing fees	8,246	16,058	23,347	20,375	49,500	27,792
Audit fees	7,319	6,366	6,813	9,191	6,813	7,252
Printing expenses	5,761	12,347	11,182	15,555	26,724	11,976
Trustees’ fees	1,449	3,216	3,128	4,851	6,844	3,242
Insurance expenses	337	1,224	825	1,464	2,102	1,464
Compliance officer fees	183	2,782	3,207	4,502	7,492	3,557
Miscellaneous expenses	183	1,611	1,743	3,477	875	814

Total Operating Expenses	197,547	566,603	508,345	627,896	1,223,468	514,154
Less: Expenses waived by Advisor	(10,864)	(17,540)	(15,759)	(21,553)	(40,885)	(79,007)

Net Operating Expenses	186,683	549,063	492,586	606,343	1,182,583	435,147

Net Investment Income (Loss)	(73,171)	(269,534)	(87,294)	27,583	108,264	615,887

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(1,266,710)	(918,886)	(1,170,833)	(4,722,393)	(1,503,156)	(5,130)
Capital gain dividends from REITs	-	-	-	21,191	4,980	-
Net change in unrealized appreciation (depreciation) on investments	468,661	458,616	2,072,410	3,242,034	5,597,153	401,490
and foreign currency translations	-	12	-	-	108	-

Net Realized and Unrealized Gain (Loss) on Investments	(798,049)	(460,258)	901,577	(1,459,168)	4,099,085	396,360

Net Increase (Decrease) in Net Assets Resulting From Operations	$(871,220)	$(729,792)	$814,283	$(1,431,585)	$4,207,349	$1,012,247

The accompanying notes are an integral part of these financial statements.

Timothy Plan Funds

Statements of Operations (Unaudited) (Continued)

For the Six Months Ended March 31, 2016

	High Yield Bond Fund	Israel Common Values Fund	Defensive Strategies Fund	Strategic Growth Fund	Conservative Growth Fund	Emerging Markets Fund	Growth & Income Fund
Investment Income:
Interest income	$1,223,119	$1,806	$459,464	$1,643	$3,016	$289	$98,825
Dividend Income	-	146,305	-	-	-	80,507	129,887
Dividend income from affiliated funds	-	-	-	178,264	258,683	-	-
Foreign tax withheld	-	(32,274)	(15,864)	-	-	(8,216)	(231)

Total Investment Income	1,223,119	115,837	443,600	179,907	261,699	72,580	228,481

Operating Expenses:
Investment advisory fees	131,186	85,149	249,381	131,387	177,928	43,278	140,113
12b-1 fees:
Class A	49,295	17,028	86,960	-	-	7,957	35,266
Class C	13,543	15,712	66,765	28,145	39,861	2,857	16,286
Administration fees	24,900	14,684	76,407	38,942	52,885	7,220	30,563
Registration fees	12,533	12,671	14,792	12,117	13,542	13,871	11,895
Printing expenses	10,347	2,996	18,798	7,638	9,811	2,603	3,576
Non 12b-1 shareholder servicing fees	8,093	2,117	10,081	5,713	4,030	3,709	5,220
Compliance officer fees	6,039	794	3,261	2,068	2,867	441	1,549
Custody fees	3,953	9,172	23,899	3,651	4,851	13,729	3,955
Audit fees	3,514	5,295	4,656	7,737	7,486	8,618	7,050
Trustees’ fees	2,695	856	3,294	2,029	2,649	621	1,464
Miscellaneous expenses	802	3,477	808	183	506	607	595
Insurance expenses	734	169	-	747	595	166	201

Total Operating Expenses	267,634	170,120	559,102	240,357	317,011	105,677	257,733
Less: Expenses waived by Advisor	(10,932)	-	(20,782)	-	-	(1,803)	(8,242)

Net Operating Expenses	256,702	170,120	538,320	240,357	317,011	103,874	249,491

Net Investment Income (Loss)	966,417	(54,283)	(94,720)	(60,450)	(55,312)	(31,294)	(21,010)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(943,999)	(564,744)	(1,706,893)	-		(314,735)	(827,862)
and foreign currency translations	-	(64,308)	(95,053)		-	(253,086)	-
affiliated investments	-	-	-	(294,692)	(400,022)	-	-
Capital gain distributions from affiliated funds	-	-	-	1,311,209	1,031,985	-	-
Capital gain dividends from REITs	-	-	75,467	-	-	-	-
Net change in unrealized appreciation (depreciation) on investments	390,288	1,465,675	3,727,644	(857,664)	(191,316)	1,677,541	830,794
options	-	-	(138,072)	-	-	-	-
alternative investments	-	-	841,590	-	-	-	-
and foreign currency translations	-	318	135	-	-	1,672	-

Net Realized and Unrealized Gain (loss) on Investments	(553,711)	836,941	2,704,818	158,853	440,647	1,111,392	2,932

Net Increase (Decrease) in Net Assets Resulting From Operations	$412,706	$782,658	$2,610,098	$98,403	$385,335	$1,080,098	$(18,078)

The accompanying notes are an integral part of these financial statements.

Timothy Plan Funds

Statements of Changes in Net Assets

	Aggressive Growth Fund		International Fund		Large/Mid Cap Growth Fund

	Six Months Ended March 31, 2016	Year Ended September 30, 2015	Six Months Ended March 31, 2016	Year Ended September 30, 2015	Six Months Ended March 31, 2016	Year Ended September 30, 2015
Operations:	(Unaudited)		(Unaudited)		(Unaudited)
Net investment income (loss)	$(73,171)	$(255,065)	$(269,534)	$560,898	$(87,294)	$(108,645)
Net realized gain (loss) from investments and foreign currency translations	(1,266,710)	3,401,169	(918,886)	(2,716,769)	(1,170,833)	7,119,184
Capital gain dividends from REITs	-	4,590	-	-	-	-
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	468,661	(3,446,888)	458,628	(913,360)	2,072,410	(7,427,761)

Net increase (decrease) in net assets resulting from operations	(871,220)	(296,194)	(729,792)	(3,069,231)	814,283	(417,222)

Distributions to Shareholders:
Net investment income
Class A	-	-	(726,253)	-	-	-
Class C	-	-	(28,008)	-	-	-
Class I	-	-	(24,306)	-	-	-
Net realized gains
Class A	(2,544,026)	(2,245,403)	-	-	(5,603,259)	(5,972,517)
Class C	(552,804)	(465,520)	-	-	(794,628)	(757,093)
Class I	(41,648)	(19,044)	-	-	(112,991)	(46,342)

Total dividends and distributions to shareholders	(3,138,478)	(2,729,967)	(778,567)	-	(6,510,878)	(6,775,952)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	6,326,334	4,384,387	22,904,989	21,691,812	9,818,369	20,380,670
Class C	578,742	853,373	2,112,899	1,129,017	1,146,530	1,801,449
Class I	-	185,742	750,505	1,559,217	362,678	1,327,987
Reinvestment of dividends and distributions
Class A	2,452,542	2,142,316	642,669	-	5,193,825	5,540,914
Class C	515,399	426,926	25,560	-	687,062	632,800
Class I	41,648	19,045	4,463	-	113,034	39,030
Cost of shares redeemed
Class A	(1,708,561)	(7,072,594)	(5,646,411)	(20,197,128)	(8,997,075)	(23,111,694)
Class C	(362,933)	(728,160)	(171,095)	(751,704)	(451,598)	(1,008,801)
Class I	(114)	-	(60,539)	(330,281)	(747,093)	(226,660)

Net increase (decrease) in net assets from share transactions of beneficial interest	7,843,057	211,035	20,563,040	3,100,933	7,125,732	5,375,695

Total Increase (Decrease) in Net Assets	3,833,359	(2,815,126)	19,054,681	31,702	1,429,137	(1,817,479)

Net Assets:
Beginning of period	20,051,011	22,866,137	58,537,278	58,505,576	60,373,906	62,191,385

End of period*	$23,884,370	$20,051,011	$77,591,959	$58,537,278	$61,803,043	$60,373,906

* Includes undistributed net investment income (loss) at end of period	$(48,496)	$24,675	$(600,645)	$447,456	$(34,928)	$52,366

Share Activity:
Shares Sold
Class A	909,739	487,115	2,727,138	2,390,305	1,322,356	2,418,481
Class C	98,091	109,463	255,754	128,056	187,524	249,944
Class I	-	20,321	89,820	171,564	51,015	155,695
Shares Reinvested
Class A	350,864	247,660	76,966	-	718,371	677,412
Class C	87,504	56,697	3,148	-	113,004	89,632
Class I	5,907	2,192	534	-	15,505	4,748
Shares Redeemed
Class A	(257,617)	(790,670)	(687,784)	(2,235,870)	(1,280,156)	(2,769,895)
Class C	(56,416)	(92,849)	(21,239)	(86,397)	(76,319)	(142,435)
Class I	(13)	-	(7,368)	(37,195)	(103,792)	(28,105)

Net increase in shares of beneficial interest outstanding	1,138,059	39,929	2,436,969	330,463	947,508	655,477

The accompanying notes are an integral part of these financial statements.

Timothy Plan Funds

Statements of Changes in Net Assets (Continued)

	Small Cap Value Fund		Large/Mid Cap Value Fund		Fixed Income Fund
	Six Months Ended March 31, 2016	Year Ended September 30, 2015	Six Months Ended March 31, 2016	Year Ended September 30, 2015	Six Months Ended March 31, 2016	Year Ended September 30, 2015
Operations:	(Unaudited)		(Unaudited)		(Unaudited)
Net investment income (loss)	$27,583	$(420,796)	$108,264	$(290,021)	$615,887	$1,087,561
Net realized gain (loss) from investments and foreign currency translations	(4,722,393)	8,058,716	(1,503,156)	19,418,732	(5,130)	8,553
Capital gain dividends from REITs	21,191	51,188	4,980	18,728	-	-
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	3,242,034	(6,324,232)	5,597,261	(16,669,766)	401,490	(288,886)

Net increase (decrease) in net assets resulting from operations	(1,431,585)	1,364,876	4,207,349	2,477,673	1,012,247	807,228

Distributions to Shareholders:
Net investment income
Class A	-	(402)	-	-	(649,553)	(1,638,625)
Class C	-	(46)	-	-	(31,453)	(154,225)
Class I	-	(5)	-	-	(2,522)	(11,516)
Net realized gains
Class A	(6,897,828)	(12,987,163)	(16,483,862)	(12,823,275)	-	(144,536)
Class C	(1,028,884)	(1,739,103)	(2,525,475)	(1,790,617)	-	(15,797)
Class I	(137,683)	(122,924)	(420,027)	(221,859)	-	(262)

Total dividends and distributions to shareholders	(8,064,395)	(14,849,643)	(19,429,364)	(14,835,751)	(683,528)	(1,964,961)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	18,157,520	22,077,773	29,453,061	42,954,417	19,152,678	23,630,170
Class C	1,269,714	2,535,137	2,612,093	5,119,277	1,728,642	3,611,763
Class I	996,681	942,263	1,081,349	3,028,466	290,999	836,467
Reinvestment of dividends and distributions
Class A	6,620,002	12,328,169	15,246,790	11,580,398	550,096	1,588,294
Class C	966,913	1,630,327	2,183,543	1,532,076	26,758	144,781
Class I	129,683	56,819	358,505	198,436	2,522	11,779
Cost of shares redeemed
Class A	(7,607,952)	(22,935,171)	(18,169,375)	(47,885,637)	(8,414,292)	(26,395,710)
Class C	(804,763)	(1,605,010)	(1,269,843)	(3,237,786)	(1,155,314)	(2,214,997)
Class I	(98,758)	(516,854)	(227,140)	(999,083)	(496,602)	(452,338)

Net increase in net assets from share transactions of beneficial interest	19,629,040	14,513,453	31,268,983	12,290,564	11,685,487	760,209

Total Increase (Decrease) in Net Assets	10,133,060	1,028,686	16,046,968	(67,514)	12,014,206	(397,524)

Net Assets:
Beginning of period	81,691,873	80,663,187	156,972,909	157,040,423	75,099,468	75,496,992

End of period*	$91,824,933	$81,691,873	$173,019,877	$156,972,909	$87,113,674	$75,099,468

* Includes undistributed net investment income (loss) at end of period	$(234,945)	$(262,528)	$(143,003)	$(251,267)	$(8,953)	$58,688

Share Activity:
Shares Sold
Class A	1,143,631	1,172,158	1,736,504	2,227,913	1,868,541	2,265,485
Class C	102,869	170,690	186,044	307,423	175,694	360,015
Class I	59,135	49,919	65,751	155,854	28,578	80,241
Shares Reinvested
Class A	430,150	687,556	939,421	614,025	53,676	153,837
Class C	81,459	114,089	160,319	94,050	2,704	14,559
Class I	8,371	3,156	21,981	10,505	247	1,153
Shares Redeemed
Class A	(505,683)	(1,255,217)	(1,109,284)	(2,498,145)	(822,642)	(2,530,665)
Class C	(68,099)	(110,091)	(88,950)	(195,980)	(117,239)	(221,072)
Class I	(6,707)	(28,766)	(13,731)	(52,296)	(49,008)	(43,947)

Net increase in shares of beneficial interest outstanding	1,245,126	803,494	1,898,055	663,349	1,140,551	79,606

The accompanying notes are an integral part of these financial statements.

Timothy Plan Funds

Statements of Changes in Net Assets (Continued)

	High Yield Bond Fund		Israel Common Values Fund		Defensive Strategies Fund
	Six Months Ended March 31, 2016	Year Ended September 30, 2015	Six Months Ended March 31, 2016	Year Ended September 30, 2015	Six Months Ended March 31, 2016	Year Ended September 30, 2015
Operations:	(Unaudited)		(Unaudited)		(Unaudited)
Net investment income (loss)	$966,417	$1,916,013	$(54,283)	$(155,489)	$(94,720)	$6,853
Net realized gain (loss) from investments and foreign currency translations	(943,999)	(915,954)	(629,052)	(625,093)	(1,801,946)	519,023
Capital gain dividends from REITs	-	-	-	-	75,467	170,660
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	390,288	(3,186,345)	1,465,993	(783,443)	4,431,297	(5,672,443)

Net increase (decrease) in net assets resulting from operations	412,706	(2,186,286)	782,658	(1,564,025)	2,610,098	(4,975,907)

Distributions to Shareholders:
Net investment income
Class A	(893,223)	(1,737,327)	-	-	-	(567,963)
Class C	(43,390)	(97,711)	-	-	-	(38,753)
Class I	(19,933)	(70,509)	-	-	-	(1,699)
From net realized gains
Class A	-	-	-	-	-	(63,377)
Class C	-	-	-	-	-	(16,997)
Class I	-	-	-	-	-	(154)

Total dividends and distributions to shareholders	(956,546)	(1,905,547)	-	-	-	(688,943)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	11,710,546	15,782,906	3,412,815	5,757,683	9,542,780	38,720,525
Class C	236,351	923,484	1,148,759	1,527,183	660,253	4,448,391
Class I	181,322	3,174,528	43,192	340,234	153,164	159,290
Reinvestment of dividends and distributions
Class A	771,523	1,503,151	-	-	-	597,058
Class C	39,511	80,379	-	-	-	54,476
Class I	6,079	16,093	-	-	-	1,122
Cost of shares redeemed
Class A	(5,979,759)	(18,373,403)	(856,219)	(6,568,316)	(13,097,930)	(17,210,854)
Class C	(155,575)	(806,987)	(292,077)	(832,896)	(3,151,924)	(3,233,256)
Class I	(2,002,569)	(507,405)	(22,535)	(92,663)	(7,554)	(80,163)

Net increase (decrease) in net assets from share transactions of beneficial interest	4,807,429	1,792,746	3,433,935	131,225	(5,901,211)	23,456,589

Total Increase (Decrease) in Net Assets	4,263,589	(2,299,087)	4,216,593	(1,432,800)	(3,291,113)	17,791,739

Net Assets:
Beginning of period	41,750,396	44,049,483	14,714,185	16,146,985	$86,403,514	68,611,775

End of period*	$46,013,985	$41,750,396	$18,930,778	$14,714,185	$83,112,401	$86,403,514

* Includes undistributed net investment income (loss) at end of period	$84,138	$74,267	$(769,402)	$(715,119)	$807,604	$902,324

Share Activity:
Shares Sold
Class A	1,364,232	1,706,182	300,813	477,472	905,376	3,509,093
Class C	27,749	100,111	105,650	130,207	63,851	414,036
Class I	21,578	347,471	3,748	27,894	14,743	14,166
Shares Reinvested
Class A	91,387	166,986	-	-	-	52,838
Class C	4,638	8,879	-	-	-	4,939
Class I	718	1,775	-	-	-	100
Shares Redeemed
Class A	(719,047)	(1,998,713)	(76,289)	(539,050)	(1,254,713)	(1,519,535)
Class C	(18,185)	(87,322)	(27,113)	(72,066)	(310,053)	(293,578)
Class I	(235,070)	(55,784)	(2,092)	(7,725)	(751)	(7,297)

Net increase (decrease) in shares of beneficial interest outstanding	538,000	189,585	304,717	16,732	(581,547)	2,174,762

The accompanying notes are an integral part of these financial statements.

Timothy Plan Funds

Statements of Changes in Net Assets (Continued)

	Strategic Growth Fund		Conservative Growth Fund		Emerging Markets Fund
	Six Months Ended March 31, 2016	Year Ended September 30, 2015	Six Months Ended March 31, 2016	Year Ended September 30, 2015	Six Months Ended March 31, 2016	Year Ended September 30, 2015
Operations:	(Unaudited)		(Unaudited)		(Unaudited)
Net investment income (loss)	$(60,450)	$112,210	$(55,312)	$234,912	$(31,294)	$39,958
Net realized gain (loss) from investments and foreign currency translations	(294,692)	3,177,931	(400,022)	2,630,798	(567,821)	(850,333)
Capital gain distributions from affiliated funds	1,311,209	1,697,601	1,031,985	1,406,931	-	-
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(857,664)	(6,823,834)	(191,316)	(5,762,585)	1,679,213	(3,103,455)

Net increase (decrease) in net assets resulting from operations	98,403	(1,836,092)	385,335	(1,489,944)	1,080,098	(3,913,830)

Distributions to Shareholders:
Net Investment Income
Class A	(112,223)	(477,475)	(236,640)	(449,134)	-	(47,208)
Class C	-	(58,103)	-	(2)	-	-
Class I	-	-	-	-	-	(2,129)
From net realized gains
Class A	-	-	(2,639,009)	(1,411,584)	-	(606,710)
Class C	-	-	(682,167)	(396,550)	-	(48,602)
Class I	-	-	-	-	-	(17,737)

Total dividends and distributions to shareholders	(112,223)	(535,578)	(3,557,816)	(2,257,270)	-	(722,386)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	2,518,496	5,559,885	3,277,794	8,294,945	1,200,845	3,445,284
Class C	399,620	901,803	625,335	2,708,906	163,703	160,268
Class I	-	-		-	44,427	209,483
Reinvestment of dividends and distributions
Class A	109,450	460,087	2,757,111	1,755,125	-	611,234
Class C	-	52,537	646,209	370,069	-	48,100
Class I	-	-	-	-	-	5,114
Cost of shares redeemed
Class A	(2,163,454)	(7,982,990)	(3,978,760)	(9,907,282)	(1,199,787)	(4,745,903)
Class C	(623,904)	(1,628,260)	(1,421,725)	(3,535,864)	(34,206)	(262,588)
Class I	-	-	-	-	(147,404)	(45,356)

Net increase (decrease) in net assets from share transactions of beneficial interest	240,208	(2,636,938)	1,905,964	(314,101)	27,578	(574,364)

Total Increase (Decrease) in Net Assets	226,388	(5,008,608)	(1,266,517)	(4,061,315)	1,107,676	(5,210,580)

Net Assets:
Beginning of period	40,784,277	45,792,885	55,840,525	59,901,840	6,808,421	12,019,001

End of period*	$41,010,665	$40,784,277	$54,574,008	$55,840,525	$7,916,097	$6,808,421

* Includes undistributed net investment income (loss) at end of period	$(61,431)	$111,242	$(57,340)	$234,612	$(63,242)	$(31,948)

Share Activity:
Shares Sold
Class A	304,532	626,513	332,921	768,826	181,976	402,678
Class C	52,646	110,834	68,774	270,014	25,553	19,528
Class I	-	-	-	-	6,381	24,893
Shares Reinvested
Class A	13,045	52,105	287,499	165,057	-	71,995
Class C	-	6,470	72,689	37,268	-	5,726
Class I	-	-	-	-	-	602
Shares Redeemed
Class A	(262,549)	(901,859)	(408,731)	(921,737)	(173,632)	(587,115)
Class C	(82,250)	(200,304)	(155,555)	(354,690)	(5,357)	(32,802)
Class I	-	-	-	-	(22,838)	(6,088)

Net increase (decrease) in shares of beneficial interest outstanding	25,424	(306,241)	197,597	(35,262)	12,083	(100,583)

The accompanying notes are an integral part of these financial statements.

Timothy Plan Funds

Statements of Changes in Net Assets (Continued)

	Growth & Income Fund

	Six Months Ended March 31, 2016	Year Ended September 30, 2015
Operations:	(Unaudited)
Net investment income (loss)	$(21,010)	$23,701
Net realized loss from investments	(827,862)	(942,882)
Net change in unrealized appreciation (depreaciation) on investments	830,794	(333,538)

Net decrease in net assets resulting from operations	(18,078)	(1,252,719)

Distributions to Shareholders:
Net Investment Income
Class A	-	(24,202)
Class I	-	(2,455)

Total dividends and distributions to shareholders	-	(26,657)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	7,385,884	11,521,642
Class C	406,051	2,263,206
Class I	47,353	286,306
Reinvestment of dividends and distributions
Class A	-	23,162
Class I	-	2,100
Cost of shares redeemed
Class A	(3,123,874)	(8,394,368)
Class C	(450,960)	(840,997)
Class I	(187,069)	(159,795)

Net increase in net assets from share transactions of beneficial interest	4,077,385	4,701,256

Total Increase in Net Assets	4,059,307	3,421,880

Net Assets:
Beginning of period	31,281,597	27,859,717

End of period*	$35,340,904	$31,281,597

* Includes accumulated net investment loss at end of period	$(21,010)	$-

Share Activity:
Shares Sold
Class A	698,693	1,057,821
Class C	39,161	208,782
Class I	4,481	26,032
Shares Reinvested
Class A	-	2,219
Class I	-	201
Shares Redeemed
Class A	(296,169)	(772,531)
Class C	(43,771)	(79,639)
Class I	(18,021)	(14,797)

Net increase in shares of beneficial interest outstanding	384,374	428,088

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2016		For the Year ended September 30, 2015	For the Year ended September 30, 2014	For the Year ended September 30, 2013	For the Year ended September 30, 2012	For the Year ended September 30, 2011
	(Unaudited)
Net asset value, beginning of period	$7.98		$9.18	$9.00	$7.10	$5.57	$5.42

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.02)		(0.08)	(0.11)	(0.09)	(0.12)	(0.10)
Net realized and unrealized gain (loss) on investments	(0.26)		(0.05)	0.84	1.99	1.65	0.25

Total from investment operations	(0.28)		(0.13)	0.73	1.90	1.53	0.15

LESS DISTRIBUTIONS:
From net realized gains on investments	(1.10)		(1.07)	(0.55)	-	-	-

Total distributions	(1.10)		(1.07)	(0.55)	-	-	-

Net asset value, end of period	$6.60		$7.98	$9.18	$9.00	$7.10	$5.57

Total return (B)(C)	(4.22)%	(D)	(2.35)%	8.22%	26.76%	27.47%	2.77%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$20,111		$16,306	$19,268	$17,727	$14,398	$12,259
Ratios to average net assets
Expenses, before waiver and reimbursement	1.70%	(E)	1.77%	1.74%	-	-	-
Expenses, net waiver and reimbursement	1.60%	(E)	1.67%	1.73%	1.86%	2.12%	1.81%
Net investment loss, before waiver and reimbursement	(0.66)%	(E)	(1.04)%	(1.19)%	-	-	-
Net investment loss, net waiver and reimbursement	(0.56)%	(E)	(0.94)%	(1.18)%	(1.20)%	(1.78)%	(1.52)%
Portfolio turnover rate	39%	(D)	144%	91%	120%	147%	201%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2016		For the Year ended September 30, 2015	For the Year ended September 30, 2014	For the Year ended September 30, 2013	For the Year ended September 30, 2012	For the Year ended September 30, 2011
	(Unaudited)
Net asset value, beginning of period	$6.90		$8.13	$8.09	$6.43	$5.06	$4.98

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.04)		(0.13)	(0.16)	(0.14)	(0.16)	(0.13)
Net realized and unrealized gain (loss) on investments	(0.21)		(0.03)	0.75	1.80	1.53	0.21

Total from investment operations	(0.25)		(0.16)	0.59	1.66	1.37	0.08

LESS DISTRIBUTIONS:
From net realized gains on investments	(1.10)		(1.07)	(0.55)	-	-	-

Total distributions	(1.10)		(1.07)	(0.55)	-	-	-

Net asset value, end of period	$5.55		$6.90	$8.13	$8.09	$6.43	$5.06

Total return (B)(C)	(4.48)%	(D)	(3.10)%	7.37%	25.82%	27.08%	1.61%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$3,483		$3,442	$3,458	$2,892	$2,201	$1,766
Ratios to average net assets
Expenses, before waiver and reimbursement	2.45%	(E)	2.52%	2.49%	-	-	-
Expenses, net waiver and reimbursement	2.35%	(E)	2.42%	2.48%	2.60%	2.87%	2.57%
Net investment loss, before waiver and reimbursement	(1.40)%	(E)	(1.78)%	(1.94)%	-	-	-
Net investment loss, net waiver and reimbursement	(1.30)%	(E)	(1.69)%	(1.93)%	(1.94)%	(2.53)%	(2.28)%
Portfolio turnover rate	39%	(D)	144%	91%	120%	147%	201%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund (Class I Shares)

Selected data based on a share outstanding throughout the period

	For the Six Months ended March 31, 2016		For the Year ended September 30, 2015	For the Year ended September 30, 2014	For the Period ended September 30, 2013 (A)
	(Unaudited)
Net asset value, beginning of period	$8.03		$9.21	$9.01	$8.87

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.01)		(0.06)	(0.07)	-	*
Net realized and unrealized gain on investments	(0.26)		(0.05)	0.82	0.14

Total from investment operations	(0.27)		(0.11)	0.75	0.14

LESS DISTRIBUTIONS:
From net realized gains on investments	(1.10)		(1.07)	(0.55)	-

Total distributions	(1.10)		(1.07)	(0.55)	-

Net asset value, end of period	$6.66		$8.03	$9.21	$9.01

Total return (C)	(4.07)%	(D)	(2.10)%	8.43%	1.58%	(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$291		$303	$140	$102	+
Ratios to average net assets
Expenses, before waiver and reimbursement	1.45%	(E)	1.52%	1.33%	-
Expenses, net waiver and reimbursement	1.35%	(E)	1.42%	1.28%	1.61%	(E)
Net investment loss, before waiver and reimbursement	(0.42)%	(E)	(0.74)%	(0.78)%	-
Net investment loss, net waiver and reimbursement	(0.32)%	(E)	(0.69)%	(0.73)%	(0.95)%	(E)
Portfolio turnover rate	39%	(D)	144%	91%	120%	(D)

*Amount is less than $0.005 per share.

+ Actual net assets not truncated.

(A)	For the period August 1, 2013 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy International Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2016		For the Year ended September 30, 2015		For the Year ended September 30, 2014	For the Year ended September 30, 2013	For the Year ended September 30, 2012	For the Year ended September 30, 2011
	(Unaudited)
Net asset value, beginning of period	$8.47		$8.89		$8.65	$7.31	$6.54	$7.71

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.03)		0.08		0.05	0.06	0.03	0.20
Net realized and unrealized gain (loss) on investments	(0.04)		(0.50)		0.36	1.34	0.97	(1.33)

Total from investment operations	(0.07)		(0.42)		0.41	1.40	1.00	(1.13)

LESS DISTRIBUTIONS:
From net investment income	(0.09)		-		(0.17)	(0.06)	(0.23)	(0.04)

Total distributions	(0.09)		-		(0.17)	(0.06)	(0.23)	(0.04)

Net asset value, end of period	$8.31		$8.47		$8.89	$8.65	$7.31	$6.54

Total return (B)(C)	(0.78)%	(E)	(4.72)%	(D)	4.74%	19.25%	15.73%	(14.72)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$70,002		$53,458		$54,709	$38,432	$29,794	$28,423
Ratios to average net assets
Expenses, before waiver and reimbursement	1.57%	(F)	1.67%		1.69%	-	-	-
Expenses, net waiver and reimbursement	1.52%	(F)	1.62%		1.68%	1.73%	1.82%	1.70%
Net investment income (loss) before waiver and reimbursement	(0.77)%	(F)	0.88%		0.52%	-	-	-
Net investment income (loss), net waiver and reimbursement	(0.72)%	(F)	0.93%		0.52%	0.70%	0.38%	2.45%
Portfolio turnover rate	3%	(E)	30%		31%	29%	34%	62%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	As a result of a trade error, the Fund experienced a loss totaling $4,927.83 for the year ended September 30, 2015, all of which was reimbursed by the Adviser; there was no effect on total return due to trade error. (See Note 7)
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy International Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2016		For the Year ended September 30, 2015		For the Year ended September 30, 2014		For the Year ended September 30, 2013		For the Year ended September 30, 2012	For the Year ended September 30, 2011
	(Unaudited)
Net asset value, beginning of period	$8.21		$8.67		$8.46		$7.15		$6.39	$7.58

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.06)		0.02		(0.02)		-	*	(0.02)	0.13
Net realized and unrealized gain (loss) on investments	(0.04)		(0.48)		0.35	(D)	1.31		0.95	(1.29)

Total from investment operations	(0.10)		(0.46)		0.33		1.31		0.93	(1.16)

LESS DISTRIBUTIONS:
From net investment income	(0.05)		-		(0.12)		-		(0.17)	(0.03)

Total distributions	(0.05)		-		(0.12)		-		(0.17)	(0.03)

Net asset value, end of period	$8.06		$8.21		$8.67		$8.46		$7.15	$6.39

Total return (B)(C)	(1.24)%	(F)	(5.31)%	(E)	3.87%		18.32%		14.88%	(15.40)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$5,351		$3,498		$3,336		$2,446		$1,617	$1,427
Ratios to average net assets
Expenses, before waiver and reimbursement	2.33%	(G)	2.41%		2.44%		-		-	-
Expenses, net waiver and reimbursement	2.28%	(G)	2.36%		2.44%		2.47%		2.57%	2.45%
Net investment income (loss) before waiver and reimbursement	(1.53)%	(G)	0.17%		(0.21)%		-		-	-
Net investment income (loss), net waiver and reimbursement	(1.48)%	(G)	0.18%		(0.20)%		(0.01)%		(0.32)%	1.58%
Portfolio turnover rate	3%	(F)	30%		31%		29%		34%	62%

*Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
(E)	As a result of a trade error, the Fund experienced a loss totaling $4,927.83 for the year ended September 30, 2015, all of which was reimbursed by the Adviser; there was no effect on total return due to trade error. (See Note 7) (F) For periods of less than one full year, total return and turnover are not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy International Fund (Class I Shares)

Selected data based on a share outstanding throughout the period

	For the Six Months ended March 31, 2016		For the Year ended September 30, 2015	For the Year ended September 30, 2014	For the Period ended September 30, 2013 (A)
	(Unaudited)
Net asset value, beginning of period	$8.49		$8.88	$8.65	$8.46

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.02)		0.15	0.08	0.02
Net realized and unrealized gain (loss) on investments	(0.04)		(0.54)	0.34	0.17

Total from investment operations	(0.06)		(0.39)	0.42	0.19

LESS DISTRIBUTIONS:
From net investment income	(0.11)		-	(0.19)	-

Total distributions	(0.11)		-	(0.19)	-

Net asset value, end of period	$8.32		$8.49	$8.88	$8.65

Total return (C)	(0.67)%	(D)	(4.39)% (F)	4.85%	2.25%	(D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$2,239		$1,581	$461	$102	+
Ratios to average net assets
Expenses, before waiver and reimbursement	1.33%	(E)	1.42%	1.38%	-
Expenses, net waiver and reimbursement	1.28%	(E)	1.37%	1.38%	1.48%	(E)
Net investment income (loss), before waiver and reimbursement	(0.53)%	(E)	1.13%	0.85%	-
Net investment income (loss), net waiver and reimbursement	(0.48)%	(E)	1.18%	0.86%	0.95%	(E)
Portfolio turnover rate	3%	(D)	30%	31%	29%	(D)

+ Actual net assets not truncated.

(A)	For the period August 1, 2013 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.
(F)	As a result of a trade error, the Fund experienced a loss totaling $4,927.83 for the year ended September 30, 2015, all of which was reimbursed by the Adviser; there was no effect on total return due to trade error. (See Note 7)

The accompanying notes are an integral part of these financial statements.

Timothy Large/Mid Cap Growth Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2016		For the Year ended September 30, 2015		For the Year ended September 30, 2014	For the Year ended September 30, 2013	For the Year ended September 30, 2012	For the Year ended September 30, 2011
	(Unaudited)
Net asset value, beginning of period	$7.75		$8.66		$8.36	$7.30	$6.05	$5.99

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.01)		(0.01)		(0.01)	(0.02)	(0.04)	(0.04)
Net realized and unrealized gain on investments	0.15		0.03	(D)	1.15	1.51	1.61	0.10

Total from investment operations	0.14		0.02		1.14	1.49	1.57	0.06

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.78)		(0.93)		(0.84)	(0.43)	(0.32)	-

Total distributions	(0.78)		(0.93)		(0.84)	(0.43)	(0.32)	-

Net asset value, end of period	$7.11		$7.75		$8.66	$8.36	$7.30	$6.05

Total return (B)(C)	1.64%	(E)	(0.35)%		14.70%	21.62%	26.61%	1.00%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$53,795		$52,682		$56,073	$48,411	$41,446	$34,252
Ratios to average net assets
Expenses, before waiver and reimbursement	1.54%	(F)	1.56%		1.57%	-	-	-
Expenses, net waiver and reimbursement	1.49%	(F)	1.51%		1.57%	1.59%	1.68%	1.60%
Net investment loss, before waiver and reimbursement	(0.25)%	(F)	(0.14)%		(0.18)%	-	-	-
Net investment loss, net waiver and reimbursement	(0.20)%	(F)	(0.09)%		(0.17)%	(0.24)%	(0.63)%	(0.64)%
Portfolio turnover rate	29%	(E)	73%		61%	91%	127%	150%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Large/Mid Cap Growth Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2016		For the Year ended September 30, 2015		For the Year ended September 30, 2014	For the Year ended September 30, 2013	For the Year ended September 30, 2012	For the Year ended September 30, 2011
	(Unaudited)
Net asset value, beginning of period	$6.64		$7.60		$7.49	$6.63	$5.57	$5.55

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.03)		(0.06)		(0.07)	(0.07)	(0.09)	(0.09)
Net realized and unrealized gain on investments	0.14		0.03	(D)	1.02	1.36	1.47	0.11

Total from investment operations	0.11		(0.03)		0.95	1.29	1.38	0.02

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.78)		(0.93)		(0.84)	(0.43)	(0.32)	-

Total distributions	(0.78)		(0.93)		(0.84)	(0.43)	(0.32)	-

Net asset value, end of period	$5.97		$6.64		$7.60	$7.49	$6.63	$5.57

Total return (B)(C)	1.45%	(E)	(1.14)%		13.84%	20.74%	25.47%	0.36%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$7,169		$6,490		$5,929	$5,041	$4,483	$2,726
Ratios to average net assets
Expenses, before waiver and reimbursement	2.29%	(F)	2.31%		2.32%	-	-	-
Expenses, net waiver and reimbursement	2.24%	(F)	2.26%		2.32%	2.34%	2.44%	2.35%
Net investment loss, before waiver and reimbursement	(1.01)%	(F)	(0.88)%		(0.93)%	-	-	-
Net investment loss, net waiver and reimbursement	(0.96)%	(F)	(0.84)%		(0.93)%	(0.99)%	(1.38)%	(1.38)%
Portfolio turnover rate	29%	(E)	73%		61%	91%	127%	150%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Large/Mid Cap Growth Fund (Class I Shares)

Selected data based on a share outstanding throughout the period

	For the Six Months ended March 31, 2016		For the Year ended September 30, 2015		For the Year ended September 30, 2014		For the Period ended September 30, 2013 (A)
	(Unaudited)
Net asset value, beginning of period	$7.80		$8.69		$8.37		$8.31

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.00	*	0.02		0.01		0.01
Net realized and unrealized gain on investments	0.16		0.02	(F)	1.15	(F)	0.05

Total from investment operations	0.16		0.04		1.16		0.06

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.78)		(0.93)		(0.84)		-

Total distributions	(0.78)		(0.93)		(0.84)		-

Net asset value, end of period	$7.18		$7.80		$8.69		$8.37

Total return (C)	1.90%	(D)	(0.10)%		14.94%		0.72%	(D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$839		$1,202		$190		$101	+
Ratios to average net assets
Expenses, before waiver and reimbursement	1.30%	(E)	1.31%		1.30%		-
Expenses, net waiver and reimbursement	1.25%	(E)	1.26%		1.29%		1.34%	(E)
Net investment income (loss), before waiver and reimbursement	(0.01)%	(E)	0.13%		0.13%		-
Net investment income, net waiver and reimbursement	0.04%	(E)	0.16%		0.14%		0.01%	(E)
Portfolio turnover rate	29%	(D)	73%		61%		91%	(D)
*	Amount is less than $0.005 per share.

+ Actual net assets not truncated.

(A)	For the period August 1, 2013 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.
(F)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Timothy Small Cap Value Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2016		For the Year ended September 30, 2015	For the Year ended September 30, 2014	For the Year ended September 30, 2013	For the Year ended September 30, 2012	For the Year ended September 30, 2011
	(Unaudited)
Net asset value, beginning of period	$16.93		$19.79	$20.30	$14.74	$10.82	$11.28

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.01		(0.07)	(0.04)	0.02	0.03	(0.05)
Net realized and unrealized gain (loss) on investments	(0.23)		0.64	1.57	5.57	3.89	(0.41)

Total from investment operations	(0.22)		0.57	1.53	5.59	3.92	(0.46)

LESS DISTRIBUTIONS:
From net investment income	-		-	-	(0.03)	-	-
From net realized gains on investments	(1.48)		(3.43)	(2.04)	-	-	-

Total distributions	(1.48)		(3.43)	(2.04)	(0.03)	-	-

Net asset value, end of period	$15.23		$16.93	$19.79	$20.30	$14.74	$10.82

Total return (B)(C)	(1.37)%	(D)	1.90%	7.61%	37.97%	36.23%	(4.08)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$80,899		$71,840	$71,997	$64,972	$47,976	$39,145
Ratios to average net assets
Expenses, before waiver and reimbursement	1.38%	(E)	1.53%	1.53%	-	-	-
Expenses, net waiver and reimbursement	1.33%	(E)	1.48%	1.52%	1.55%	1.59%	1.53%
Net investment income (loss), before waiver and reimbursement	0.14%	(E)	(0.45)%	(0.25)%	-	-	-
Net investment income (loss), net waiver and reimbursement	0.19%	(E)	(0.40)%	(0.25)%	0.11%	0.19%	(0.36)%
Portfolio turnover rate	26%	(D)	30%	71%	73%	65%	102%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

 Timothy Small Cap Value Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2016		For the Year ended September 30, 2015	For the Year ended September 30, 2014	For the Year ended September 30, 2013	For the Year ended September 30, 2012	For the Year ended September 30, 2011
	(Unaudited)
Net asset value, beginning of period	$13.42		$16.45	$17.30	$12.63	$9.35	$9.82

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.02)		(0.17)	(0.17)	(0.10)	(0.06)	(0.13)
Net realized and unrealized gain (loss) on investments	(0.20)		0.57	1.36	4.77	3.34	(0.34)	(B)

Total from investment operations	(0.22)		0.40	1.19	4.67	3.28	(0.47)

LESS DISTRIBUTIONS:
From net realized gains on investments	(1.48)		(3.43)	(2.04)	-	-	-

Total distributions	(1.48)		(3.43)	(2.04)	-	-	-

Net asset value, end of period	$11.72		$13.42	$16.45	$17.30	$12.63	$9.35

Total return (C)(D)	(1.76)%	(E)	1.14%	6.96%	36.98%	35.08%	(4.79)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$9,209		$8,981	$8,135	$7,539	$4,937	$3,809
Ratios to average net assets
Expenses, before waiver and reimbursement	2.13%	(F)	2.28%	2.28%	-	-	-
Expenses, net waiver and reimbursement	2.08%	(F)	2.23%	2.27%	2.30%	2.34%	2.28%
Net investment loss, before waiver and reimbursement	(0.62)%	(F)	(1.19)%	(1.01)%	-	-	-
Net investment loss, net waiver and reimbursement	(0.57)%	(F)	(1.14)%	(1.01)%	(0.65)%	(0.55)%	(1.12)%
Portfolio turnover rate	26%	(E)	30%	71%	73%	65%	102%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuations in share transactions.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

 Timothy Small Cap Value Fund (Class I Shares)

Selected data based on a share outstanding throughout the period

	For the Six Months ended March 31, 2016		For the Year ended September 30, 2015	For the Year ended September 30, 2014		For the Period ended September 30, 2013 (A)
	(Unaudited)
Net asset value, beginning of period	$17.03		$19.84	$20.29		$19.68

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.03		(0.03)	0.02		(0.01)
Net realized and unrealized gain on investments	(0.23)		0.65	1.57	(F)	0.62

Total from investment operations	(0.20)		0.62	1.59		0.61

LESS DISTRIBUTIONS:
From net realized gains on investments	(1.48)		(3.43)	(2.04)		-

Total distributions	(1.48)		(3.43)	(2.04)		-

Net asset value, end of period	$15.35		$17.03	$19.84		$20.29

Total return (C)	(1.24)%	(D)	2.18%	7.93%		3.10%	(D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,718		$870	$532		$103	+
Ratios to average net assets
Expenses, before waiver and reimbursement	1.15%	(E)	1.28%	1.27%		-
Expenses, net waiver and reimbursement	1.10%	(E)	1.23%	1.27%		1.30%	(E)
Net investment income (loss), before waiver and reimbursement	0.48%	(E)	(0.19)%	0.06%		-
Net investment income (loss), net waiver and reimbursement	0.53%	(E)	(0.14)%	0.07%		0.36%	(E)
Portfolio turnover rate	26%	(D)	30%	71%		73%	(D)

+ Actual net assets not truncated.

(A)	For the period August 1, 2013 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.
(F)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

 Timothy Large/Mid Cap Value Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2016		For the Year ended September 30, 2015	For the Year ended September 30, 2014	For the Year ended September 30, 2013	For the Year ended September 30, 2012	For the Year ended September 30, 2011
	(Unaudited)
Net asset value, beginning of period	$18.20		$19.61	$18.14	$14.80	$11.83	$11.84

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.02		(0.01)	(0.01)	0.09	0.06	0.04
Net realized and unrealized gain (loss) on investments	0.42		0.38	2.83	3.30	2.94	(0.01)	(B)

Total from investment operations	0.44		0.37	2.82	3.39	3.00	0.03

LESS DISTRIBUTIONS:
From net investment income	-		-	(0.09)	(0.05)	(0.03)	(0.04)
From net realized gains on investments	(2.10)		(1.78)	(1.26)	-	-	-

Total distributions	(2.10)		(1.78)	(1.35)	(0.05)	(0.03)	(0.04)

Net asset value, end of period	$16.54		$18.20	$19.61	$18.14	$14.80	$11.83

Total return (C)(D)	2.62%	(E)	1.59%	16.13%	23.00%	25.39%	0.20%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$148,743		$135,091	$138,821	$114,657	$100,632	$78,255
Ratios to average net assets
Expenses, before waiver and reimbursement	1.41%	(F)	1.48%	1.50%	-	-	-
Expenses, net waiver and reimbursement	1.36%	(F)	1.43%	1.49%	1.49%	1.57%	1.51%
Net investment loss, before waiver and reimbursement	0.17%	(F)	(0.13)%	(0.03)%	-	-	-
Net investment income (loss), net waiver and reimbursement	0.22%	(F)	(0.08)%	(0.03)%	0.55%	0.42%	0.33%
Portfolio turnover rate	28%	(E)	11%	37%	64%	7%	19%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuations in share transactions.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

 Timothy Large/Mid Cap Value Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2016		For the Year ended September 30, 2015	For the Year ended September 30, 2014	For the Year ended September 30, 2013	For the Year ended September 30, 2012	For the Year ended September 30, 2011
	(Unaudited)
Net asset value, beginning of period	$15.62		$17.19	$16.12	$13.20	$10.61	$10.68

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.04)		(0.14)	(0.13)	(0.03)	(0.04)	(0.05)
Net realized and unrealized gain (loss) on investments	0.37		0.35	2.49	2.95	2.63	-	*(B)

Total from investment operations	0.33		0.21	2.36	2.92	2.59	(0.05)

LESS DISTRIBUTIONS:
From net investment income	-		-	(0.03)	-	-	(0.02)
From net realized gains on investments	(2.10)		(1.78)	(1.26)	-	-	-

Total distributions	(2.10)		(1.78)	(1.29)	-	-	(0.02)

Net asset value, end of period	$13.85		$15.62	$17.19	$16.12	$13.20	$10.61

Total return (C)(D)	2.32%	(E)	0.82%	15.21%	22.12%	24.41%	(0.52)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$19,926		$18,458	$16,778	$13,649	$10,669	$8,903
Ratios to average net assets
Expenses, before waiver and reimbursement	2.16%	(F)	2.23%	2.25%	-	-	-
Expenses, net waiver and reimbursement	2.11%	(F)	2.18%	2.24%	2.23%	2.32%	2.26%
Net investment loss, before waiver and reimbursement	(0.58)%	(F)	(0.88)%	(0.78)%	-	-	-
Net investment loss, net waiver and reimbursement	(0.53)%	(F)	(0.83)%	(0.77)%	(0.19)%	(0.32)%	(0.43)%
Portfolio turnover rate	28%	(E)	11%	37%	64%	7%	19%

*Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuations in share transactions.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

 Timothy Large/Mid Cap Value Fund (Class I Shares)

Selected data based on a share outstanding throughout the period

	For the Six Months ended March 31, 2016		For the Year ended September 30, 2015	For the Year ended September 30, 2014		For the Period ended September 30, 2013 (A)
	(Unaudited)
Net asset value, beginning of period	$18.26		$19.63	$18.13		$18.19

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.04		0.03	0.05		0.03
Net realized and unrealized gain (loss) on investments	0.44		0.38	2.82	(F)	(0.09)

Total from investment operations	0.48		0.41	2.87		(0.06)

LESS DISTRIBUTIONS:
From net investment income	-		-	(0.11)		-
From net realized gains on investments	(2.10)		(1.78)	(1.26)		-

Total distributions	(2.10)		(1.78)	(1.37)		-

Net asset value, end of period	$16.64		$18.26	$19.63		$18.13

Total return (C)	2.84%	(D)	1.81%	16.09%		(0.33)%	(D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$4,350		$3,424	$1,442		$100	+
Ratios to average net assets
Expenses, before waiver and reimbursement	1.18%	(E)	1.23%	1.23%		-
Expenses, net waiver and reimbursement	1.13%	(E)	1.18%	1.23%		1.24%	(E)
Net investment income, before waiver and reimbursement	0.45%	(E)	0.12%	0.25%		-
Net investment income, net waiver and reimbursement	0.50%	(E)	0.18%	0.26%		0.80%	(E)
Portfolio turnover rate	28%	(D)	11%	37%		64%	(D)

+ Actual net assets not truncated.

(A)	For the period August 1, 2013 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.
(F)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

 Timothy Fixed Income Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2016		For the Year ended September 30, 2015	For the Year ended September 30, 2014	For the Year ended September 30, 2013	For the Year ended September 30, 2012	For the Year ended September 30, 2011
	(Unaudited)
Net asset value, beginning of period	$10.27		$10.43	$10.43	$10.87	$10.72	$10.56

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.08		0.15	0.18	0.18	0.22	0.28
Net realized and unrealized gain (loss) on investments	0.05		(0.04)	0.09	(0.49)	0.18	0.18

Total from investment operations	0.13		0.11	0.27	(0.31)	0.40	0.46

LESS DISTRIBUTIONS:
From net investment income	(0.09)		(0.25)	(0.25)	(0.13)	(0.22)	(0.30)
From net realized gains on investments	-		(0.02)	(0.03)	-	-	-
From return of capital	-		-	-	-	(0.03)	-

Total distributions	(0.09)		(0.27)	(0.28)	(0.13)	(0.25)	(0.30)

Net asset value, end of period	$10.31		$10.27	$10.43	$10.43	$10.87	$10.72

Total return (B)(C)	1.26%	(D)	1.08%	2.64%	(2.82)%	3.73%	4.42%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$77,675		$66,107	$68,274	$67,558	$74,685	$59,405
Ratios to average net assets
Expenses, before waiver and reimbursement	1.22%	(E)	1.28%	1.30%	1.27%	1.31%	1.27%
Expenses, net waiver and reimbursement	1.02%	(E)	1.11%	1.14%	1.12%	1.16%	1.15%
Net investment income, before waiver and reimbursement	1.44%	(E)	1.29%	1.60%	1.54%	1.86%	2.58%
Net investment income, net waiver and reimbursement	1.64%	(E)	1.48%	1.75%	1.69%	2.01%	2.71%
Portfolio turnover rate	15%	(D)	28%	18%	25%	19%	22%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

 Timothy Fixed Income Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2016		For the Year ended September 30, 2015	For the Year ended September 30, 2014	For the Year ended September 30, 2013	For the Year ended September 30, 2012	For the Year ended September 30, 2011
	(Unaudited)
Net asset value, beginning of period	$9.89		$10.07	$10.07	$10.51	$10.38	$10.22

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.04		0.08	0.10	0.10	0.13	0.20
Net realized and unrealized gain (loss) on investments	0.03		(0.04)	0.11	(0.48)	0.17	0.17

Total from investment operations	0.07		0.04	0.21	(0.38)	0.30	0.37

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.20)	(0.18)	(0.06)	(0.14)	(0.21)
From net realized gains on investments	-		(0.02)	(0.03)	-	-	-
From return of capital	-		-	-	-	(0.03)	-

Total distributions	(0.03)		(0.22)	(0.21)	(0.06)	(0.17)	(0.21)

Net asset value, end of period	$9.93		$9.89	$10.07	$10.07	$10.51	$10.38

Total return (B)(C)	0.75%	(D)	0.36%	2.02%	(3.57)%	2.88%	3.68%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$9,160		$8,510	$7,120	$7,958	$8,997	$8,265
Ratios to average net assets
Expenses, before waiver and reimbursement	1.97%	(E)	2.03%	2.05%	2.03%	2.06%	2.23%
Expenses, net waiver and reimbursement	1.77%	(E)	1.86%	1.90%	1.88%	1.91%	1.90%
Net investment income, before waiver and reimbursement	0.69%	(E)	0.56%	0.85%	0.79%	1.12%	1.61%
Net investment income, net waiver and reimbursement	0.89%	(E)	0.73%	1.00%	0.94%	1.27%	1.95%
Portfolio turnover rate	15%	(D)	28%	18%	25%	19%	22%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

 Timothy Fixed Income Fund (Class I Shares)

Selected data based on a share outstanding throughout the period

	For the Six Months ended March 31, 2016		For the Year ended September 30, 2015	For the Year ended September 30, 2014		For the Period ended September 30, 2013 (A)
	(Unaudited)
Net asset value, beginning of period	$10.20		$10.36	$10.34		$10.35

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.10		0.18	0.41		0.04
Net realized and unrealized gain (loss) on investments	0.05		(0.05)	(0.08)	(F)	0.05

Total from investment operations	0.15		0.13	0.33		0.09

LESS DISTRIBUTIONS:
From net investment income	(0.11)		(0.27)	(0.28)		(0.10)
From net realized gains on investments	-		(0.02)	(0.03)		-

Total distributions	(0.11)		(0.29)	(0.31)		(0.10)

Net asset value, end of period	$10.24		$10.20	$10.36		$10.34

Total return (C)	1.45%	(D)	1.28%	3.16%		0.90%	(D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$278		$483	$103		$101	+
Ratios to average net assets
Expenses, before waiver and reimbursement	0.92%	(E)	1.03%	(0.44)%		1.02%	(E)
Expenses, net waiver and reimbursement	0.72%	(E)	0.87%	(0.64)%		0.87%	(E)
Net investment income, before waiver and reimbursement	1.72%	(E)	1.58%	3.72%		1.79%	(E)
Net investment income, net waiver and reimbursement	1.92%	(E)	1.73%	3.92%		1.94%	(E)
Portfolio turnover rate	15%	(D)	28%	18%		25%	(D)

+ Actual net assets not truncated.

(A)	For the period August 1, 2013 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.
(F)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

 Timothy High Yield Bond Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2016		For the Year ended September 30, 2015	For the Year ended September 30, 2014	For the Year ended September 30, 2013	For the Year ended September 30, 2012	For the Year ended September 30, 2011
	(Unaudited)
Net asset value, beginning of period	$8.64		$9.49	$9.40	$9.46	$8.71	$9.10

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.19		0.40	0.44	0.49	0.54	0.54
Net realized and unrealized gain (loss) on investments	(0.07)		(0.85)	0.09	(0.08)	0.76	(0.39)

Total from investment operations	0.12		(0.45)	0.53	0.41	1.30	0.15

LESS DISTRIBUTIONS:
From net investment income	(0.19)		(0.40)	(0.44)	(0.47)	(0.53)	(0.54)
From return of capital	-		-	-	-	(0.02)	-

Total distributions	(0.19)		(0.40)	(0.44)	(0.47)	(0.55)	(0.54)

Net asset value, end of period	$8.57		$8.64	$9.49	$9.40	$9.46	$8.71

Total return (B)(C)	1.39%	(D)	(4.88)%	5.71%	4.42%	15.17%	1.48%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$42,285		$36,279	$41,038	$35,578	$33,392	$23,110
Ratios to average net assets
Expenses, before waiver and reimbursement	1.19%	(E)	1.30%	1.28%	-	-	-
Expenses, net waiver and reimbursement	1.14%	(E)	1.25%	1.28%	1.33%	1.39%	1.30%
Net investment income, before waiver and reimbursement	4.40%	(E)	4.28%	4.53%	-	-	-
Net investment income, net waiver and reimbursement	4.45%	(E)	4.33%	4.53%	5.13%	5.84%	5.81%
Portfolio turnover rate	12%	(D)	39%	53%	56%	24%	60%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

 Timothy High Yield Bond Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2016		For the Year ended September 30, 2015	For the Year ended September 30, 2014	For the Year ended September 30, 2013	For the Year ended September 30, 2012	For the Year ended September 30, 2011
	(Unaudited)
Net asset value, beginning of period	$8.72		$9.57	$9.48	$9.55	$8.79	$9.17

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.16		0.33	0.37	0.43	0.47	0.47
Net realized and unrealized gain (loss) on investments	(0.07)		(0.86)	0.09	(0.09)	0.77	(0.39)

Total from investment operations	0.09		(0.53)	0.46	0.34	1.24	0.08

LESS DISTRIBUTIONS:
From net investment income	(0.14)		(0.32)	(0.37)	(0.41)	(0.46)	(0.46)
From return of capital	-		-	-	-	(0.02)	-

Total distributions	(0.14)		(0.32)	(0.37)	(0.41)	(0.48)	(0.46)

Net asset value, end of period	$8.67		$8.72	$9.57	$9.48	$9.55	$8.79

Total return (B)(C)	1.04%	(D)	(5.58)%	4.89%	3.54%	14.33%	0.72%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$2,820		$2,714	$2,771	$2,236	$1,683	$1,194
Ratios to average net assets
Expenses, before waiver and reimbursement	1.94%	(E)	2.05%	2.03%	-	-	-
Expenses, net waiver and reimbursement	1.89%	(E)	2.00%	2.03%	2.07%	2.14%	2.05%
Net investment income, before waiver and reimbursement	3.65%	(E)	3.53%	3.78%	-	-
Net investment income, net waiver and reimbursement	3.70%	(E)	3.57%	3.79%	4.39%	5.08%	5.06%
Portfolio turnover rate	12%	(D)	39%	53%	56%	24%	60%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

 Timothy High Yield Bond Fund (Class I Shares)

Selected data based on a share outstanding throughout the period

	For the Six Months ended March 31, 2016		For the Year ended September 30, 2015	For the Year ended September 30, 2014	For the Period ended September 30, 2013 (A)
	(Unaudited)
Net asset value, beginning of period	$8.65		$9.50	$9.40	$9.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.20		0.43	0.47	0.07
Net realized and unrealized gain (loss) on investments	(0.07)		(0.86)	0.10	(0.06)

Total from investment operations	0.13		(0.43)	0.57	0.01

LESS DISTRIBUTIONS:
From net investment income	(0.20)		(0.42)	(0.47)	(0.09)

Total distributions	(0.20)		(0.42)	(0.47)	(0.09)

Net asset value, end of period	$8.58		$8.65	$9.50	$9.40

Total return (C)	1.56%	(D)	(4.62)%	6.07%	0.15%	(D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$909		$2,758	$241	$100	+
Ratios to average net assets
Expenses, before waiver and reimbursement	0.88%	(E)	1.06%	0.90%
Expenses, net waiver and reimbursement	0.83%	(E)	1.00%	0.89%	1.08%	(E)
Net investment income, before waiver and reimbursement	4.65%	(E)	4.55%	4.77%	-
Net investment income, net waiver and reimbursement	4.70%	(E)	4.58%	4.78%	5.38%	(E)
Portfolio turnover rate	12%	(D)	39%	53%	56%	(D)

+ Actual net assets not truncated.

(A)	For the period August 1, 2013 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

 Timothy Israel Common Values Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2016		For the Year ended September 30, 2015	For the Year ended September 30, 2014	For the Year ended September 30, 2013	For the Period ended September 30, 2012 (A)
	(Unaudited)
Net asset value, beginning of period	$11.10		$12.31	$12.69	$10.17	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(B)	(0.03)		(0.10)	(0.08)	(0.06)	(0.15)
Net realized and unrealized gain (loss) on investments	0.56		(1.11)	0.37	2.58	0.32

Total from investment operations	0.53		(1.21)	0.29	2.52	0.17

LESS DISTRIBUTIONS:
From net investment income	-		-	(0.67)	-	-

Total distributions	-		-	(0.67)	-	-

Net asset value, end of period	$11.63		$11.10	$12.31	$12.69	$10.17

Total return (C)(D)	4.77%	(E)	(9.83)%	2.21%	24.78%	1.80%	(E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$14,937		$11,756	$13,792	$10,295	$7,983
Ratio of expenses to average net assets	1.86%	(F)	1.93%	1.98%	2.24%	2.82%	(F)
Ratio of net investment loss to average net assets	(0.51)%	(F)	(0.83)%	(0.64)%	(0.57)%	(1.48)%	(F)
Portfolio turnover rate	9%	(E)	24%	11%	30%	37%	(E)
(A)	For the period October 12, 2011 (Commencement of Operations) to September 30, 2012.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

 Timothy Israel Common Values Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2016		For the Year ended September 30, 2015	For the Year ended September 30, 2014	For the Year ended September 30, 2013	For the Period ended September 30, 2012 (A)
	(Unaudited)
Net asset value, beginning of period	$10.78		$12.05	$12.50	$10.09	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.07)		(0.18)	(0.18)	(0.13)	(0.22)
Net realized and unrealized gain (loss) on investments	0.55		(1.09)	0.37	2.54	0.31

Total from investment operations	0.48		(1.27)	0.19	2.41	0.09

LESS DISTRIBUTIONS:
From net investment income	-		-	(0.64)	-	-

Total distributions	-		-	(0.64)	-	-

Net asset value, end of period	$11.26		$10.78	$12.05	$12.50	$10.09

Total return (C)(D)	4.45%	(E)	(10.54)%	1.40%	23.89%	1.00%	(E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$3,727		$2,722	$2,342	$943	$217
Ratio of expenses to average net assets	2.62%	(F)	2.68%	2.74%	2.99%	3.53%	(F)
Ratio of net investment loss to average net assets	(1.23)%	(F)	(1.59)%	(1.38)%	(1.32)%	(2.21)%	(F)
Portfolio turnover rate	9%	(E)	24%	11%	30%	37%	(E)
(A)	For the period October 12, 2011 (Commencement of Operations) to September 30, 2012.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

 Timothy Israel Common Values Fund (Class I Shares)

Selected data based on a share outstanding throughout the period

	For the Six Months ended March 31, 2016		For the Year ended September 30, 2015	For the Year ended September 30, 2014	For the Period ended September 30, 2013 (A)
	(Unaudited)
Net asset value, beginning of period	$11.11		$12.29	$12.67	$12.21

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.02)		(0.03)	(0.05)	0.01
Net realized and unrealized gain (loss) on investments	0.57		(1.15)	0.37	0.45

Total from investment operations	0.55		(1.18)	0.32	0.46

LESS DISTRIBUTIONS:
From net investment income	-		-	(0.70)	-

Total distributions	-		-	(0.70)	-

Net asset value, end of period	$11.66		$11.11	$12.29	$12.67

Total return (C)	4.95%	(D)	(9.60)%	2.36%	3.77%	(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$267		$236	$13	$104	+
Ratio of expenses to average net assets	1.60%	(E)	1.68%	1.78%	1.99%	(E)
Ratio of net investment loss to average net assets	(0.29)%	(E)	(0.58)%	(0.36)%	(0.32)%	(E)
Portfolio turnover rate	9%	(D)	24%	11%	30%	(D)

+ Actual net assets not truncated.

(A)	For the period August 1, 2013 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Defensive Strategies Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2016		For the Year ended September 30, 2015	For the Year ended September 30, 2014	For the Year ended September 30, 2013	For the Year ended September 30, 2012	For the Year ended September 30, 2011
	(Unaudited)
Net asset value, beginning of period	$10.54		$11.38	$11.12	$12.12	$11.28	$10.70

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.00	*	0.02	0.09	0.06	0.02	0.09
Net realized and unrealized gain (loss) on investments	0.36		(0.73)	0.25	(1.04)	1.62	0.54

Total from investment operations	0.36		(0.71)	0.34	(0.98)	1.64	0.63

LESS DISTRIBUTIONS:
From net investment income	-		(0.12)	(0.05)	-	(0.10)	-
From net realized gains on investments	-		(0.01)	(0.03)	(0.02)	(0.66)	(0.05)
From return of capital	-		-	-	-	(0.04)	-

Total distributions	-		(0.13)	(0.08)	(0.02)	(0.80)	(0.05)

Net asset value, end of period	$10.90		$10.54	$11.38	$11.12	$12.12	$11.28

Total return (B)(C)	3.42%	(D)	(6.30)%	3.06%	(8.09)%	14.87%	5.88%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$70,258		$71,569	$54,054	$51,859	$52,529	$43,670
Ratios to average net assets
Expenses, before waiver and reimbursement	1.23%	(E)	1.26%	1.28%	-	-	-
Expenses, net waiver and reimbursement	1.18%	(E)	1.21%	1.28%	1.26%	1.33%	1.29%
Net investment income, before waiver and reimbursement	0.02%	(E)	0.11%	0.78%	-	-	-
Net investment income, net waiver and reimbursement	0.07%	(E)	0.16%	0.78%	0.52%	0.20%	0.75%
Portfolio turnover rate	34%	(D)	42%	24%	56%	247%	64%
*	Amount is less than $0.005 per share.
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Defensive Strategies Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2016		For the Year ended September 30, 2015	For the Year ended September 30, 2014	For the Year ended September 30, 2013	For the Year ended September 30, 2012	For the Year ended September 30, 2011
	(Unaudited)
Net asset value, beginning of period	$10.22		$11.04	$10.82	$11.88	$11.09	$10.58

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.03)		(0.07)	-	(0.03)	(0.07)	0.02
Net realized and unrealized gain (loss) on investments	0.35		(0.71)	0.25	(1.01)	1.58	0.54

Total from investment operations	0.32		(0.78)	0.25	(1.04)	1.51	0.56

LESS DISTRIBUTIONS:
From net investment income	-		(0.03)	-	-	(0.02)	-
From net realized gains on investments	-		(0.01)	(0.03)	(0.02)	(0.66)	(0.05)
From return of capital	-		-	-	-	(0.04)	-

Total distributions	-		(0.04)	(0.03)	(0.02)	(0.72)	(0.05)

Net asset value, end of period	$10.54		$10.22	$11.04	$10.82	$11.88	$11.09

Total return (B)(C)	3.13%	(D)	(7.06)%	2.27%	(8.75)%	13.91%	5.28%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$12,532		$14,671	$14,461	$16,718	$18,801	$13,100
Ratios to average net assets
Expenses, before waiver and reimbursement	1.97%	(E)	2.01%	2.04%	-	-	-
Expenses, net waiver and reimbursement	1.92%	(E)	1.96%	2.03%	2.02%	2.09%	2.03%
Net investment loss, before waiver and reimbursement	(0.73)%	(E)	(0.67)%	(0.02)%	-	-	-
Net investment income (loss), net waiver and reimbursement	(0.68)%	(E)	(0.62)%	(0.01)%	(0.25)%	(0.60)%	0.15%
Portfolio turnover rate	34%	(D)	42%	24%	56%	247%	64%
*Amount	is less than $0.005 per share.
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Defensive Strategies Fund (Class I Shares)

Selected data based on a share outstanding throughout the period

	For the Six Months ended March 31, 2016		For the Year ended September 30, 2015	For the Year ended September 30, 2014	For the Period ended September 30, 2013 (A)
	(Unaudited)
Net asset value, beginning of period	$10.52		$11.36	$11.11	$11.11

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.02		0.05	0.18	0.01
Net realized and unrealized gain (loss) on investments	0.36		(0.73)	0.20	(0.01)

Total from investment operations	0.38		(0.68)	0.38	0.00

LESS DISTRIBUTIONS:
From net investment income	-		(0.15)	(0.10)	-
From net realized gains on investments	-		(0.01)	(0.03)	-

Total distributions	-		(0.16)	(0.13)	-

Net asset value, end of period	$10.90		$10.52	$11.36	$11.11

Total return (C)	3.61%	(D)	(6.09)%	3.39%	0.00%	(D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$322		$163	$97	$100	+
Ratios to average net assets
Expenses, before waiver and reimbursement	1.05%	(E)	1.01%	0.74%	-
Expenses, net waiver and reimbursement	1.00%	(E)	0.96%	0.72%	1.01%	(E)
Net investment income, before waiver and reimbursement	0.31%	(E)	0.42%	1.50%	-
Net investment income, net waiver and reimbursement	0.36%	(E)	0.47%	1.52%	0.77%	(E)
Portfolio turnover rate	34%	(D)	42%	24%	56%	(D)

+ Actual net assets not truncated.

(A)	For the period August 1, 2013 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Strategic Growth Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2016		For the Year ended September 30, 2015	For the Year ended September 30, 2014	For the Year ended September 30, 2013	For the Year ended September 30, 2012	For the Year ended September 30, 2011
	(Unaudited)
Net asset value, beginning of period	$8.42		$8.90	$8.34	$7.44	$6.27	$6.49

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.26		0.03	0.12	0.02	0.04	(0.02)
Net realized and unrealized gain (loss) on investments	(0.23)		(0.40)	0.45	0.93	1.13	(0.19)

Total from investment operations	0.03		(0.37)	0.57	0.95	1.17	(0.21)

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.11)	(0.01)	(0.05)	-	-
From return of capital	-		-	-	-	-	(0.01)

Total distributions	(0.03)		(0.11)	(0.01)	(0.05)	-	(0.01)

Net asset value, end of period	$8.42		$8.42	$8.90	$8.34	$7.44	$6.27

Total return (B)(C)	0.34%	(F)	(4.16)%	6.82%	12.78%	18.66%	(3.29)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$33,529		$33,071	$36,951	$34,466	$32,250	$31,269
Ratio of expenses to average net assets (D)	1.05%	(G)	1.08%	1.07%	1.08%	1.15%	1.05%
Ratio of net investment income (loss), to average net assets (D)(E)	6.32%	(G)	0.37%	1.34%	0.24%	(0.60)%	(0.23)%
Portfolio turnover rate	13%	(F)	24%	14%	19%	33%	22%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(F)	For periods of less than one full year, total return and turnover are not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Strategic Growth Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2016		For the Year ended September 30, 2015	For the Year ended September 30, 2014	For the Year ended September 30, 2013	For the Year ended September 30, 2012	For the Year ended September 30, 2011
	(Unaudited)
Net asset value, beginning of period	$7.70		$8.15	$7.69	$6.87	$5.82	$6.09

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.21		(0.02)	0.03	(0.04)	(0.01)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.22)		(0.38)	0.43	0.86	1.06	(0.20)

Total from investment operations	(0.01)		(0.40)	0.46	0.82	1.05	(0.27)

LESS DISTRIBUTIONS:
From net investment income	-		(0.05)	-	-	-	-

Total distributions	-		(0.05)	-	-	-	-

Net asset value, end of period	$7.69		$7.70	$8.15	$7.69	$6.87	$5.82

Total return (B)(C)	(0.13)%	(F)	(4.89)%	5.98%	11.94%	18.04%	(4.43)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$7,481		$7,713	$8,842	$7,668	$6,836	$6,446
Ratio of expenses to average net assets (D)	1.80%	(G)	1.84%	1.82%	1.83%	1.90%	1.82%
Ratio of net investment income (loss), to average net assets (D)(E)	5.61%	(G)	(0.29)%	0.50%	(0.52)%	(0.22)%	(1.00)%
Portfolio turnover rate	13%	(F)	24%	14%	19%	33%	22%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(F)	For periods of less than one full year, total return and turnover are not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Conservative Growth Fund (Class A Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2016		For the Year ended September 30, 2015	For the Year ended September 30, 2014	For the Year ended September 30, 2013	For the Year ended September 30, 2012	For the Year ended September 30, 2011
	(Unaudited)
Net asset value, beginning of period	$10.32		$11.01	$10.51	$9.95	$8.80	$8.83

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.18		0.06	0.14	0.03	0.07	0.04
Net realized and unrealized gain (loss) on investments	(0.10)		(0.32)	0.41	0.61	1.09	0.01

Total from investment operations	0.08		(0.26)	0.55	0.64	1.16	0.05

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.10)	(0.05)	(0.08)	(0.01)	(0.08)
From net realized gains on investments	(0.61)		(0.33)	-	-	-	-

Total distributions	(0.66)		(0.43)	(0.05)	(0.08)	(0.01)	(0.08)

Net asset value, end of period	$9.74		$10.32	$11.01	$10.51	$9.95	$8.80

Total return (B)(C)	0.91%	(F)	(2.47)%	5.23%	6.44%	13.22%	0.50%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$44,231		$44,706	$47,543	$44,238	$40,042	$35,331
Ratio of expenses to average net assets (D)	1.01%	(G)	1.07%	1.05%	1.05%	1.11%	1.05%
Ratio of net investment income to average net assets (D)(E)	3.73%	(G)	0.53%	1.26%	0.25%	0.71%	0.48%
Portfolio turnover rate	10%	(F)	25%	19%	22%	32%	23%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(F)	For periods of less than one full year, total return and turnover are not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Conservative Growth Fund (Class C Shares)

Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2016		For the Year ended September 30, 2015	For the Year ended September 30, 2014	For the Year ended September 30, 2013	For the Year ended September 30, 2012	For the Year ended September 30, 2011
	(Unaudited)
Net asset value, beginning of period	$9.58		$10.22	$9.79	$9.27	$8.24	$8.32

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.13		(0.01)	0.03	(0.05)	(0.01)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.09)		(0.30)	0.40	0.57	1.04	-	*

Total from investment operations	0.04		(0.31)	0.43	0.52	1.03	(0.02)

LESS DISTRIBUTIONS:
From net investment income	-		-	-	-	-	(0.06)
From net realized gains on investments	(0.61)		(0.33)	-	-	-	-

Total distributions	(0.61)		(0.33)	-	-	-	(0.06)

Net asset value, end of period	$9.01		$9.58	$10.22	$9.79	$9.27	$8.24

Total return (B)(C)	0.49%	(F)	(3.19)%	4.39%	5.61%	12.50%	(0.25)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$10,343		$11,135	$12,359	$10,419	$9,191	$7,963
Ratio of expenses to average net assets (D)	1.76%	(G)	1.82%	1.79%	1.80%	1.86%	1.80%
Ratio of net investment income (loss), to average net assets (D)(E)	2.92%	(G)	(0.14)%	0.41%	(0.50)%	(0.06)%	(0.27)%
Portfolio turnover rate	10%	(F)	25%	19%	22%	32%	23%

*Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect redemption fees.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(F)	For periods of less than one full year, total return and turnover are not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Emerging Markets Fund (Class A Shares)

Selected data based on a share outstanding throughout the period

	For the Six Months ended March 31, 2016		For the Year ended September 30, 2015	For the Year ended September 30, 2014	For the Period ended September 30, 2013 (A)
	(Unaudited)
Net asset value, beginning of period	$6.34		$10.23	$10.53	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.03)		0.04	(0.02)	(0.08)
Net realized and unrealized gain (loss) on investments	0.98		(3.35)	0.08	0.61

Total from investment operations	0.95		(3.31)	0.06	0.53

LESS DISTRIBUTIONS:
From net investment income	-		(0.04)	-	-
From net realized gains on investments	-		(0.54)	(0.36)	-

Total distributions	-		(0.58)	(0.36)	-

Net asset value, end of period	$7.29		$6.34	$10.23	$10.53

Total return (C)(D)	15.17%	(E)	(33.78)%	0.61%	5.30%	(E)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$6,942		$5,981	$10,803	$8,675
Ratios to average net assets
Expenses, before waiver and reimbursement	2.88%		2.50%	2.55%	-
Expenses, net waiver and reimbursement	2.83%	(F)	2.45%	2.55%	3.03%	(F)
Net investment income (loss), before waiver and reimbursement	(0.86)%	(F)	0.36%	(0.19)%	-
Net investment income (loss), net waiver and reimbursement	(0.81)%	(F)	0.41%	(0.19)%	(0.95)%	(F)
Portfolio turnover rate	14%	(E)	37%	39%	19%	(E)
(A)	For the period December 3, 2012 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Emerging Markets Fund (Class C Shares)

Selected data based on a share outstanding throughout the period

	For the Six Months ended March 31, 2016		For the Year ended September 30, 2015	For the Year ended September 30, 2014	For the Period ended September 30, 2013 (A)
	(Unaudited)
Net asset value, beginning of period	$6.23		$10.09	$10.48	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(B)	(0.05)		(0.02)	(0.09)	(0.12)
Net realized and unrealized gain (loss) on investments	0.97		(3.30)	0.06	0.60

Total from investment operations	0.92		(3.32)	(0.03)	0.48

LESS DISTRIBUTIONS:
From net realized gains on investments	-		(0.54)	(0.36)	-

Total distributions	-		(0.54)	(0.36)	-

Net asset value, end of period	$7.15		$6.23	$10.09	$10.48

Total return (C)(D)	14.95%	(E)	(34.29)%	(0.27)%	4.80%	(E)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$715		$498	$883	$291
Ratios to average net assets
Expenses, before waiver and reimbursement	3.62%		3.26%	3.25%	-
Expenses, net waiver and reimbursement	3.57%	(F)	3.21%	3.25%	3.76%	(F)
Net investment loss, before waiver and reimbursement	(1.62)%	(F)	(0.39)%	(0.83)%	-
Net investment loss, net waiver and reimbursement	(1.57)%	(F)	(0.34)%	(0.83)%	(1.39)%	(F)
Portfolio turnover rate	14%	(E)	37%	39%	19%	(E)
(A)	For the period December 3, 2012 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Emerging Markets Fund (Class I Shares)

Selected data based on a share outstanding throughout the period

	For the Six Months ended March 31, 2016		For the Year ended September 30, 2015	For the Year ended September 30, 2014		For the Period ended September 30, 2013 (A)
	(Unaudited)
Net asset value, beginning of period	$6.35		$10.25	$10.53		$9.96

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.02)		0.08	0.03		-	*
Net realized and unrealized gain (loss) on investments	0.99		(3.38)	0.05	(F)	0.57

Total from investment operations	0.97		(3.30)	0.08		0.57

LESS DISTRIBUTIONS:
From net investment income	-		(0.06)	-		-
From net realized gains on investments	-		(0.54)	(0.36)		-

Total distributions	-		(0.60)	(0.36)		-

Net asset value, end of period	$7.32		$6.35	$10.25		$10.53

Total return (C)	15.46%	(D)	(33.04)%	0.81%		5.72%	(D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$259		$329	$333		$106	+
Ratios to average net assets
Expenses, before waiver and reimbursement	2.69%	(E)	2.26%	2.25%		-
Expenses, before waiver and reimbursement	2.64%	(E)	2.21%	2.25%		2.78%	(E)
Net investment income (loss), before waiver and reimbursement	(0.67%)	(E)	0.90%	0.25%		-
Net investment income (loss), net waiver and reimbursement	(0.62%)	(E)	0.95%	0.26%		(0.70%)	(E)
Portfolio turnover rate	14%	(D)	37%	39%		19%	(D)

*Amount is less than $0.005 per share.

+ Actual net assets not truncated.

(A)	For the period August 1, 2013 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.
(F)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Timothy Growth & Income Fund (Class A Shares)

Selected data based on a share outstanding throughout the period

	For the Six Months ended March 31, 2016		For the Year ended September 30, 2015	For the Period ended September 30, 2014 (A)
	(Unaudited)
Net asset value, beginning of period	$10.53		$10.95	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.00	*	0.01	(0.02)
Net realized and unrealized gain (loss) on investments	0.01		(0.42)	0.97

Total from investment operations	0.01		(0.41)	0.95

LESS DISTRIBUTIONS:
From net investment income	-		(0.01)	-

Total distributions	-		(0.01)	-

Net asset value, end of period	$10.54		$10.53	$10.95

Total return (C)(D)	0.10%	(E)	(3.75)%	9.50%	(E)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$30,636		$26,378	$24,272
Ratios to average net assets
Expenses, before waiver and reimbursement	1.50%	(F)	1.56%	1.68%	(F)
Expenses, net waiver and reimbursement	1.45%	(F)	1.51%	1.67%	(F)
Net investment income (loss), before waiver and reimbursement	(0.11%)	(F)	0.08%	(0.21%)	(F)
Net investment income (loss), net waiver and reimbursement	(0.06%)	(F)	0.13%	(0.21%)	(F)
Portfolio turnover rate	24%	(E)	75%	21%	(E)
*	Amount is less than $0.005 per share.
(A)	For the period October 1, 2013 (Commencement of Operations) to September 30, 2014.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Growth & Income Fund (Class C Shares)

Selected data based on a share outstanding throughout the period

	For the Six Months ended March 31, 2016		For the Year ended September 30, 2015	For the Period ended September 30, 2014 (A)
	(Unaudited)
Net asset value, beginning of period	$10.39		$10.87	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.04)		(0.06)	(0.08)
Net realized and unrealized gain (loss) on investments	0.01		(0.42)	0.95

Total from investment operations	(0.03)		(0.48)	0.87

Net asset value, end of period	$10.36		$10.39	$10.87

Total return (C)(D)	(0.29)%	(E)	(4.42)%	8.70%	(E)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$3,272		$3,330	$2,081
Ratios to average net assets
Expenses, before waiver and reimbursement	2.25%	(F)	2.30%	2.20%	(F)
Expenses, net waiver and reimbursement	2.20%	(F)	2.25%	2.19%	(F)
Net investment loss, before waiver and reimbursement	(0.87%)	(F)	(0.60%)	(0.72%)	(F)
Net investment loss, net waiver and reimbursement	(0.82%)	(F)	(0.62%)	(0.70%)	(F)
Portfolio turnover rate	24%	(E)	75%	21%	(E)
(A)	For the period October 1, 2013 (Commencement of Operations) to September 30, 2014.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Growth & Income Fund (Class I Shares)

Selected data based on a share outstanding throughout the period

	For the Six Months ended March 31, 2016		For the Year ended September 30, 2015	For the Period ended September 30, 2014 (A)
	(Unaudited)
Net asset value, beginning of period	$10.56		$10.96	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.01		0.04	0.04
Net realized and unrealized gain (loss) on investments	0.01		(0.42)	0.92	(G)

Total from investment operations	0.02		(0.38)	0.96

LESS DISTRIBUTIONS:
From net investment income	-		(0.02)	-

Total distributions	-		(0.02)	-

Net asset value, end of period	$10.58		$10.56	$10.96

Total return (C)(D)	(0.19)%	(E)	(3.50)%	9.60%	(E)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,433		$1,573	$1,507
Ratios to average net assets
Expenses, before waiver and reimbursement	1.24%	(F)	1.31%	1.18%	(F)
Expenses, net waiver and reimbursement	1.19%	(F)	1.26%	1.16%	(F)
Net investment income (loss), before waiver and reimbursement	0.12%	(F)	0.32%	0.30%	(F)
Net investment income (loss), net waiver and reimbursement	0.17%	(F)	0.38%	0.31%	(F)
Portfolio turnover rate	24%	(E)	75%	21%	(E)
(A)	For the period October 1, 2013 (Commencement of Operations) to September 30, 2014.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.
(G)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

March 31, 2016 (Unaudited)

Timothy Plan Family of Funds

Note 1  |  Significant Accounting Policies

The Timothy Plan (the “Trust”) is organized as a series of a Delaware business trust pursuant to a trust agreement dated December 16, 1993. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. As of March 31, 2016, the Trust consisted of fifteen series. These financial statements include the following thirteen series: Timothy Plan Aggressive Growth Fund, Timothy Plan International Fund, Timothy Plan Large/Mid Cap Growth Fund, Timothy Plan Small Cap Value Fund, Timothy Plan Large/Mid Cap Value Fund, Timothy Plan Fixed Income Fund, Timothy Plan High Yield Bond Fund, Timothy Plan Defensive Strategies Fund, Timothy Plan Israel Common Values Fund, Timothy Plan Strategic Growth Fund, Timothy Plan Conservative Growth Fund, Timothy Plan Emerging Markets Fund and Timothy Plan Growth & Income Fund (the “Funds”).

The Timothy Plan Aggressive Growth Fund’s investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in U.S. common stocks without regard to market capitalizations and investing in the securities of a limited number of companies which the Fund’s Advisor believes show a high probability for superior growth.

The Timothy Plan International Fund’s investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in the common stock and similar securities of foreign companies through the purchase of American Depositary Receipts (“ADRs”) without regard to market capitalization, investing its assets in the ADRs of companies which the Fund’s Advisor believes show a high probability for superior growth, and allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

The Timothy Plan Large/Mid Cap Growth Fund’s investment objective is long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in U.S. common stocks with market capitalizations in excess of $2 billion.

The Timothy Plan Small Cap Value Fund’s primary objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by primarily investing at least 80% of its assets in U.S. common stocks whose market capitalization is generally less than $2 billion.

The Timothy Plan Large/Mid Cap Value Fund’s investment objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by primarily investing in U.S. common stocks. The Fund will invest at least 80% of its assets in the common stock of companies whose total market capitalization generally exceeds $2 billion.

The Timothy Plan Fixed Income Fund seeks to generate a high level of current income consistent with prudent investment risk. To achieve its investment objective, the Fund normally invests in a diversified portfolio of debt securities. These include corporate bonds, U.S. Government and agency securities, convertible securities and preferred securities. The Fund will generally only purchase high quality securities.

The Timothy Plan High Yield Bond Fund’s investment objective is to generate a high level of current income. To achieve its investment objective, the Fund normally invests in a diversified portfolio of debt securities. These include corporate bonds, U.S. Government and agency securities, convertible securities and preferred securities. The Fund will generally purchase securities that are not investment-grade, meaning securities with a rating of “BBB” or lower as rated by Standard and Poor’s or a comparable rating by another nationally recognized rating agency. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Timothy Plan Defensive Strategies Fund’s investment objective is the protection of principal through aggressive, proactive reactions to prevailing economic conditions. To achieve its investment objective, the Fund normally invests in Real Estate Investment Trusts (“REITs”), commodities based Exchange-Traded Funds (“ETFs”), Treasury Inflation Protected Securities (“TIPS”), and currently holds gold and silver bullion. The fund is non-diversified.

The Timothy Plan Israel Common Values Fund seeks to provide long-term growth of capital. This Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in the common stock of companies domiciled and/or headquartered in Israel through the purchase of American Depositary Receipts (ADRs) and direct investments in such companies on foreign stock exchanges, without regard to market capitalizations.

The Timothy Plan Strategic Growth Fund seeks to generate medium to high levels of long-term capital growth. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds which are other series of the Trust: approximately 2-10% of its net assets in the Timothy Plan Small Cap Value Fund; approximately 10-20% of its net assets in the Timothy Plan Large/Mid Cap Value Fund; approximately 10-20% of its net assets in the Timothy Plan Large/Mid Cap Growth Fund; approximately 6-18% of its net assets in the Timothy Plan High Yield Bond Fund; approximately 10-20% of its net assets in the Timothy Plan International Fund; approximately 2-10% of its net assets in the Timothy Plan Aggressive Growth Fund; approximately 10-30% of its net assets in the Timothy Plan Defensive Strategies Fund; approximately 0-10% of its net assets in the Timothy Plan Israel Common Values Fund; approximately 0-10% of its net assets in the Timothy Plan Emerging Markets Fund; and approximately 5-20% of its net assets in the Timothy Plan Growth & Income Fund.

Notes to Financial Statements

March 31, 2016 (Unaudited) (Continued)

Timothy Plan Family of Funds

The Timothy Plan Conservative Growth Fund seeks to generate moderate levels of long-term capital growth with a secondary objective of current income. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds which are other series of the Trust: approximately 2-10% of its net assets in the Timothy Plan Small Cap Value Fund; approximately 5-15% of its net assets in the Timothy Plan Large/Mid Cap Value Fund; approximately 5-15% of its net assets in the Timothy Plan Large/Mid Cap Growth Fund; approximately 2-5% of its net assets in the Timothy Plan Aggressive Growth Fund; approximately 6-15% of its net assets in the Timothy Plan High Yield Bond Fund; approximately 0-10% of its net assets in the Timothy Plan International Fund; approximately 20%-40% of its net assets in the Timothy Plan Fixed Income Fund; approximately 10-30% of its net assets in the Timothy Plan Defensive Strategies Fund; approximately 0-10% of its net assets in the Timothy Plan Israel Common Values Fund; approximately 0-10% of its net assets in the Timothy Plan Emerging Markets Fund; and approximately 5-20% of its net assets in the Timothy Plan Growth & Income Fund.

The Timothy Plan Emerging Markets Fund commenced operations on December 3, 2012. The Fund’s investment objective is long-term growth of capital. The Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in the common stock of companies domiciled and/or headquartered in countries that the Fund’s Advisor believes are experiencing rapid or above average growth or industrialization through the purchase of American Depositary Receipts (ADRs) and direct investments in such companies on foreign stock exchanges, without regard to market capitalizations.

The Timothy Plan Growth & Income Fund commenced operations on October 1, 2013. The Fund’s investment objective is to provide total return through a combination of growth and income and preservation of capital in declining markets. The Fund seeks to achieve its investment objectives by employing a proprietary investment model to select equity securities for the Fund that the Fund’s Advisor believes are undervalued and more likely to appreciate. The Fund’s Advisor focuses on characteristics such as management commitment, value and neglect, and on equity securities that are underrepresented by institutional investors. The Fund’s Advisor also assesses a number of fundamental factors such as earnings, earnings trends, price earnings multiples, return on assets and other financial statement data, as well as other proprietary calculations. The model evaluates over 8,500 companies of all capitalization ranges. For the Fund, the Fund’s Advisor refines the model by using a capitalization screen and evaluates thousands of companies within the appropriate capitalization range. The Fund’s Advisor normally will sell a security when the investment no longer meets the Funds Advisor’s investment criteria.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

A.	SECURITY VALUATION AND FAIR VALUE MEASUREMENTS

All investments in securities are recorded at their estimated fair value as described in Note 2.

B.	INVESTMENT INCOME AND SECURITIES TRANSACTIONS

Security transactions are accounted for on the date the securities are purchased or sold (trade date). The costing method for the Timothy Plan Funds is FIFO (first-in-first-out). Dividend income is recognized on the ex-dividend date. Interest income and expenses are recognized on an accrual basis. The Timothy Plan Aggressive Growth Fund, Large/Mid Cap Growth Fund, Large/Mid Cap Value Fund, Small Cap Value Fund, Israel Common Values Fund, Defensive Strategies Fund and Emerging Markets Fund have made certain investments in REITs and Master Limited Partnerships (“MLPs”). Dividend income from REITs and MLPs is recognized on the ex-dividend date. It is common for distributions from REITs and MLPs to exceed taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. Income or loss from the MLPs is reclassified upon receipt of the MLPs’ K-1. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITS are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the calendar year. Estimates are based on the most recent REIT distribution information available. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

C.	FOREIGN CURRENCY

Investment securities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Notes to Financial Statements

March 31, 2016 (Unaudited) (Continued)

Timothy Plan Family of Funds

D.	GOLD/SILVER RISK FACTORS

There is a risk that some or all of the Trust’s gold and silver bars held by the Custodian or any sub-custodian on behalf of the Trust could be lost, damaged or stolen. Access to the Trust’s gold bars could be restricted by natural events (such as an earthquake) or human actions (such as a terrorist attack). Any of these events may adversely affect the operations of the Trust and, consequently, an investment in the fund shares.

Several factors may affect the price of gold and silver, including but not limited to:

●	Global or regional political, economic or financial events and situations;
●	Investors’ expectations with respect to the rate of inflation;
●	Currency exchange rates;
●	Interest rates; and
●	Investment and trading activities of hedge funds and commodity funds.

E.	NET ASSET VALUE PER SHARE

The Net Asset Value (“NAV”) per share of the capital stock of the Funds is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding. The NAV is calculated separately for each class of each Fund in the Trust. The net asset value of the classes may differ because of different fees and expenses charged to each class.

F.	EXPENSES

Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis as determined by the Board of Trustees (the “Board”).

G.	CLASSES

There are three classes of shares currently offered by the Trust: Class A shares are offered with a front-end sales charge and ongoing service/distribution fees; Class C shares are offered with a contingent deferred sales charge (“CDSC”) that ends after the first year and ongoing service and distribution fees; Class I shares, which commenced operations on August 1, 2013, are offered without any sales charges or ongoing service distribution fees.

Class specific expenses are borne by each specific class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

H.	USE OF ESTIMATES

In the preparation of financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the six-months ended. Actual results could differ from those estimates.

I.	FEDERAL INCOME TAXES

It is the policy of each Fund to continue to comply with all requirements under subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income or gains. Therefore, no federal income tax or excise provision is required.

As of March 31, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six-months ended March 31, 2016, the Funds did not incur any interest or penalties. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially within the next twelve months.

J.	INDEMNIFICATION

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Notes to Financial Statements

March 31, 2016 (Unaudited) (Continued)

Timothy Plan Family of Funds

K.	DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or Net Asset Values (NAVs) per share of the Funds. Reclassifications for the fiscal year ended September 30, 2015 are as follows:

Fund	Paid In Capital	Undistributed Ordinary Income (Loss)	Accumulated Net Realized Gains (Loss)

Aggressive Growth Fund	$-	$274,428	$ (274,428)

International Fund	-	252,419	(252,419)

Large/Mid Cap Growth Fund	-	149,941	(149,941)

Small Cap Value Fund	(113,905)	120,128	(6,223)

Large/Mid Cap Value Fund	-	724	(724)

Fixed Income Fund	-	270,344	(270,344)

Israel Common Values Fund	(28,148)	242,118	(213,970)

Defensive Strategies Fund	(27,965)	851,418	(823,453)

Emerging Markets Fund	-	(3,706)	3,706

Growth & Income Fund	-	25,865	(25,865)

L.	SUB-CUSTODIAN

Effective May 22, 2015, the Timothy Plan Family of Funds entered into a precious metals storage agreement with Brink’s Global Services U.S.A., Inc. to maintain the custody of the gold and silver held in the Timothy Plan Defensive Strategies Fund.

Note 2  |  Security Valuation and Fair Value Measurements

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

VALUATION OF FUND OF FUNDS

A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the Board of Directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

OPTIONS TRANSACTIONS –The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

Each Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When the Funds write a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Call options are purchased to hedge against an increase in the value of securities held in a Fund’s portfolio. If such an increase occurs, the call options will permit the Fund to purchase the securities underlying such options at the exercise price, not at the current market price. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized

Notes to Financial Statements

March 31, 2016 (Unaudited) (Continued)

Timothy Plan Family of Funds

by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

For the six-months ended March 31, 2016, The Timothy Plan Defensive Strategies Fund had net unrealized depreciation of $138,072, on purchased options subject to equity price risk and this unrealized depreciation amount is included in the line items marked “Net change in unrealized appreciation (depreciation) on options purchased” on the Statement of Operations.

The changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

The Trust utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

●Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

●Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Each Fund generally determines the total value of each class of its shares by using market prices for the securities comprising its portfolio. Equity securities, including common stock, ADRs, REITs, MLPs, ETFs and warrants are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor or Sub-Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Equity securities traded on inactive markets or valued by reference to similar instruments are categorized as a Level 2. When market quotations are not readily available, when the Advisor or Sub-Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor or Sub-Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will generally be categorized as Level 3 securities.

Investments in commodities are valued at the spot rate at 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, restricted corporate bonds, asset-backed securities, mortgage-backed securities, U.S. government securities, U.S. government agency securities and treasury inflation protected securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor or Sub-Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor or Sub-Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor or Sub-Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) may be valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

The Board has delegated to the Advisor and/or Sub-Advisors responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Advisor or Sub-Advisor will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The Advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Board has adopted written policies and procedures to guide the Advisor and Sub-Advisors with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

Notes to Financial Statements

March 31, 2016 (Unaudited) (Continued)

Timothy Plan Family of Funds

The following is a summary of the inputs used to value each Fund’s assets as of March 31, 2016:

Aggressive Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$19,630,549	$-	$-	$19,630,549
Master Limited Partnerships	614,980	-	-	614,980
Money Market Fund	3,765,289	-	-	3,765,289
Total	$24,010,818	$-	$-	$24,010,818
International Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$63,493,427	$1,776,500	$-	$65,269,927
Money Market Fund	11,463,795	-	-	11,463,795
Total	$74,957,222	$1,776,500	$-	$76,733,722
Large/Mid Cap Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$50,902,219	$-	$-	$50,902,219
Master Limited Partnerships	984,744	-	-	984,744
Money Market Fund	9,677,267	-	-	9,677,267
Total	$61,564,230	$-	$-	$61,564,230
Small Cap Value Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$74,990,395	$-	$-	$74,990,395
REITs	7,979,400	-	-	7,979,400
Money Market Fund	9,304,669	-	-	9,304,669
Total	$92,274,464	$-	$-	$92,274,464
Large/Mid Cap Value Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$131,973,391	$-	$-	$131,973,391
Master Limited Partnerships	3,193,240	-	-	3,193,240
REITs	10,027,134	-	-	10,027,134
Money Market Fund	27,735,627	-	-	27,735,627
Total	$172,929,392	$-	$-	$172,929,392
Fixed Income Fund
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$22,770,693	$-	$22,770,693
Government Notes & Bonds	-	24,777,306	-	24,777,306
Government Mortgage-Backed Securities	-	30,183,459	-	30,183,459
Money Market Fund	8,642,029	-	-	8,642,029
Total	$8,642,029	$77,731,458	$-	$86,373,487
High Yield Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$42,481,384	$-	$42,481,384
Money Market Fund	2,099,559	-	-	2,099,559
Total	$2,099,559	$42,481,384	$-	$44,580,943
Israel Common Values Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$15,592,821	$518,035	$-	$16,110,856
REITs	409,340	-	-	409,340
Money Market Fund	1,899,252	-	-	1,899,252
Total	$17,901,413	$518,035	$-	$18,419,448

Notes to Financial Statements

March 31, 2016 (Unaudited) (Continued)

Timothy Plan Family of Funds

Defensive Strategies Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$14,366,506	$-	$-	$14,366,506
REITs	14,592,867	-	-	14,592,867
Exchange Traded Funds	11,191,284	-	-	11,191,284
Government Mortgage-Backed Securities	-	1,335,059	-	1,335,059
Corporate Bonds	-	1,340,433	-	1,340,433
Treasury Inflation Protected Securities (TIPS)	-	22,635,335	-	22,635,335
Alternative Investments	9,200,251	-	-	9,200,251
Money Market Fund	7,316,398	-	-	7,316,398
Total	$56,667,306	$25,310,827	$-	$81,978,133
Strategic Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$39,586,015	$-	$-	$39,586,015
Money Market Fund	1,438,277	-	-	1,438,277
Total	$41,024,292	$-	$-	$41,024,292
Conservative Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$52,238,390	$-	$-	$52,238,390
Money Market Fund	2,405,777	-	-	2,405,777
Total	$54,644,167	$-	$-	$54,644,167
Emerging Markets Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$6,188,541	$-	$1,002	$6,189,543
Preferred Stock	741,214	-	-	741,214
REITs	442,153	-	-	442,153
Money Market Fund	402,890	-	-	402,890
Total	$7,774,798	$-	$1,002	$7,775,800
Growth & Income Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$14,990,502	$-	$-	$14,990,502
Exchange Traded Funds	1,231,920	-	-	1,231,920
Corporate Bonds	-	493,646	-	493,646
Government Notes & Bonds	-	13,476,528	-	13,476,528
Money Market Fund	5,135,174	-	-	5,135,174
Total	$21,357,596	$13,970,174	$-	$35,327,770

Refer to the Schedules of Investments for industry classifications.

During the six-months ended March 31, 2016, there were no transfers into or out of Level 1 & Level 2. The Funds’ policy is to recognize transfers at the end of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Emerging Markets Fund
Common Stock
Beginning Balance	$5,513
Change in unrealized appreciation(depreciation)	(4,511)
Ending Balance	$1,002

Notes to Financial Statements

March 31, 2016 (Unaudited) (Continued)

Timothy Plan Family of Funds

Note 3 | Purchases and Sales of Securities

The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the six-months ended March 31, 2016:

	Purchases		Sales
Fund	U.S. Gov’t Obligations	Other	U.S. Gov’t Obligations	Other
Aggressive Growth	$-	$13,991,473	$-	$6,951,401
International	-	22,038,262	-	1,740,521
Large/Mid Cap Growth	-	23,394,678	-	14,729,451
Small Cap Value	-	59,216,091	-	17,209,496
Large/Mid Cap Value	-	96,123,305	-	32,780,373
Fixed Income	9,952,334	6,211,294	3,471,793	8,025,469
High Yield Bond	-	9,078,530	-	5,036,812
Israel Common Values	-	5,420,871	-	1,295,031
Defensive Strategies	16,452,094	10,067,328	11,680,556	10,417,976
Strategic Growth *	-	11,032,225	-	4,918,262
Conservative Growth *	-	13,137,793	-	5,042,176
Emerging Markets	-	1,058,648	-	951,748
Growth & Income	4,504,451	4,138,255	4,700,000	2,608,318

 * The security transactions are purchases and sales of affiliated funds.

Note 4 | Investment Management Fee and Other Transactions with Related Parties

Timothy Partners, Ltd., (“TPL”) is the investment advisor for the Funds pursuant to an investment advisory agreement (the “Agreement”) that was renewed by the Board on February 27, 2015. TPL supervises the investment of the assets of each Fund in accordance with the objectives, policies and restrictions of the Trust. Under the terms of the Agreement, as amended, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 1.20% of the average daily net assets of the Timothy Plan Emerging Markets Fund; 1.00% of the average daily net assets of the Timothy Plan International Fund and Timothy Plan Israel Common Values Fund; 0.85% of the average daily net assets of the Timothy Plan Aggressive Growth, the Timothy Plan Small Cap Value, the Timothy Plan Large/Mid Cap Growth, the Timothy Plan Growth & Income, and the Timothy Plan Large/Mid Cap Value Funds; 0.60% of the average daily net assets of the Timothy Plan Fixed Income, the Timothy Plan High Yield Bond, and the Timothy Plan Defensive Strategies Funds; and 0.65% of the average daily net assets of the Timothy Plan Conservative Growth and the Timothy Plan Strategic Growth Funds. TPL has voluntarily agreed to reduce the fee it receives from the Emerging Markets Fund to 1.15%; from the International Fund to 0.95%; from the Small Cap Value Fund, the Large/Mid Cap Growth Fund, the Growth & Income Fund, and the Large/Mid Cap Value Fund to 0.80%; from the Aggressive Growth Fund to 0.75%; from the High Yield Bond Fund and the Defensive Strategies Fund to 0.55%; and from the Fixed Income Fund to 0.40%. Such voluntary fee reductions/reimbursements may be authorized by TPL at any time, but such action shall not obligate TPL to waive any fees in the near future. Such voluntary fee reductions/reimbursements are not subject to future recoupment. An officer and trustee of the Funds is also an officer and owner of the Advisor.

For the six-months ended March 31, 2016, TPL waived and reimbursed the Funds as follows:

Fund	Six-Months Ended March 31, 2016
Aggressive Growth Fund	$10,864
International Fund	17,540
Large/Mid Cap Growth Fund	15,759
Small Cap Value Fund	21,553
Large/Mid Cap Value Fund	40,885
Fixed Income Fund	79,007
High Yield Bond Fund	10,932
Defensive Strategies Fund	20,782
Emerging Markets Fund	1,803
Growth & Income Fund	8,242

Notes to Financial Statements

March 31, 2016 (Unaudited) (Continued)

Timothy Plan Family of Funds

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Fees are billed monthly as follows:

Fund Accounting and Fund Administration Fees:

Fund Complex Base annual fee:

25 basis points (0.25%) on the first $200 million of net assets

15 basis points (0.15%) on the next $200 million of net assets;

8 basis points (0.08%) on the next $600 million of net assets; and

6 basis points (0.06%) on net assets greater than $1 billion.

Transfer agency fees for the Funds are combined with the Fund Accounting and Fund Administration fees under the Trust’s agreement with GFS. Therefore, there is no separate base annual fee per Fund or share class.

An officer of the Trust is also an employee of GFS, and is not paid any fees directly by the Trust for serving in such capacity.

The Timothy Plan Aggressive Growth, Timothy Plan International, Timothy Plan Large/Mid Cap Growth, Timothy Plan Small Cap Value, Timothy Plan Large/Mid Cap Value, Timothy Plan Fixed Income, Timothy Plan High Yield Bond, Timothy Plan Defensive Strategies, Timothy Plan Israel Common Values, Timothy Plan Emerging Markets, and Timothy Plan Growth & Income Funds have adopted shareholder services plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Funds will pay TPL or others for expenses that relate to the promotion or distribution of shares. Under the Class A Plan, the Funds will pay TPL a fee at an annual rate of 0.25%, payable monthly, of the average daily net assets attributable to such class of shares. Under the Class C Plan, the Funds will pay TPL a fee at an annual rate of 1.00%, payable monthly, of which, 0.25% may be a service fee and 0.75% may be payable to outside broker/dealers, of the average daily net assets attributable to such class of shares. Class I shares are not subject to the shareholder services plan.

The Timothy Plan Conservative Growth and Timothy Plan Strategic Growth Funds have adopted shareholder services plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Funds will pay TPL or others for expenses that relate to the promotion or distribution of shares. Class A shares of the Funds do not impose a service fee. Under the Class C Plan, the Funds will pay TPL a fee at an annual rate of 0.75%, payable monthly to outside broker/dealers, of the average daily net assets attributable to such class of shares.

For the six-months ended March 31, 2016, the Funds paid TPL under the terms of the Plans as follows:

Fund	12b-1 Fees
Six-Months Ended March 31, 2016
Aggressive Growth	$39,618
International	102,528
Large/Mid Cap Growth	102,821
Small Cap Value	139,906
Large/Mid Cap Value	270,223
Fixed Income	131,118
High Yield Bond	62,838
Israel Common Values	32,740
Defensive Strategies	153,725
Strategic Growth	28,145
Conservative Growth	39,861
Emerging Markets	10,814
Growth & Income	51,552

Notes to Financial Statements

March 31, 2016 (Unaudited) (Continued)

Timothy Plan Family of Funds

TPL also serves as the principal underwriter of the Funds’ shares. An officer and trustee of the Funds is also an officer of the principal underwriter. For the six-months ended March 31, 2016, TPL received sales charges deducted from the proceeds of sales of Class A capital shares and CDSC fees deducted from the redemption of Class C capital shares as follows:

Fund	(Class A)	(Class C)
Aggressive Growth	$4,910	$222
International	9,129	36
Large/Mid Cap Growth	16,907	333
Small Cap Value	13,970	518
Large/Mid Cap Value	37,938	844
Fixed Income	21,886	589
High Yield Bond	9,587	69
Israel Common Values	6,001	554
Defensive Strategies	8,704	816
Strategic Growth	9,450	6,203
Conservative Growth	10,813	1,225
Emerging Markets	1,004	93
Growth & Income	7,887	290

Note 5 | Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates the presumption of control of the Fund under Section 2(a) 9 of the Investment Company Act of 1940. At March 31, 2016, there were no shareholders with ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund.

Certain Timothy Plan Funds own shares of other Timothy Plan Funds. U.S. Bank, N.A., custodian of the Timothy Plan Funds, holds these shares in omnibus accounts, some of which are controlled by National Financial Services, Inc. The following shows the percentage of each Timothy Plan Fund that is held by U.S. Bank, N.A., as custodian of the Timothy Plan Funds. These accounts can be considered affiliated to the Timothy Plan.

Aggressive Growth	16.09%
International	24.21%
Large/Mid Cap Growth	15.69%
Small Cap Value	6.99%
Large/Mid Cap Value	6.00%
Fixed Income	28.89%
High Yield Bond	20.18%
Israel Common Values	25.14%
Defensive Strategies	37.85%
Emerging Markets	47.67%
Growth & Income	45.59%

Note 6 | Underlying Investment in Other Investment Companies

The Funds’ transactions with affiliates represent holdings for which the respective Fund and the underlying investee fund have the same investment advisor or where the investee fund’s investment advisor is under common control with Fund’s investment advisor.

The Timothy Plan Strategic Growth Fund and Conservative Growth had the following transactions during the six-months ended March 31, 2016, with affiliates:

Strategic Growth		Share Activity			Six-Months Ended March 31, 2016
Fund	Balance September 30, 2015	Purchases	Sales	Balance March 31, 2016	Fair Value	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares*
Aggressive Growth	$165,336	$115,388	$62,032	$218,692	$1,443,370	$259,020	$(27,025)
International	499,340	276,860	61,949	714,251	5,935,428	72,378	(29,529)
Large/Mid Cap Growth	481,390	92,848	81,381	492,857	3,504,212	397,257	50,366
Small Cap Value	85,967	57,268	14,519	128,716	1,960,340	176,740	22,393
Large/Mid Cap Value	205,646	59,348	41,446	223,548	3,697,478	489,830	177,307
Fixed Income	-	299,644	-	299,644	3,089,333	19,088	-
High Yield Bond	404,090	42,930	65,671	381,349	3,268,162	75,159	(83,317)
Israel Common Values	99,387	28,348	2,927	124,808	1,451,518	-	3,881
Defensive Strategies	990,321	25,339	154,242	861,418	9,389,460	-	(276,703)
Emerging Markets	210,790	16,339	43,314	183,815	1,340,011	-	(135,708)
Growth & Income	358,960	83,256	14,635	427,581	4,506,703	-	3,642

Notes to Financial Statements

March 31, 2016 (Unaudited) (Continued)

Timothy Plan Family of Funds

Conservative Growth		Share Activity			Six-Months Ended March 31, 2016
Fund	Balance September 30, 2015	Purchases	Sales	Balance March 31, 2016	Fair Value	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares*
Aggressive Growth	$69,825	$118,166	$21,010	$166,981	$1,102,076	$147,907	$(25,889)
International	400,241	434,236	77,639	756,838	6,289,322	73,626	(92,201)
Large/Mid Cap Growth	329,289	129,192	51,754	406,727	2,891,831	296,310	12,966
Small Cap Value	100,786	76,566	23,499	153,853	2,343,173	215,719	(27,992)
Large/Mid Cap Value	156,307	56,753	22,236	190,824	3,156,228	379,594	51,930
Fixed Income	1,228,596	176,053	70,123	1,334,526	13,758,965	118,357	(36,438)
High Yield Bond	292,856	42,334	16,737	318,453	2,729,140	59,155	(13,544)
Israel Common Values	98,855	50,831	6,741	142,945	1,662,454	-	12,322
Defensive Strategies	1,192,998	18,643	185,794	1,025,847	11,181,729	-	213,456
Emerging Markets	133,123	44,535	26,508	151,150	1,101,881	-	(72,608)
Growth & Income	382,086	195,769	6,547	571,308	6,021,591	-	4,889
*Includes capital gain distributions from affiliated funds

Note 7 | Underlying Investment in Other Investment Companies

The Timothy Plan Conservative Growth Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the Timothy Plan Fixed Income Fund. The Fund may redeem their investments from the Investments at any time if the Advisor determines that it is in the best interest of the Funds and their shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Investments. The annual reports of the Timothy Plan Fixed Income Fund, along with the reports of the independent registered public accounting firm are included in the Investments’ N-CSR filing dated September 30, 2015, at ‘www.sec.gov’. As of March 31, 2016, the percentage of the Fund’s net assets invested in the Investments was 25.2%.

Note 8 | Distributions to Shareholders and Tax Components of Capital

The tax character of distributions paid during the fiscal year ended September 30, 2015 and the fiscal year ended September 30, 2014 were as follows:

	Aggressive Growth Fund	International Fund *	Large/Mid Cap Growth Fund	Small Cap Value Fund

Year ended September 30, 2015
Ordinary Income	$266,245	$-	$1,410,928	$4,374,626
Long-term Capital Gains	2,463,722	-	5,365,024	10,475,017
Return of Capital	-	-	-	-

	$2,729,967	$-	$6,775,952	$14,849,643

Year ended September 30, 2014
Ordinary Income	$-	$1,012,067	$2,876,614	$3,326,167
Long-term Capital Gains	1,247,804	-	2,470,222	4,215,693
Return of Capital	-	-	-	-

	$1,247,804	$1,012,067	$5,346,836	$7,541,860

Notes to Financial Statements

March 31, 2016 (Unaudited) (Continued)

Timothy Plan Family of Funds

	Large/Mid Cap Value Fund	Fixed Income Fund	High Yield Bond Fund	Israel Common Values Fund *	Defensive Strategies Fund

Year ended September 30, 2015
Ordinary Income	$1,359,637	$1,804,410	$1,905,547	$-	$399,307
Long-term Capital Gains	13,476,114	160,551	-	-	289,636
Return of Capital	-	-	-	-	-

	$14,835,751	$1,964,961	$1,905,547	$-	$688,943

Year ended September 30, 2014
Ordinary Income	$575,850	$1,715,115	$1,928,998	$683,503	$375,871
Long-term Capital Gains	9,110,156	166,274	-	8,066	-
Return of Capital	-	-	-	-	-

	$9,686,006	$1,881,389	$1,928,998	$691,569	$375,871

	Strategic Growth Fund	Conservative Growth Fund	Emerging Markets Fund *	Growth & Income Fund

Year ended September 30, 2015
Ordinary Income	$535,578	$449,136	$216,184	$792
Long-term Capital Gains	-	1,808,134	538,346	25,865
Return of Capital	-	-	-	-

	$535,578	$2,257,270	$754,530	$26,657

Year ended September 30, 2014
Ordinary Income	$35,399	$207,808	$363,300	$-
Long-term Capital Gains	-	-	-	-
Return of Capital	-	-	-	-

	$35,399	$207,808	$363,300	$-

* The difference between ordinary distributions paid from book and ordinary distributions paid from tax relates to allowable foreign tax credits of $186,200 and $56,302 for the fiscal six-months ended September 30, 2014 for the International Fund and Israel Common Values Fund, respectively, and $32,144 and $28,397 for fiscal years ended September 30, 2015 and September 30, 2014, respectively, for the Emerging Markets Fund which have been passed through to the Funds’ underlying shareholders.

As of September 30, 2015, the components of distributable earnings on a tax basis were as follows:

	Aggressive Growth Fund	International Fund	Large/Mid Cap Growth Fund	Small Cap Value Fund

Undistributed Ordinary Income	$78,558	$719,367	$84,166	$-
Long-Term Capital Gains	3,036,153	-	6,428,199	8,063,971
Capital Loss Carry Forward	-	(13,943,870)	-	-
Post October and Other Losses	-	(2,515,667)	-	(365,416)
Unrealized Appreciation (Depreciation)	(1,073,081)	5,721,053	1,120,603	(802,154)

	$2,041,630	$(10,019,117)	$7,632,968	$6,896,401

	Large/Mid Cap Value Fund	Fixed Income Fund	High Yield Bond Fund	Israel Common Values Fund

Undistributed Ordinary Income	$-	$58,688	$74,267	$-
Long-Term Capital Gains	19,428,579	-	-	-
Capital Loss Carry Forward	-	-	(776,982)	(235,646)
Post October and Other Losses	(372,604)	(261,835)	(915,954)	(888,575)
Unrealized Appreciation (Depreciation)	16,139,839	302,018	(2,973,931)	980,929

	$35,195,814	$98,871	$(4,592,600)	$(143,292)

	Defensive Strategies Fund	Strategic Growth Fund	Conservative Growth Fund	Emerging Markets Fund

Undistributed Ordinary Income	$-	$111,242	$234,612	$-
Long-Term Capital Gains	-	-	3,321,111	-
Capital Loss Carry Forward	-	(1,584,086)	-	-
Post October and Other Losses	(122,448)	-	-	(864,921)
Unrealized Appreciation (Depreciation)	(4,693,859)	(1,549,038)	(2,431,750)	(3,762,047)

	$(4,816,307)	$(3,021,882)	$1,123,973	$(4,626,968)

	Growth & Income Fund

Undistributed Ordinary Income	$-
Long-Term Capital Gains	-
Capital Loss Carry Forward	-
Post October and Other Losses	(971,507)
Unrealized Appreciation (Depreciation)	847,266

	$(124,241)

Notes to Financial Statements

March 31, 2016 (Unaudited) (Continued)

Timothy Plan Family of Funds

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gain (loss) from investments are primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies, and open 1256 contracts, and adjustments for grantor trusts, partnerships, Treasury Inflation Protected Securities, and C-Corporation return of capital distributions. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency losses of $24, $841, $4, $2,732 and $11,037 for the International Fund, Large/Mid Cap Value, Israel Common Values, Defensive Strategies Fund and Emerging Markets Fund, respectively.

Note 9  |  Capital Loss Carryforwards, Post October and Other Losses

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows.

Fund	Late Year Losses
Small Cap Value Fund	$365,416
Large/Mid Cap Value Fund	372,604
Israel Common Values Fund	114,801
Emerging Markets Fund	42,375

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Fund	Late Year Losses
International Fund	$2,515,667
Fixed Income Fund	261,835
High Yield Bond Fund	915,954
Israel Common Values Fund	773,774
Defensive Strategies Fund	122,448
Emerging Markets Fund	822,546
Growth & Income Fund	971,507

At September 30, 2016, the following capital loss carryforwards are available to offset future capital gains.

	Capital Loss Carry Forward		Year	CLCF
Fund	Short-Term	Long-Term	Expiring	Utilized

International Fund	$2,868,555	$-	2016	$-
	8,833,573	-	2017	-
	592,985	-	2018	-
	844,129	-	2019	-
	567,723	236,905	Unlimited
High Yield Bond Fund	776,982	-	2017	-
Strategic Growth Fund	1,584,086	-	2019	4,230,159
Israel Common Values Fund	235,646	-	Unlimited

To the extent these loss carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

Note 10  |  ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)”, modifying ASC 946 “Financial Services – Investment Companies”. Under the modifications, investments in affiliated and private investment funds valued at Net Asset Value are no longer included in the fair value hierarchy disclosed in Footnote 2. ASU 2015-07 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-07 and its impact on financial statement disclosures.

Note 11  |  SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements

Board Annual Approval/Renewals of Advisory and Sub-Advisory Agreements (Unaudited)

Timothy Partners, Ltd; Investment Advisor to all Funds.

The continuance of the Investment Advisory Agreement (the “IA Agreement”) on behalf of each series of the Trust between the Trust and Timothy Partners, Ltd. (“TPL”) was last approved by the Board of Trustees (“the Board”), including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the Agreement, at an in-person meeting held on February 26, 2016. The Trust’s Board considered, among others, the factors described below prior to approving the Agreement.

Notes to Financial Statements

March 31, 2016 (Unaudited) (Continued)

Timothy Plan Family of Funds

The Trustees, including the Independent Trustees, noted the Advisor’s experience in incorporating and implementing the unique, biblically-based management style that is a stated objective as set forth in the Funds’ prospectus.

To further assist the Board in making its determination as to whether the IA Agreement should be renewed, the Board requested and received the following information: a description of TPL’s business and any personnel changes, a description of the compensation received by TPL from the Funds, information relating to the Advisor’s compliance and operational policies and procedures, and a description of any material legal proceedings or securities enforcement proceedings regarding TPL or its personnel (there were none of either). In addition, the Board requested and received financial statements of TPL for its fiscal six-months ended December 31, 2015.

The Board also received a report from TPL relating to the fees charged by TPL, both as an aggregate and in relation to fees charged by other advisors to similar funds. The materials prepared by TPL were provided to the Board in advance of the meeting. The Board considered the fees charged by TPL in light of the services provided to the Funds by TPL, the unique nature of the Funds and their moral screening requirements, which are maintained by TPL, and TPL’s role as a manager of managers. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by TPL were fair and reasonable in light of the services provided to the Funds.

The Board also discussed the nature, extent and quality of TPL’s services to the Funds. In particular, the Board noted with approval TPL’s commitment to maintaining certain targeted expense ratios for the Funds, its efforts in providing comprehensive and consistent moral screens to the investment managers, its efforts in maintaining appropriate oversight of the investment managers to each Fund, and its efforts to maintain ongoing regulatory compliance for the Funds. The Board also discussed TPL’s current fee structure and whether such structure would allow the Funds to realize economies of scale as they grow. The Board next considered the investment performance of each Fund and the Advisor’s performance in monitoring the investment managers of the underlying Funds. The Board generally approved of each Fund’s performance, noting that the Funds invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that the investment managers of each Fund did not succumb to “style drift” in their management of each Fund’s assets, and that each Fund was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval the Advisor’s ongoing efforts to maintain such consistent investment discipline. The Board also noted with approval that the Advisor’s business was devoted exclusively to serving the Funds, and that the Advisor did not realize any ancillary benefits or profits deriving from its relationship with the Funds. The Board further noted with approval the Advisor’s past activities on monitoring the performance of the underlying Funds’ various investment managers and the promptness and efficiency with which problems were brought to the Board’s attention and responsible remedies offered and executed. After careful discussion and consideration, the Board, including the separate concurrence of the independent Trustees, unanimously cast an affirmative vote, and determined that the renewal of the IA Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the IA Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the IA Agreement renewal.

Barrow, Hanley, Mewhinney & Strauss; Sub-Advisor for the Fixed Income Fund, High Yield Bond Fund, and Defensive Strategies Fund TIPS sleeve.

The Sub-Advisory Agreement between the Trust, TPL and Barrow, Hanley, Mewhinney & Strauss (“BHM&S”), on behalf of the Timothy Plan Fixed Income, High Yield Bond and Defensive Strategies TIPS sleeve Funds, was last renewed by the Board at a meeting held for that purpose, among others, on February 26, 2016. The Board considered the following factors in arriving at its conclusions to renew the BHM&S Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by BHM&S in light of the services provided by BHM&S. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by BHM&S and paid out of the fees received by TPL were fair and reasonable in light of the services provided by BHM&S. In reaching that determination, the Board relied on reports describing the fees paid to BHM&S and comparing those fees against fees paid to other investment advisors operating under similar circumstances. Next, the Board discussed the nature, extent and quality of BHM&S’s services to each Fund, including the investment performance of the Funds under BHM&S’s investment management. The Board generally approved of BHM&S’s performance, noting that the Funds managed by BHM&S invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that BHM&S did not succumb to “style drift” in its management of each Fund’s assets, and that BHM&S was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval BHM&S’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether BHM&S’s current fee structure would allow the Funds to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the BHM&S Sub-Advisory Agreement because BHM&S was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the BHM&S Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the BHM&S Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the BHM&S Sub-Advisory Agreement renewal.

Westwood Management Corporation; Sub-Advisor to the Large/Mid Cap Value and the Small Cap Value Funds.

The Sub-Advisory Agreement between the Trust, TPL and Westwood Management Corporation (“Westwood”), on behalf of the Timothy Plan Small Cap Value and Large/Mid Cap Value Funds, was last renewed by the Board at a meeting held for that purpose, among others, on February 26, 2016. The Board considered the following factors in arriving at its conclusions to renew the Westwood Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Westwood in light of the services provided by Westwood. After full and careful consideration, the

Notes to Financial Statements

March 31, 2016 (Unaudited) (Continued)

Timothy Plan Family of Funds

Board, with the independent trustees separately concurring, agreed that the fees charged by Westwood and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Westwood. In reaching that determination, the Board relied on reports describing the fees paid to Westwood and comparing those fees against fees paid to other investment advisors operating under similar circumstances. Next, the Board discussed the nature, extent and quality of Westwood’s services to each Fund, including the investment performance of the Funds under Westwood’s investment management. The Board generally approved of Westwood’s performance, noting that the Funds managed by Westwood invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Westwood did not succumb to “style drift” in its management of each Fund’s assets, and that Westwood was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Westwood’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Westwood’s current fee structure would allow the Funds to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the Westwood Sub-Advisory Agreement because Westwood was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Westwood Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the Westwood Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Westwood Sub-Advisory Agreement renewal.

Chartwell Investment Partners; Sub-Advisor to the Aggressive Growth and Large/Mid Cap Growth Funds.

The Sub-Advisory Agreement between the Trust, TPL and Chartwell Investment Partners (“Chartwell”), on behalf of the Timothy Plan Aggressive Growth and Large/Mid Cap Growth Funds, was last renewed by the Board at a meeting held for that purpose, among others, on February 26, 2016. The Board considered the following factors in arriving at its conclusions to renew the Chartwell Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Chartwell in light of the services provided by Chartwell. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Chartwell and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Chartwell. In reaching that determination, the Board relied on reports describing the fees paid to Chartwell and comparing those fees against fees paid to other investment advisors operating under similar circumstances. Next, the Board discussed the nature, extent and quality of Chartwell’s services to each Fund, including the investment performance of the Funds under Chartwell’s investment management. The Board generally approved of Chartwell’s performance, noting that the Funds managed by Chartwell invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Chartwell did not succumb to “style drift” in its management of each Fund’s assets, and that Chartwell was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Chartwell’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Chartwell’s current fee structure would allow the Funds to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the Chartwell Sub-Advisory Agreement because Chartwell was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Chartwell Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the Chartwell Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Chartwell Sub-Advisory Agreement renewal.

Eagle Global Advisors; Sub-Advisor to the International Fund and Israel Common Values Fund.

The Sub-Advisory Agreement between the Trust, TPL and Eagle Global Advisors (“Eagle”), on behalf of the Timothy Plan International Fund and Israel Common Values Fund, was last renewed by the Board at a meeting held for that purpose, among others, on February 26, 2016. The Board considered the following factors in arriving at its conclusions to renew the Eagle Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Eagle in light of the services provided by Eagle. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Eagle and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Eagle. In reaching that determination, the Board relied on reports describing the fees paid to Eagle and comparing those fees against fees paid to other investment advisors operating under similar circumstances. Next, the Board discussed the nature, extent and quality of Eagle’s services to the Funds, including the investment performance of the Funds under Eagle’s investment management. The Board generally approved of Eagle’s performance, noting that the Funds managed by Eagle invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Eagle did not succumb to “style drift” in its management of the Funds’ assets, and that Eagle was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Eagle’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Eagle’s current fee structure would allow the Funds to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the Eagle Sub-Advisory Agreement because Eagle was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Eagle Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the Eagle Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Eagle Sub-Advisory Agreement renewal.

Brandes Investment Partners; Sub-Advisor to the Emerging Markets Fund.

The Sub-Advisory Agreement between the Trust, TPL and Brandes Investment Partners (“Brandes”), on behalf of the Timothy Plan Emerging Markets Fund, was last renewed by the Board at a meeting held for that purpose, among others, on February 26, 2016. The Board considered the following

Notes to Financial Statements

March 31, 2016 (Unaudited) (Continued)

Timothy Plan Family of Funds

factors in arriving at its conclusions to renew the Brandes Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Brandes in light of the services provided by Brandes. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Brandes and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Brandes. In reaching that determination, the Board relied on reports describing the fees paid to Brandes and comparing those fees against fees paid to other investment advisors operating under similar circumstances. Next, the Board discussed the nature, extent and quality of Brandes’s services to the Fund, including the investment performance of the Fund under Brandes’s investment management. The Board generally approved of Brandes’s performance, noting that the Fund managed by Brandes invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Brandes did not succumb to “style drift” in its management of the Funds’ assets, and that Brandes was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Brandes’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Brandes’s current fee structure would allow the Fund to realize economies of scale as it grows. The Board decided that this particular factor was moot with respect to the Brandes Sub-Advisory Agreement because Brandes was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Brandes Sub-Advisory Agreement for another one-year period would be in the best interests of the Fund’s shareholders. In approving the renewal of the Brandes Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Brandes Sub-Advisory Agreement renewal.

Delaware Management Company; Sub-Advisor to the Defensive Strategies Fund REITs sleeve.

The Sub-Advisory Agreement between the Trust, TPL and Delaware Management Company (“Delaware”), on behalf of the Timothy Plan Defensive Strategies Fund REITs sleeve, was last renewed by the Board at a meeting held for that purpose, among others, on February 26, 2016. The Board considered the following factors in arriving at its conclusions to renew the Delaware Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Delaware in light of the services provided by Delaware. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Delaware and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Delaware. In reaching that determination, the Board relied on reports describing the fees paid to Delaware and comparing those fees against fees paid to other investment advisors operating under similar circumstances. Next, the Board discussed the nature, extent and quality of Delaware’s services to the Fund, including the investment performance of the Fund under Delaware’s investment management. The Board generally approved of Delaware’s performance, noting that the Fund managed by Delaware invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Delaware did not succumb to “style drift” in its management of the Fund’s assets, and that Delaware was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Delaware’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Delaware’s current fee structure would allow the Fund to realize economies of scale as it grows. The Board decided that this particular factor was moot with respect to the Delaware Sub-Advisory Agreement because Delaware was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Delaware Sub-Advisory Agreement for another one-year period would be in the best interests of the Fund’s shareholders. In approving the renewal of the Delaware Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Delaware Sub-Advisory Agreement renewal.

CoreCommodity Management, LLC; Sub-Advisor to the Defensive Strategies Fund commodities sleeve.

The Sub-Advisory Agreement between the Trust, TPL and CoreCommodity Management, LLC (“Core”), on behalf of the Timothy Plan Defensive Strategies Fund commodity sleeve, was last renewed by the Board at a meeting held for that purpose, among others, on February 26, 2016. The Board considered the following factors in arriving at its conclusions to renew the Core Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Core in light of the services provided by Core. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Core and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Core. In reaching that determination, the Board relied on reports describing the fees paid to Core and comparing those fees against fees paid to other investment advisors operating under similar circumstances. Next, the Board discussed the nature, extent and quality of Core’s services to the Fund, including the investment performance of the Fund under Core’s investment management. The Board generally approved of Core’s performance, noting that the Fund managed by Core invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Core did not succumb to “style drift” in its management of the Fund’s assets, and that Core was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Core’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Core’s current fee structure would allow the Fund to realize economies of scale as it grows. The Board decided that this particular factor was moot with respect to the Core Sub-Advisory Agreement because Core was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Core Sub-Advisory Agreement for another one-year period would be in the best interests of the Fund’s shareholders. In approving the renewal of the Core Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Core Sub-Advisory Agreement renewal.

Notes to Financial Statements

March 31, 2016 (Unaudited) (Continued)

Timothy Plan Family of Funds

James Investment Research, Inc; Sub-Advisor to the Growth and Income Fund.

The Sub-Advisory Agreement between the Trust, TPL and James Investment Research, Inc. (“James”), on behalf of the Timothy Plan Growth and Income Fund, was last renewed by the Board at a meeting held for that purpose, among others, on February 26, 2016. The Board considered the following factors in arriving at its conclusions to renew the James Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by James in light of the services provided by James. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by James and paid out of the fees received by TPL were fair and reasonable in light of the services provided by James. In reaching that determination, the Board relied on reports describing the fees paid to James and comparing those fees against fees paid to other investment advisors operating under similar circumstances. Next, the Board discussed the nature, extent and quality of James’s services to the Fund, including the investment performance of the Fund under James’s investment management. The Board generally approved of James’s performance, noting that the Fund managed by James invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that James did not succumb to “style drift” in its management of the Fund’s assets, and that James was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval James’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether James’s current fee structure would allow the Fund to realize economies of scale as it grows. The Board decided that this particular factor was moot with respect to the James Sub-Advisory Agreement because James was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the James Sub-Advisory Agreement for another one-year period would be in the best interests of the Fund’s shareholders. In approving the renewal of the James Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the James Sub-Advisory Agreement renewal.

Expense Examples – (Unaudited)

March 31, 2016

As a shareholder of a Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs”, (in dollars) of investing in each Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of October 1, 2015, through March 31, 2016.

Actual Expenses

The first line of the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

AGGRESSIVE GROWTH FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2015	3/31/2016	10/1/2015 through 3/31/2016

Actual - Class A *	$1,000.00	$957.80	$7.83

Hypothetical - Class A **	$1,000.00	$1,017.00	$8.07

Actual - Class C *	$1,000.00	$955.20	$11.49

Hypothetical - Class C **	$1,000.00	$1,013.25	$11.83

Actual - Class I *	$1,000.00	$959.30	$6.61

Hypothetical - Class I **	$1,000.00	$1,018.25	$6.81

*

Expenses are equal to the Fund’s annualized expense ratio of 1.60% for Class A, 2.35% for Class C and 1.35% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the partial year period). The Aggressive Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of (4.22)% for Class A,(4.48)% for Class C and (4.07)% for Class I for the period of October 1, 2015, to March 31, 2016.

**	Assumes a 5% return before expenses.

INTERNATIONAL FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2015	3/31/2016	10/1/2015 through 3/31/2016

Actual - Class A *	$1,000.00	$992.20	$7.57

Hypothetical - Class A **	$1,000.00	$1,017.40	$7.67

Actual - Class C *	$1,000.00	$987.60	$11.33

Hypothetical - Class C **	$1,000.00	$1,013.60	$11.48

Actual - Class I *	$1,000.00	$1,018.60	$6.38

Hypothetical - Class I **	$1,000.00	$1,013.60	$6.46

*

Expenses are equal to the Fund’s annualized expense ratio of 1.52% for Class A, 2.28% for Class C and 1.28% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the partial year period). The International Fund’s ending account value on the first line of each share class in the table is based on its actual total return of (0.78)% for Class A, (1.24)% for Class C, and (0.67)% for Class I for the period of October 1, 2015, to March 31, 2016.

**	Assumes a 5% return before expenses.

Expense Examples – (Unaudited)(Continued)

March 31, 2016

LARGE/MID CAP GROWTH FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2015	3/31/2016	10/1/2015 through 3/31/2016

Actual - Class A *	$1,000.00	$1,016.40	$ 7.51

Hypothetical - Class A **	$1,000.00	$1,017.55	$ 7.52

Actual - Class C *	$1,000.00	$1,014.50	$11.28

Hypothetical - Class C **	$1,000.00	$1,013.80	$11.28

Actual - Class I *	$1,000.00	$1,019.00	$ 6.31

Hypothetical - Class I **	$1,000.00	$1,018.75	$ 6.31

*

Expenses are equal to the Fund’s annualized expense ratio of 1.49% for Class A, 2.24% for Class C and 1.25% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the partial year period). The Large/Mid Cap Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 1.64% for Class A, 1.45% for Class C, and 1.90% for Class I for the period of October 1, 2015, to March 31, 2016.

**	Assumes a 5% return before expenses.

SMALL CAP VALUE FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2015	3/31/2016	10/1/2015 through 3/31/2016

Actual - Class A *	$1,000.00	$986.30	$6.60

Hypothetical - Class A **	$1,000.00	$1,018.35	$6.71

Actual - Class C *	$1,000.00	$982.40	$10.31

Hypothetical - Class C **	$1,000.00	$1,014.60	$10.48

Actual - Class I *	$1,000.00	$987.60	$5.47

Hypothetical - Class I **	$1,000.00	$1,019.50	$5.55

*

Expenses are equal to the Fund’s annualized expense ratio of 1.33% for Class A, 2.08% for Class C, and 1.10% for Class I which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the partial year period). The Small Cap Value Fund’s ending account value on the first line of each share class in the table is based on its actual total return of(1.37)% for Class A, (1.76)% for Class C and (1.24)% for the period of October 1, 2015, to March 31, 2016.

**	Assumes a 5% return before expenses.

LARGE/MID CAP VALUE FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2015	3/31/2016	10/1/2015 through 3/31/2016

Actual - Class A *	$1,000.00	$1,026.20	$6.89

Hypothetical - Class A **	$1,000.00	$1,018.20	$6.86

Actual - Class C *	$1,000.00	$1,023.20	$10.67

Hypothetical - Class C **	$1,000.00	$1,014.45	$10.63

Actual - Class I *	$1,000.00	$1,028.40	$5.73

Hypothetical - Class I **	$1,000.00	$1,019.35	$5.70

*

Expenses are equal to the Fund’s annualized expense ratio of 1.36% for Class A, 2.11% for Class C, and 1.13% for Class I which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the partial year period). The Large/Mid Cap Value Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 2.62% for Class A, 2.32% for Class C, and 2.84% for Class I for the period of October 1, 2015, to March 31, 2016.

**	Assumes a 5% return before expenses.

Expense Examples – (Unaudited)(Continued)

March 31, 2016

FIXED INCOME FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2015	3/31/2016	10/1/2015 through 3/31/2016

Actual - Class A *	$1,000.00	$1,012.60	$5.13

Hypothetical - Class A **	$1,000.00	$1,019.90	$5.15

Actual - Class C *	$1,000.00	$1,007.50	$8.88

Hypothetical - Class C **	$1,000.00	$1,016.15	$8.92

Actual - Class I *	$1,000.00	$1,014.50	$3.63

Hypothetical - Class I **	$1,000.00	$1,021.40	$3.64

*

Expenses are equal to the Fund’s annualized expense ratio of 1.02% for Class A, 1.77% for Class C, and 0.72% for Class I which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the partial year period). The Fixed Income Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 1.26% for Class A, 0.75% for Class C, and 1.45% for Class I for the period of October 1, 2015, to March 31, 2016.

**	Assumes a 5% return before expenses.

HIGH YIELD BOND FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2015	3/31/2016	10/1/2016 through 3/31/2016

Actual - Class A *	$1,000.00	$1,013.90	$5.74

Hypothetical - Class A **	$1,000.00	$1,019.30	$5.76

Actual - Class C *	$1,000.00	$1,010.40	$9.50

Hypothetical - Class C **	$1,000.00	$1,015.55	$9.52

Actual - Class I *	$1,000.00	$1,015.60	$4.18

Hypothetical - Class I **	$1,000.00	$1,020.85	$4.19

*

Expenses are equal to the Fund’s annualized expense ratio of 1.14% for Class A, 1.89% for Class C, and 0.83% for Class I which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the partial year period). The High Yield Bond Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 1.39% for Class A, 1.04% for Class C, and 1.56% for Class I for the period of October 1, 2015, to March 31, 2016.

**	Assumes a 5% return before expenses.

DEFENSIVE STRATEGIES FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2015	3/31/2016	10/1/2015 through 3/31/2016

Actual - Class A *	$1,000.00	$1,034.20	$6.00

Hypothetical - Class A **	$1,000.00	$1,019.10	$5.96

Actual - Class C *	$1,000.00	$1,031.30	$9.75

Hypothetical - Class C **	$1,000.00	$1,015.40	$9.67

Actual - Class I *	$1,000.00	$1,036.10	$5.09

Hypothetical - Class I **	$1,000.00	$1,020.00	$5.05

*

Expenses are equal to the Fund’s annualized expense ratio of 1.18% for Class A, 1.92% for Class C and 1.00% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the partial year period). The Defensive Strategies Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 3.42% for Class A, 3.13% for Class C and 3.61% for Class I for the period of October 1, 2015, to March 31, 2016.

**	Assumes a 5% return before expenses.

Expense Examples – (Unaudited)(Continued)

March 31, 2016

STRATEGIC GROWTH FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2015	3/31/2016	10/1/2015 through 3/31/2016

Actual - Class A *	$1,000.00	$1,003.40	$5.26

Hypothetical - Class A **	$1,000.00	$1,019.75	$5.30

Actual - Class C *	$1,000.00	$ 998.70	$8.99

Hypothetical - Class C **	$1,000.00	$1,016.00	$9.07

*

Expenses are equal to the Fund’s annualized expense ratio of 1.05% for Class A and 1.80% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the partial year period). The Strategic Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 0.34% for Class A and (0.13)% for Class C for the six-month period of October 1, 2015, to March 31, 2016.

**	Assumes a 5% return before expenses.

CONSERVATIVE GROWTH FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2015	3/31/2016	10/1/2015 through 3/31/2016

Actual - Class A *	$1,000.00	$1,009.10	$5.07

Hypothetical - Class A **	$1,000.00	$1,019.95	$5.10

Actual - Class C *	$1,000.00	$1,004.90	$8.82

Hypothetical - Class C **	$1,000.00	$1,016.20	$8.87

*

Expenses are equal to the Fund’s annualized expense ratio of 1.01% for Class A and 1.76% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the partial year period). The Conservative Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 0.91% for Class A and 0.49% for Class C for the six-month period of October 1, 2015, to March 31, 2016.

**	Assumes a 5% return before expenses.

ISRAEL COMMON VALUES FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2015	3/31/2016	10/1/2015 through 3/31/2016

Actual - Class A *	$1,000.00	$1,047.70	$9.52

Hypothetical - Class A **	$1,000.00	$1,015.70	$9.37

Actual - Class C *	$1,000.00	$1,044.50	$13.39

Hypothetical - Class C **	$1,000.00	$1,011.90	$13.18

Actual - Class I *	$1,000.00	$1,049.50	$8.20

Hypothetical - Class I **	$1,000.00	$1,017.00	$8.07

*

Expenses are equal to the Fund’s annualized expense ratio of 1.86% for Class A, 2.62% for Class C and 1.60% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the partial year period). The Israel Common Values Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 4.77% for Class A, 4.45% for Class C and 4.95% for the period of October 1, 2015, to March 31, 2016.

**	Assumes a 5% return before expenses.

Expense Examples – (Unaudited)(Continued)

March 31, 2016

EMERGING MARKETS FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2015	3/31/2016	10/1/2015 through 3/31/2016

Actual - Class A *	$1,000.00	$1,151.70	$15.22

Hypothetical - Class A **	$1,000.00	$1,010.85	$14.23

Actual - Class C *	$1,000.00	$1,149.50	$19.18

Hypothetical - Class C **	$1,000.00	$1,007.15	$17.91

Actual - Class I *	$1,000.00	$1,154.60	$14.22

Hypothetical - Class I **	$1,000.00	$1,011.80	$13.28

*

Expenses are equal to the Fund’s annualized expense ratio of 2.83% for Class A, 3.57% for Class C and 2.64% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the partial year period). The Emerging Markets Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 15.17% for Class A, 14.95% for Class C and 15.46% for Class I for the period of October 1, 2015, to March 31, 2016.

**	Assumes a 5% return before expenses.

GROWTH & INCOME FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2015	3/31/2016	10/1/2015 through 3/31/2016

Actual - Class A *	$1,000.00	$1,001.00	$7.25

Hypothetical - Class A **	$1,000.00	$1,017.75	$7.31

Actual - Class C *	$1,000.00	$997.10	$10.98

Hypothetical - Class C **	$1,000.00	$1,014.00	$11.08

Actual - Class I ***	$1,000.00	$1,001.90	$5.96

Hypothetical - Class I **	$1,000.00	$1,019.05	$6.01

*

Expenses are equal to the Fund’s annualized expense ratio of 1.45% for Class A, 2.20% for Class C and 1.19% for Class I , which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the partial year period). The Growth & Income Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 0.10% for Class A, (0.29)% for Class C and 0.19% for Class I, for the period of October 1, 2015, to March 31, 2016.

**	Assumes a 5% return before expenses.

Privacy Notice

FACTS	WHAT DOES THE TIMOTHY PLAN DO WITH YOUR PERSONAL INFORMATION?

WHY?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all information sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this Notice carefully to understand what we do.

WHAT?	The types of information we collect and share depend on the product or service you have with us. This information can include:
• Social Security Number
• Assets
• Retirement Assets
• Transaction History
• Checking Account History
• Purchase History
• Account Balances
• Account Transactions
• Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this Notice.

HOW?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The Timothy Plan chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information.	Does The Timothy Plan share?	Can you limit this sharing?

For our everyday business purposes- Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	Yes	No

For our marketing purposes- to offer our products and services to you.	No	We don’t share

For joint marketing with other financial companies	No	We don’t share

For our affiliates’ everyday business purposes- information about your transactions and experiences.	Yes	No

For our affiliates’ everyday business purposes- information about your creditworthiness	No	We don’t share

For non-affiliates to market to you	No	We don’t share

Questions?	Call 800-662-0201

Who we are
Who is providing this Notice?	Timothy Plan Family of Mutual Funds Timothy Partners, Ltd.

What we do

How does The Timothy Plan protect your personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does The Timothy Plan collect your personal information?	We collect your personal information, for example, when you
• Open an account
• Provide account information
• Give us your contact information
• Make deposits or withdrawals from your account
• Make a wire transfer
• Tell us where to send the money
• Tell us who receives the money
• Show your government-issued ID
• Show your driver’s license
We also collect your personal information from other companies.

Why can’t I limit all sharing?	Federal law gives you the right to limit only:
• Sharing for affiliates’ everyday business purposes-information about your creditworthiness.
• Affiliates from using your information to market to you.
• Sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. Timothy Partners, Ltd. is an affiliate of The Timothy Plan

Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. • The Timothy Plan does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products to you. • The Timothy Plan does not jointly market.

Customer Identification Program

The Board of Trustees of the Trust has approved procedures designed to prevent and detect attempts to launder money as required under the USA PATRIOT Act. The day-to-day responsibility for monitoring and reporting any such activities has been delegated to the transfer agent, subject to the oversight and supervision of the Board.

Disclosures

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Funds voted proxies relating to Fund securities during the period ended June 30 of well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-800-732-0330 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov

HOW TO OBTAIN 1ST AND 3RD FISCAL QUARTER PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-800-732-0330.

BOARD OF TRUSTEES

Arthur D. Ally

Kenneth Blackwell

Joseph E. Boatwright

Rick Copeland

Deborah Honeycutt

Bill Johnson

John C. Mulder

Charles E. Nelson

Scott Preissler

Alan Ross

Mathew D. Staver

Patrice Tsague

OFFICERS

Arthur D. Ally, President

Joseph E. Boatwright, Secretary

INVESTMENT ADVISOR

Timothy Partners, Ltd.

1055 Maitland Center Commons

Maitland, FL 32751

DISTRIBUTOR

Timothy Partners, Ltd.

1055 Maitland Center Commons

Maitland, FL 32751

TRANSFER AGENT

Gemini Fund Services, LLC

17605 Wright St., Suite 2

Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

David Jones & Assoc., P.C.

422 Fleming St.

Key West, FL 33040

For additional information or a prospectus, please call: 1-800-846-7526 Visit the Timothy Plan web site on the internet at: www.timothyplan.com

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds’ objectives, policies, expenses and other information. Distributed by Timothy Partners, Ltd.

HEADQUARTERS

The Timothy Plan

1055 Maitland Center Commons

Maitland, Florida 32751

(800) 846-7526

www.timothyplan.com

invest@timothyplan.com

SHAREHOLDER SERVICES

Gemini Fund Services, LLC

17605 Wright St., Suite 2

Omaha, NE 68130

(800) 662-0201

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders. The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures within 90 days, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    The Timothy Plan

By	/s/ Arthur D. Ally
Arthur D. Ally, President

Date	6/2/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Arthur D. Ally
Arthur D. Ally, President

Date	6/2/16